UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 06/30/2009

Item 1 – Report to Stockholders

BlackRock Short-Term Municipal Fund

BlackRock Municipal Insured Fund

BlackRock National Municipal Fund

BlackRock High Yield Municipal Fund

OF BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock New York Municipal Bond Fund

OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 ANNUAL REPORT JUNE 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily head-

lines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-

than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses — and more —

between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favor-

able macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time,

the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of

2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009	6-month	12-month
US equities (S&P 500 Index)	3.16%	(26.21)%
Small cap US equities (Russell 2000 Index)	2.64	(25.01)
International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.92	(1.91)
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.
The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbu-
lence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of

BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of

BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of June 30, 2009 BlackRock Short-Term Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period, the Fund’s BlackRock, Institutional, Investor A,
Investor A1 and Investor B Shares outperformed its primary benchmark, the Barclays Capital Municipal Bond Index while Investor C Shares lagged.
Fund returns trailed that of its secondary benchmark, the Barclays Capital
3-Year General Obligation Bond Index, as well as the S&P/Investortools
Limited Maturity Municipal Bond Index.

What factors influenced performance?
•At the outset of the one-year period, the Federal Reserve’s aggressive easing of monetary policy in light of the liquidity and credit crisis had the most positive impact on the front end of the yield curve, a position where the Fund had an overweight relative to the S&P/Investortools Limited
Maturity Municipal Bond Index. The flight to quality that ensued in the fixed income markets also benefited this portion of the yield curve. Another contributing factor was the outperformance of higher-quality issues versus insured securities and lower-rated spread product. The Fund’s average credit quality has been maintained in the AA category, with a particular focus on pre-refunded and general obligation bonds, both of which out-
performed the broader market for most of the period. Additionally, we have been able to take advantage of the widening in spreads of issues with lower ratings through careful credit research where the yields did not reflect the strength of the issuer. While these opportunities have not been abundant, those that were purchased offered yields in many cases, several hundred basis points over the yield on high-grade issues at the time of purchase.

•More recently, issues with a longer maturity have outperformed those with a shorter maturity. Since the Fund is limited to purchases of securities with a four-year maturity, those funds have outperformed in periods when rates fell. As the credit crisis has abated somewhat in recent months, markets have seen more of these rallies for longer-dated securities. This has detracted from performance in those periods.

•During the 12 months, a high cash balance helped minimize volatility and lowered portfolio duration, which was beneficial to performance, but it also held the yield down slightly as the money was uninvested. Nevertheless, the low absolute level of rates made investments less attractive.

Describe recent portfolio activity.
•Later in the period, we began to move away from our focus solely on high-
quality issues in an effort to identify value for good credits with lower ratings, offering high yields. These wider spreads were the result of the risk aversion that had taken place in the market over the last 12 months. This has reduced our exposure to pre-refunded securities on a net asset weighted basis.

Describe Fund positioning at period end.
•At period end, the Fund is positioned for a neutral Federal Reserve policy throughout the remainder of 2009 and into 2010, which should benefit performance as the front end of the yield curve remains anchored for the foreseeable future. The Fund’s average credit quality of AA also bodes well, given the continued uncertainty in the economy and the impact on lower-
quality issues. Additionally, the Fund is more heavily weighted in the one-
to two-year portion of the curve, as the direction of short-term rates beyond that remains uncertain.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Sector Allocation	Investments	Credit Quality Allocation[1]	Investments
State	33%	AAA/Aaa	32%
County/City/Special District/School District	22	AA/Aa	47
Transportation	12	A/A	15
Education	11	BBB/Baa	5
Utilities	10	Not Rated[2]	1
Health	6	[1] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
Corporate	6	(“Moody’s”) ratings.
		[2] The investment advisor has deemed certain of these non-rated securities to be of
		investment grade quality. The market value of these securities was $7,307,774
		representing 1% of the Fund’s long-term investments.

4 ANNUAL REPORT JUNE 30, 2009

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) or in municipal notes. The Fund will maintain a dollar weighted maturity of no more than three years.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 This unmanaged Index consists of state and local government obligation bonds that mature in three – four years, rated Baa or better.
5 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
6 The S&P/Investortools Limited Maturity Municipal Bond Index includes all bonds in the S&P/Investortools Main Municipal Bond Index with a remaining maturity of less than 4 years.

Performance Summary for the Period Ended June 30, 2009

					Average Annual Total Returns[7]

				1 Year	5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

BlackRock	1.28%	2.20%	4.36%	N/A	2.98%	N/A	3.18%	N/A
Institutional	1.38	2.25	4.45	N/A	2.98	N/A	3.18	N/A
Investor A	1.10	2.12	4.08	0.96%	2.73	2.10%	2.92	2.61%
Investor A1	1.27	2.20	4.34	3.30	2.88	2.67	3.08	2.97
Investor B	1.04	2.07	4.08	3.08	2.62	2.62	2.80	2.80
Investor C	0.39	1.74	3.41	2.41	1.96	1.96	2.15	2.15
Barclays Capital 3-Year General Obligation
Bond Index	—	2.97	6.33	N/A	3.85	N/A	4.21	N/A
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A
S&P/Investortools Limited Maturity Municipal
Bond Index	—	2.41	5.12	N/A	3.64	N/A	3.80	N/A

[7] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual				Hypothetical[9]

	Beginning	Ending			Beginning		Ending
	Account Value	Account Value		Expenses Paid	Account Value	Account Value		Expenses Paid
	January 1, 2009	June 30, 2009		During the Period[8]	January 1, 2009	June 30, 2009	During the Period[8]

BlackRock	$1,000	$1,022.00		$2.19	$1,000		$1,022.53	$2.19
Institutional	$1,000	$1,022.50		$1.75	$1,000		$1,022.97	$1.75
Investor A	$1,000	$1,021.20		$2.99	$1,000		$1,021.74	$2.99
Investor A1	$1,000	$1,022.00		$2.24	$1,000		$1,022.48	$2.24
Investor B	$1,000	$1,020.70		$3.49	$1,000		$1,021.25	$3.49
Investor C	$1,000	$1,017.40		$6.72	$1,000		$1,018.04	$6.72

[8] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.44% for BlackRock, 0.35% for Institutional, 0.60% for Investor A, 0.45% for Investor A1,
0.70% for Investor B and 1.35% for Investor C), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown).
[9] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2009 5

Fund Summary as of June 30, 2009 BlackRock Municipal Insured Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed its primary benchmark, the Barclays Capital
Municipal Bond Index, as well as the S&P/Investortools Customized Insured
Municipal Bond Index, for the 12-month period.

What factors influenced performance?
•Fund performance was negatively affected by our yield curve positioning.
The Fund was overweight relative to the S&P/Investortools Customized
Insured Municipal Bond Index in the longer end of the yield curve, which underperformed the shorter end of the curve. Exposure to insured bonds with weaker underlying ratings also had a negative impact on results. These holdings detracted from performance as the value of insurance declined, and as spreads in the municipal market generally widened.

•Albeit over a very volatile period, the Fund’s modestly constructive posture toward the market contributed to performance as benchmark yields in the municipal market declined from year-ago levels. The Fund’s above-average yield also aided performance, as did our efforts to upgrade the portfolio’s overall credit quality.

Describe recent portfolio activity.
•We focused on two main objectives over the annual period — upgrading credit quality and increasing liquidity.

•We worked to upgrade overall portfolio quality due to continued weakness in the economy, which is placing tremendous pressure on municipal budg-
ets and other municipal issuers. In addition, municipal insurers continue to face ratings pressure, and experienced further downgrades over the past one-year period. When considering new purchases, we not only evaluated the insurance (if any), but also thoroughly analyzed the underlying credit quality. We also looked to move out of weaker credits during periods of market strength.

•On the latter objective, we are generally holding more cash and cash-like securities than in prior periods to maintain a high degree of liquidity. This is in response to markets that are still quite volatile at times, and where market liquidity can be difficult to obtain at reasonable levels. This also gives us an opportunity to better take advantage when market selling pressure emerges.

Describe Fund positioning at period end.
•At period end, the Fund was positioned with a modestly constructive view of the market and, thus, was overweight relative to its secondary bench-
mark in the longer end of the yield curve. The municipal yield curve remains very steep, with short rates below 1% and longer rates near 5%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Sector Allocation	Investments	Credit Quality Allocation[1]	Investments
County/City/Special District/School District	34%	AAA/Aaa	40%
Transportation	21	AA/Aa	24
State	16	A/A	30
Utilities	13	BBB/Baa	5
Housing	5	Not Rated	1
Corporate	4	[1] Using the higher of S&P’s or Moody’s ratings.
Health	3
Tobacco	3
Education	1

6 ANNUAL REPORT JUNE 30, 2009

BlackRock Municipal Insured Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of prin-
cipal at maturity and interest. The Fund will invest in municipal bonds that have a maturity of five years or longer.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
5 The S&P/Investortools Customized Insured Municipal Bond Index includes insured bonds in the S&P/Investortools Main Municipal Bond Index, excluding those that are pre-refunded, escrowed to maturity, or insured by ACA Financial Guaranty Corporation.

Performance Summary for the Period Ended June 30, 2009

						Average Annual Total Returns[6]
					1 Year		5 Years		10 Years
		Standardized	6-Month		w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
		30-Day Yields	Total Returns		charge	charge	charge	charge	charge	charge

Institutional		4.45%		8.47%	1.52%	N/A	3.37%	N/A	4.39%	N/A
Investor A		4.00		8.33	1.39	(2.92)%	3.11	2.22%	4.13	3.68%
Investor B		3.69		7.90	0.73	(3.13)	2.58	2.25	3.60	3.60
Investor C		3.42		7.77	0.51	(0.46)	2.34	2.34	3.36	3.36
Investor C1		3.63		7.88	0.69	(0.28)	2.54	2.54	3.55	3.55
Barclays Capital Municipal Bond Index		—		6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Main Municipal Bond Index		—		7.37	2.22	N/A	3.92	N/A	4.86	N/A
S&P/Investortools Customized Insured
Municipal Bond Index		—		7.53	2.52	N/A	3.89	N/A	5.05	N/A

[6] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

			Actual					Hypothetical[9]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value Expenses Account Value Expenses					Account Value Account Value Expenses Account Value				Expenses
	January 1,	June 30,	Paid During	June 30,	Paid During	January 1,	June 30,	Paid During	June 30,	Paid During
	2009	2009	the Period[7]	2009	the Period[8]	2009	2009	the Period[7]	2009	the Period[8]
Institutional	$1,000.00	$1,084.70	$2.88	$1,084.70	$2.42	$1,000.00	$1,021.94	$2.79	$1,022.38	$2.34
Investor A	$1,000.00	$1,083.30	$4.21	$1,083.30	$3.75	$1,000.00	$1,020.66	$4.09	$1,021.10	$3.64
Investor B	$1,000.00	$1,079.00	$6.82	$1,079.00	$6.36	$1,000.00	$1,018.14	$6.62	$1,018.58	$6.17
Investor C	$1,000.00	$1,077.70	$8.04	$1,077.70	$7.58	$1,000.00	$1,016.96	$7.81	$1,017.40	$7.36
Investor C1	$1,000.00	$1,078.80	$7.07	$1,078.80	$6.61	$1,000.00	$1,017.89	$6.87	$1,018.34	$6.42

[7] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.66% for Institutional, 0.92% for Investor A, 1.43% for Investor B, 1.67% for Investor C
and 1.48% for Investor C1), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown).
[8] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.73% for Investor A, 1.24% for Investor B, 1.48% for Investor C
and 1.29% for Investor C1), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown). Expenses are net of waiver, excluding interest expense and fees.
[9] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

	ANNUAL REPORT						JUNE 30, 2009			7

Fund Summary as of June 30, 2009 BlackRock National Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed its primary benchmark, the Barclays Capital
Municipal Bond Index, as well as the S&P/Investortools Main Municipal
Bond Index, for the 12-month period.

What factors influenced performance?
•The Fund had two securities come off accrual (i.e., stop paying interest) as they have entered a work-out stage. They were, individually, a land-based community facilities district in Florida, accounting for less than 0.05% of total assets, and a continuing-care retirement community in Alabama, which represented 0.10% of total assets. In addition, lower-rated credits that did not participate in the tightening of credit spreads hurt relative valuations.
Nevertheless, we believe that managing the size of the exposure to these situations helps contain the effect of these credits in the overall Fund.

•On the positive side, an above-average accrual relative to the S&P/
Investortools Main Municipal Bond Index, a neutral to slightly defensive duration posture and selective tightening in credit quality spreads aided results during the 12 months. Favorable performance over the past year was also a result of avoiding credit problems experienced by other fund families that maintain a higher concentration of assets in certain sectors.
Diversifying holdings, and buying smaller lots of several sectors, helped us avoid large negative price adjustments in single holdings in downgraded or challenged sectors.

•During the 12 months, Fund management maintained a higher than normal cash position in an effort to reduce volatility and ensure that ample cash was available to take advantage of opportunities in the new-issue market.
The Fund’s cash position was beneficial to performance as it lowered port-
folio duration and enhanced its yield as a portion of the cash reserves was invested in higher-yielding variable-rate demand notes (“VRDN”).

Describe recent portfolio activity.
•During the annual period, tightening credit spreads in selective sectors were used as an opportunity to recover some value and pare back lower-quality holdings. Tobacco, continuing care retirement communities and land-based community facilities district deals were sold; these sectors have been very illiquid, and seeing a bid back in the market was looked at as an opportu-
nity to sell. Flows into high yield funds created a technical bid for some of these bonds that would not exist purely on a fundamental basis.

•We had held a significant portion of cash reserves in higher-yielding VRDNs securities that fell out of favor with money market accounts, but still fit the credit profile of the Fund. Conditions in the short-term market have improved somewhat, and these securities were no longer providing the outsized yields they had when originally purchased. We sold back some of these VRDNs and reinvested the monies in the new-issue market, where supply has been large enough to create some attractive buy opportunities.

Describe Fund positioning at period end.
•At period end, the Fund was in a defensive (i.e., short) duration posture relative to its secondary benchmark. Cash reserves remain at a historically-
high level of approximately 10% of total fund assets. Management intends to recommit these reserves to the longest end of the municipal yield curve as attractively priced/structured securities are issued. Leveraged securities represent only 1.5% of total fund assets; this also represents an opportunity as the municipal yield curve reflects a historically steep relationship — near
375 basis points — between the two-and 30-year segments. Historically-
low short-term rates have also led to attractive financing for inverse floater product. Meanwhile, alternative minimum tax holdings comprise less than
15% of total fund assets, and the average coupon structure is 6% com-
pared to the 30-year Municipal Market Data scale rate of 4.60%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Sector Allocation	Investments	Credit Quality Allocation[1]	Investments
County/City/Special District/School District	24%	AAA/Aaa	16%
Utilities	19	AA/Aa	25
Transportation	17	A/A	30
Health	16	BBB/Baa	13
Corporate	11	BB/Ba	1
State	8	B/B	1
Housing	3	CCC	1
Education	2	Not Rated[2]	13
		[1] Using the higher of S&P’s or Moody’s ratings.
		[2] The investment advisor has deemed certain of these non-rated securities to be of
		investment grade quality. The market value of these securities was $67,441,181
		representing 4% of the Fund’s long-term investments.

8 ANNUAL REPORT JUNE 30, 2009

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in long-term municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.

Performance Summary for the Period Ended June 30, 2009

				Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.59%	10.40%	1.56%	N/A	3.54%	N/A	4.64%	N/A
Investor A	4.10	10.37	1.32	(2.98)%	3.31	2.42%	4.40	3.95%
Investor B	3.84	9.99	0.79	(3.07)	2.78	2.44	3.87	3.87
Investor C	3.58	9.98	0.56	(0.40)	2.50	2.50	3.60	3.60
Investor C1	3.80	9.97	0.76	(0.21)	2.71	2.71	3.81	3.81
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	3.92	N/A	4.86	N/A

[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual				Hypothetical[7]
	Beginning	Ending			Beginning		Ending
	Account Value	Account Value		Expenses	Account Value	Account Value		Expenses
	January 1,	June 30,	Paid During		January 1,	June 30,		Paid During
	2009	2009	the Period[6]		2009		2009	the Period[6]
Institutional	$1,000.00	$1,104.00		$3.16	$1,000.00	$1,021.69		$3.04
Investor A	$1,000.00	$1,103.70		$4.51	$1,000.00	$1,020.41		$4.33
Investor B	$1,000.00	$1,099.30		$7.04	$1,000.00	$1,017.99		$6.77
Investor C	$1,000.00	$1,099.80		$8.28	$1,000.00	$1,016.81		$7.96
Investor C1	$1,000.00	$1,099.70		$7.25	$1,000.00	$1,017.80		$6.97

[6] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Institutional, 0.87% for Investor A, 1.36% for Investor B, 1.60% for Investor C
and 1.40% for Investor C1), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown). Interest expense had no impact on the annualized expense ratio for the one-half year period the table covers.
[7] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2009 9

Fund Summary as of June 30, 2009 BlackRock High Yield Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed its primary benchmark, the Barclays Capital
Municipal Bond Index, for the 12-month period, but outperformed its sec-
ondary benchmark, the Barclays Capital High Yield Municipal Bond Index,
as well as the S&P/Investortools Customized High Yield Municipal Bond
Index, as portfolio holdings broadly benefited from a rebound in the high yield municipal market.

What factors influenced performance?
•Performance was enhanced by our efforts to capitalize upon the numerous investment opportunities generated amidst the market dislocations of the last year. The resulting shift toward a less conservative credit bias also proved beneficial as credit spreads tightened significantly. Additionally, underweight positions relative to the secondary benchmark in the tobacco and airline sectors helped returns, as they generally lagged the broader move in the high yield municipal market. Lastly, the Fund’s competitive standing, with respect to distribution yield, has improved dramatically in recent months.

•The primary factor that hurt performance was an above-market-weight posture in the long-term care sector, where deteriorating housing market conditions caused many start-up facilities to fall short of projected occupancy levels. Declining valuations in related holdings have been exacerbated by extremely poor liquidity conditions, making it difficult to achieve our goal of reducing exposure. Nevertheless, we have had some success and feel more comfortable with the Fund’s recent move closer to a neutral weighting.

Describe recent portfolio activity.
•Our efforts this year were targeted at adopting a more aggressive credit profile. This shift was premised on the view that valuations in the high yield municipal space reached attractive levels that warranted a shift in investment strategy. To that end, purchases were concentrated in the tax-
backed, healthcare and utilities sectors, which we tend to view more favor-
ably. Exposure to higher-quality individual names, as well as less favored sectors such as the previously mentioned long-term-care category, has been reduced in order to provide sufficient funds to effect this transition.

Describe Fund positioning at period end.
•The Fund remains well-positioned to benefit from what will likely be an increase in investors’ risk tolerance and the subsidiary effects of narrowing credit spreads over the rest of the year. The Fund’s duration remains mod-
erately higher than that of the S&P/Investortools Customized High Yield
Municipal Bond Index, while the longer maturity of many of its holdings continues to reflect our belief that long-term securities will outperform in a flattening yield curve environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Sector Allocation	Investments	Credit Quality Allocation[1]	Investments
Health	28%	AAA/Aaa	4%
County/City/Special District/School District	25	AA/Aa	3
Corporate	17	A/A	16
Education	11	BBB/Baa	29
Utilities	8	BB/Ba	8
Housing	3	B/B	7
State	3	CCC/Caa	4
Tobacco	3	CC/Ca	1
Transportation	2	Not Rated[2]	28
		[1] Using the higher of S&P’s or Moody’s ratings.
		[2] The investment advisor has deemed certain of these non-rated securities to be of
		investment grade quality. The market value of these securities was $1,671,257
		representing 3% of the Fund’s long-term investments.

10 ANNUAL REPORT JUNE 30, 2009

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 An unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 with a remaining maturity of at least one year.
5 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
6 The S&P/Investortools Customized High Yield Municipal Bond Index is a blended subset of the S&P/Investortools Main Municipal Bond Index that includes non-
insured bonds rated below BBB– or non-rated (85%) and bonds rated BBB (15%), excluding those that are in default, are pre-refunded, or are escrowed to maturity.
7 Commencement of Operations.

Performance Summary for the Period Ended June 30, 2009

Average Annual Total Returns[8]
1 Year	Since Inception[9]
Standardized 6-Month	w/o sales	w/sales	w/o sales	w/sales
30-Day Yields Total Returns	charge	charge	charge	charge
Institutional	6.73%	20.09%	(10.40)%	N/A	(5.41)%	N/A
Investor A	6.16	19.95	(10.67)	(14.46)%	(5.69)	(7.09)%
Investor C	5.65	19.48	(11.33)	(12.17)	(6.34)	(6.34)
Barclays Capital High Yield Muni Bond Index	—	16.83	(11.50)	N/A	(4.68)	N/A
Barclays Capital Municipal Bond Index	—	6.43	3.77	N/A	3.57	N/A
S&P/Investortools Main Municipal Bond Index	—	7.37	2.22	N/A	2.78	N/A
S&P/Investortools Customized High Yield Municipal Bond Index	—	16.68	(11.82)	N/A	(4.94)	N/A
[8] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
[9] The Portfolio commenced operations on 8/01/06.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

Actual	Hypothetical[12]
Including Interest Expense	Excluding Interest Expense	Including Interest Expense	Excluding Interest Expense
and Fees	and Fees	and Fees	and Fees
Beginning	Ending	Ending	Beginning	Ending	Ending
Account Value Account Value Expenses	Account Value Expenses	Account Value Account Value Expenses	Account Value Expenses
January 1,	June 30,	Paid During	June 30,	Paid During	January 1,	June 30,	Paid During	June 30,	Paid During
2009	2009	the Period[10]	2009	the Period[11]	2009	2009	the Period[10]	2009	the Period[11]
Institutional	$1,000.00	$1,200.90	$ 5.32	$1,200.90	$ 5.16	$1,000.00	$1,019.87	$ 4.88	$1,020.02	$4.73
Investor A	$1,000.00	$1,199.50	$ 6.78	$1,199.50	$ 6.62	$1,000.00	$1,018.54	$ 6.22	$1,018.68	$6.07
Investor C	$1,000.00	$1,194.80	$10.93	$1,194.80	$10.77	$1,000.00	$1,014.74	$10.04	$1,014.89	$9.89
[10] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.98% for Institutional, 1.25% for Investor A and 2.02% for Investor C), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown).
[11] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Institutional, 1.22% for Investor A and 1.99% for Investor C), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown). Expenses are net of waiver, excluding interest expense and fees.
[12] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2009 11

Fund Summary as of June 30, 2009 BlackRock New York Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed its primary benchmark, the Barclays Capital
Municipal Bond Index, as well as the S&P/Investortools New York Municipal
Bond Index, for the 12-month period.

•While the Barclays Capital Municipal Bond Index measures the perform-
ance of municipal bonds nationally, the S&P/Investortools New York
Municipal Bond Index measures the performance of municipal bonds only in New York. The Lipper category consists of funds that limit their investment to securities exempt from taxation in New York.

What factors influenced performance?
•The Fund’s underweights in AA-rated and AAA-rated bonds, combined with its overweights in A-rated and BBB-rated bonds, detracted from perform-
ance relative to the S&P/Investortools New York Municipal Bond Index.
The Fund’s insured holdings, which normally would benefit from a “flight-
to-quality” environment, did not benefit as the monoline insurers were plagued with their own credit concerns and had their ratings adjusted accordingly. Demand for bonds from the retail sector during this period of illiquidity and market turmoil was sporadic, further reducing the demand for discount coupon bonds. The Fund’s moderate size and higher yield ori-
entation naturally limited its holdings in large blocks of high-quality, unin-
sured bonds, which were the best performers on average over the entire period. These bonds, in block sizes of $10 million or greater, experienced significant outperformance as they remained the only funding vehicle for large municipal hedge fund and tender option bond buyers.

•The Fund’s distribution rate helped mitigate volatility and contributed positively to the total return of the Fund during a period of extraordinary credit market turbulence and municipal underperformance. This period can properly be viewed as two distinct performance periods: the last six months of 2008, and the first six months of 2009. During the latter part of
2008, the credit markets were in complete disarray, and the Fund’s longer-
dated and lower-quality holdings underperformed the market. Several sec-
tors in which the Fund was overweight, including housing, health care and corporates, also underperformed. As liquidity returned to the market and credit spreads started to narrow, some of these same sectors and holdings outperformed. In addition, with the return of the retail buyer as a dominant force, the Fund benefited from having a broadly diversified portfolio, includ-
ing attractive retail-structured bonds that we were able to trade into this demand.

Describe recent portfolio activity.
•While overall turnover remained low, we were able to capitalize on opportu-
nities to diversify the Fund by adding smaller pieces (bond blocks below
$10 million) of attractive bonds, as well as bonds that were oversold dur-
ing the market’s flight to quality. With municipal yields at their historically cheapest levels compared to US Treasuries, we sought opportunities to add both duration and convexity.

Describe Fund positioning at period end.
•At period end, the Fund is positioned with a mostly neutral duration relative to the secondary benchmark, and an attractive distribution rate. It has a predominantly barbell-shaped coupon structure — more discounted bonds and cushion bonds (bonds selling at a premium) on the ends, and fewer current-coupon bonds in the middle. We continue to look to the new-issue market as the best place to find the value-added opportunities that will enable us to continually diversify the Fund at reasonable costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Sector Allocation	Investments	Credit Quality Allocation[1]	Investments
Health	16%	AAA/Aaa	11%
County/City/Special District/School District	15	AA/Aa	26
State	14	A/A	34
Transportation	13	BBB/Baa	16
Corporate	11	BB/Ba	2
Education	10	B/B	1
Housing	8	CCC/Caa	1
Utilities	7	Not Rated[2]	9
Tobacco	6	[1] Using the higher of S&P’s or Moody’s ratings.
		[2] The investment advisor has deemed certain of these non-rated securities to be of
		investment grade quality. The market value of these securities was $10,654,680
		representing 5% of the Fund’s long-term investments.

12 ANNUAL REPORT JUNE 30, 2009

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a portfolio of investment grade New York municipal bonds. The Fund expects to maintain an average weighted maturity of greater than ten years.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.
4 The S&P/Investortools Main Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing,
Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than 1 month.
5 The S&P/Investortools New York Municipal Bond Index includes all New York bonds in the S&P/Investortools Main Municipal Bond Index.

Performance Summary for the Period Ended June 30, 2009

						Average Annual Total Returns[6]

					1 Year		5 Years		10 Years
		Standardized		6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
		30-Day Yields	Total Returns		charge	charge	charge	charge	charge	charge

Institutional		4.49%		10.31%	(0.60)%	N/A	2.80%	N/A	3.77%	N/A
Investor A		4.05		10.16	(0.85)	(5.07)%	2.55	1.66%	3.52	3.07%
Investor A1		4.21		10.24	(0.70)	(4.68)	2.72	1.88	3.69	3.27
Investor B		4.01		9.92	(1.11)	(4.89)	2.28	1.95	3.25	3.25
Investor C		3.48		9.65	(1.59)	(2.53)	1.76	1.76	2.74	2.74
Investor C1		3.89		9.87	(1.29)	(2.23)	2.17	2.17	3.15	3.15
Barclays Capital Municipal Bond Index		—		6.43	3.77	N/A	4.14	N/A	5.00	N/A
S&P/Investortools Main Municipal Bond Index		—		7.37	2.22	N/A	3.92	N/A	4.86	N/A
S&P/Investortools New York Municipal Bond Index		—		7.36	3.19	N/A	4.24	N/A	5.05	N/A

[6] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

			Actual					Hypothetical[9]
	Including Interest Expense			Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
		and Fees		and Fees			and Fees		and Fees
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value Expenses			Account Value Expenses		Account Value Account Value Expenses Account Value Expenses
	January 1,	June 30,	Paid During	June 30,	Paid During	January 1,	June 30,	Paid During	June 30,	Paid During
	2009	2009	the Period[7]	2009	the Period[8]	2009	2009	the Period[7]	2009	the Period[8]
Institutional	$1,000.00	$1,103.10	$4.10	$1,103.10	$4.04	$1,000.00	$1,020.80	$3.94	$1,020.85	$3.89
Investor A	$1,000.00	$1,101.60	$5.44	$1,101.60	$5.44	$1,000.00	$1,019.52	$5.23	$1,019.52	$5.23
Investor A1	$1,000.00	$1,102.40	$4.67	$1,102.40	$4.61	$1,000.00	$1,020.26	$4.48	$1,020.31	$4.43
Investor B	$1,000.00	$1,099.20	$6.73	$1,099.20	$6.68	$1,000.00	$1,018.29	$6.47	$1,018.34	$6.42
Investor C	$1,000.00	$1,096.50	$9.25	$1,096.50	$9.25	$1,000.00	$1,015.87	$8.90	$1,015.87	$8.90
Investor C1	$1,000.00	$1,098.70	$7.19	$1,098.70	$7.14	$1,000.00	$1,017.85	$6.92	$1,017.89	$6.87

[7] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.79% for Institutional, 1.05% for Investor A, 0.90% for Investor A1, 1.30% for Investor B,
1.79% for Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown).
[8] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.78% for Institutional, 1.05% for Investor A, 0.89% for Investor A1, 1.29% for Investor B,
1.79% for Investor C and 1.38% for Investor C1), multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period shown).
Expenses are net of waiver, excluding interest expense and fees.
[9] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2009 13

About Fund Performance

•BlackRock and Institutional Shares (BlackRock Shares are available only in BlackRock Short-Term Municipal Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, BlackRock
Share performance results are those of the Institutional Shares.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% for all Funds except BlackRock Short-Term Municipal Fund which incurs a 3.00% maximum initial sales charge and all Funds incur a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A
Shares inception date of October 2, 2006 (for all Funds except BlackRock
High Yield Municipal Fund, BlackRock Municipal Insured Fund and
BlackRock National Municipal Fund), Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•Investor A1 Shares (available only in BlackRock Short-Term Municipal
Fund and BlackRock New York Municipal Bond Fund) incur a maximum initial sales charge (front-end load) of 1.00% for BlackRock Short-Term
Municipal Fund and 4.00% for BlackRock New York Municipal Fund; and
a service fee of 0.10% per year (but no distribution fee).

•Investor B Shares (available to all Funds except BlackRock High Yield
Municipal Fund) are subject to the following maximum contingent deferred sales charges:

	Maximum Contingent
	Deferred Sales Charges
BlackRock Short-Term Municipal Fund	1%, declining to 0% after 3 years
BlackRock Municipal Insured Fund	4%, declining to 0% after 6 years
BlackRock National Municipal Fund	4%, declining to 0% after 6 years
BlackRock New York Municipal Bond Fund	4%, declining to 0% after 6 years

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution	Service
	Fee	Fee
BlackRock Short-Term Municipal Fund	0.20%	0.15%
BlackRock Municipal Insured Fund	0.50%	0.25%
BlackRock National Municipal Fund	0.50%	0.25%
BlackRock New York Municipal Bond Fund	0.25%	0.25%

For BlackRock Short-Term Municipal Fund and BlackRock New York
Municipal Bond Fund, the shares automatically convert to Investor A1
Shares after approximately 10 years. For BlackRock Municipal Insured
Fund and BlackRock National Municipal Fund, the shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.)

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year. Prior to the Investor C Shares inception date of October 2,
2006 (for all Funds except BlackRock High Yield Municipal Fund), Investor
C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

Investor C1 Shares (available to all Funds except BlackRock High Yield
Municipal Fund and BlackRock Short-Term Municipal Fund) are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

In addition, these shares are subject to distribution and service fees per year as follows:

	Distribution	Service
	Fee	Fee
BlackRock Municipal Insured Fund	0.55%	0.25%
BlackRock National Municipal Fund	0.55%	0.25%
BlackRock New York Municipal Bond Fund	0.35%	0.25%

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain per-
formance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date.

The Funds’ investment advisor reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their origi-
nal cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

14 ANNUAL REPORT JUNE 30, 2009

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses.
The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) are intended to assist shareholders both in calcu-
lating expenses based on an investment in a Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number corresponding to their
Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ANNUAL REPORT JUNE 30, 2009 15

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the
Notes to Financial Statements. TOB investments generally will provide the
Fund with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’
NAVs per share.

Furthermore, the value of the Funds’ investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on the Fund performance from leverage.

In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The use of leverage may enhance opportunities for increased returns to the
Funds, but they also create risks as short- or long-term interest rates fluctu-
ate. Leverage also will generally cause greater changes in a Fund’s NAV and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Fund may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit a
Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.

Derivative Instruments

The Funds may invest in various derivative instruments, including financial futures contracts and swaps as specified in the Notes to Financial
Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, pos-
sible default of the counterparty to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately pre-
dict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments June 30, 2009					BlackRock Short-Term Municipal Fund
					(Percentages shown are based on Net Assets)
		Par				Par
Municipal Bonds		(000)	Value	Municipal Bonds		(000)	Value

Alaska — 1.1%				Connecticut (concluded)
City of Anchorage Alaska, GO, General Purpose,				State of Connecticut, GO, BAN, Series B,
Series A (MBIA) (a):				4.00%, 6/01/11		$15,185 $	16,008,634
5.13%, 9/01/10		$ 3,435 $	3,613,895	State of Connecticut, GO, Refunding, Series G (MBIA),
5.34%, 9/01/10		3,575	3,771,554	5.00%, 3/15/10		2,000	2,065,240
			7,385,449				23,084,474
Arizona — 3.0%				Delaware — 2.1%
Arizona State Transportation Board, RB, Maricopa				State of Delaware, GO, 5.00%, 3/01/11		10,000	10,684,800
County Regional Area Road, 5.00%, 7/01/12		3,250	3,564,665	University of Delaware, Various RB, Series A, 2.00%,
Maricopa County Unified School District No. 69-				11/01/37 (b)		4,000	4,017,120
Paradise Valley, Arizona, GO, Refunding (AMBAC),							14,701,920
5.80%, 7/01/09 (b)		1,000	1,000,150
Phoenix Civic Improvement Corp., RB, Junior Lien				District of Columbia — 0.7%
(MBIA), 5.00%, 7/01/10		2,600	2,715,284	Metropolitan Washington Airports Authority, Refunding,
Salt River Project Agricultural Improvement & Power				RB, Series A (AMBAC), AMT, 5.00%, 10/01/10		4,665	4,829,161
District, Refunding, RB, Salt River Project, Series A,				Florida — 7.2%
5.00%, 1/01/12		3,160	3,435,552	County of Orange Florida, RB (AMBAC),
Yavapai County IDA, Arizona, RB, Waste				5.50%, 10/01/09 (a)		14,195	14,374,283
Management Inc. Project, AMT, 4.00%, 6/01/27 (b)		9,500	9,480,240	Florida Hurricane Catastrophe Fund Finance Corp., RB,
			20,195,891	Series A, 5.00%, 7/01/10		7,000	7,157,570
				Florida State Board of Education, GO, Public Education,
California — 3.1%				Series G (MBIA), 5.25%, 6/01/11		5,600	6,010,480
California Infrastructure & Economic Development				Florida State Board of Education, GO, Refunding, Public
Bank, Various RB, J. Paul, Series A-4, Remarketed,				Education, Series C, 5.00%, 6/01/12		5,000	5,462,100
1.65%, 4/01/11 (b)		5,500	5,504,675	Florida State Board of Education, RB, Series C (MBIA),
California Statewide Communities Development Authority,				5.25%, 1/01/10		3,825	3,900,467
RB, Kaiser Permanente, Series A, 5.00%, 4/01/13		5,000	5,415,050	Florida State Department of Environmental Protection,
City & County of San Francisco California, GO, Series				RB, Florida Forever, Series B (MBIA), 5.00%, 7/01/10		1,500	1,552,545
2008-R1, 5.00%, 6/15/11		5,000	5,367,650	Florida State Turnpike Authority, RB, Refunding,
San Francisco City & County Airports Commission,				Department Transportation, Series A, 5.00%, 7/01/10		3,000	3,124,050
Various RB, Refunding, 2nd Series A-1, AMT, 5.50%,				JEA, Refunding, RB, Issue 2, 17th Series,
5/01/19 (b)		5,000	5,184,800	5.25%, 10/01/12		5,000	5,345,750
			21,472,175	Miami-Dade County Educational Facilities Authority,
Colorado — 2.8%				Florida, RB, Series A (AMBAC), 5.75%, 4/01/10 (a)		2,020	2,121,424
Adams County School District No. 12, Colorado, GO,							49,048,669
Refunding, Series A (FSA), 5.00%, 12/15/11		4,190	4,558,008	Georgia — 4.2%
City & County of Denver Colorado, Refunding, RB,				Burke County Development Authority, RB, Georgia
Series A (MBIA), AMT, 5.50%, 11/15/09		3,785	3,840,791	Power Co. Vogtle Project (b):
City & County of Denver Colorado, RB, System,				5th Series, 4.38%, 10/01/32		4,000	4,102,320
Sub-Series A1, AMT, 5.00%, 11/15/09		10,645	10,782,108	5.05%, 11/01/48		3,000	3,139,590
			19,180,907	Henry County School District, GO, Series A,
Connecticut — 3.4%				5.00%, 4/01/11		10,000	10,694,900
Connecticut State Development Authority, RB,				Private Colleges & Universities Authority, RB, Emory
Connecticut Light & Power, Series A, Remarketed,				University, Series A, 5.25%, 9/01/11		10,280	11,178,678
AMT, 5.25%, 4/01/10 (b)		5,000	5,010,600				29,115,488

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		COP	Certificates of Participation	HFA	Housing Finance Agency
Schedules of Investments, the names and descriptions of		DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDA	Industrial Development Authority
many of the securities have been abbreviated according		EDA	Economic Development Authority	IDRB	Industrial Development Revenue Bonds
to the following list.		FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance
		FHA	Federal Housing Administration		(National Public Finance Guaranty Corp.)
ACA	American Capital Access Corp.	FHLMC	Federal Home Loan Mortgage Corporation	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	RB	Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	GAN	Grant Anticipation Notes	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	GNMA	Government National Mortgage Association	TECP	Tax-Exempt Commercial Paper
CAB	Capital Appreciation Bonds	GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
CIFG	CDC IXIS Financial Guaranty

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 17

Schedule of Investments (continued)			BlackRock Short-Term Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Hawaii — 0.8%			Minnesota — 1.4%
State of Hawaii, GO, Series CU (MBIA),			Minneapolis-Saint Paul Metropolitan Airports
5.55%, 10/01/10 (a)	$4,960	$5,255,616	Commission, RB, Series B (MBIA), AMT,
Illinois — 1.6%			5.50%, 1/01/10	$ 2,620	$ 2,652,514
Illinois Educational Facilities Authority, RB, University			State of Minnesota, GO:
Chicago, Series A, 5.25%, 7/01/11 (a)	5,000	5,469,350	5.00%, 8/01/11	3,675	3,978,959
State of Illinois, GO, First Series (MBIA), 5.13%, 10/01/12	5,000	5,497,000	Highway & Various Purpose, 5.00%, 8/01/11	2,900	3,139,859
		10,966,350			9,771,332
Indiana — 2.7%			Missouri — 0.6%
Indiana Bond Bank, RB, State Revolving Fund Program (a):			Missouri State Health & Educational Facilities
Series A, 5.60%, 8/01/10	7,500	7,978,650	Authority, Missouri, RB, Ascension Health, Series C-5,
Series B, 5.30%, 8/01/10	4,750	5,037,755	3.50%, 11/15/09 (b)	3,780	3,821,353
Indiana Health Facility Financing Authority, Indiana,			Nebraska — 0.3%
RB, Ascension Health Credit Group (b):			Central Plains Energy Project, Various RB, Project, No. 1,
Series A-1, 3.63%, 8/01/11	4,135	4,209,306	0.78%, 9/01/09 (b)	2,500	2,377,500
Series A-3, Remarketed, 5.00%, 11/01/27	1,000	1,041,760	Nevada — 2.9%
		18,267,471	Clark County School District, GO, Refunding:
Kentucky — 1.0%			Limited Tax, Series B, 4.00%, 6/15/11	10,000	10,472,500
Kentucky Asset Liability Commission, Kentucky,			Series B (MBIA), 5.00%, 6/15/12	6,000	6,472,860
RB, Refunding, Project Notes, Series A (AMBAC),			Truckee Meadows Water Authority, RB, Series A (FSA),
5.00%, 7/15/10	2,000	2,080,380	5.13%, 7/01/11 (a)	2,590	2,801,318
Kentucky Economic Development Finance Authority,					19,746,678
Kentucky, RB, Baptist Healthcare System, Series A,			New Jersey — 3.5%
5.00%, 8/15/12	2,650	2,786,661	New Jersey Building Authority, Refunding, RB, Series B
Kentucky State Property & Buildings Commission,			(AMBAC), 5.25%, 12/15/10	4,790	5,030,554
Kentucky, Refunding, RB, Project No. 87 (MBIA),			New Jersey State Turnpike Authority, RB, Series A
5.00%, 3/01/12	2,000	2,159,500	(MBIA) (a):
		7,026,541	5.50%, 1/01/10	5,000	5,127,950
Maryland — 2.9%			5.75%, 1/01/10	5,000	5,134,200
County of Baltimore Maryland, GO, Refunding,			New Jersey Transportation Trust Fund Authority,
Metropolitan District, 4.00%, 8/01/11	2,525	2,686,726	New Jersey, RB, Transportation System, Series A,
State of Maryland, GO, State & Local Facilities Loan,			5.75%, 6/15/11 (c)	3,000	3,271,650
2nd Series:			State of New Jersey, GO, Refunding, 4.00%, 8/01/12	5,000	5,361,900
5.00%, 8/01/10	7,770	8,147,855			23,926,254
5.00%, 7/15/11	3,815	4,128,211	New York — 7.5%
University System of Maryland, Maryland, RB, Auxiliary			City of New York New York, GO, Series B, 5.25%, 8/01/11	4,000	4,280,400
Facilities & Tuition Series C, 4.00%, 10/01/11	4,695	5,002,476	Metropolitan Transportation Authority, RB:
		19,965,268	Series A (FGIC), 5.88%, 4/01/10 (a)	5,000	5,202,400
Massachusetts — 2.1%			Transportation, Series B, 5.00%, 11/15/11 (b)	4,000	4,187,840
Commonwealth of Massachusetts, GO, Consolidated			New York City Transitional Finance Authority, Refunding,
Loan, Series A, 5.00%, 8/01/12	1,180	1,305,021	RB, Future Tax Secured, Sub-Series D-2, 5.00%,
Massachusetts Health & Educational Facilities			11/01/12	16,000	17,697,280
Authority, RB, Partners Health, Series C,			New York State Dormitory Authority, RB, Series B,
5.75%, 7/01/11 (a)	7,600	8,386,904	5.25%, 5/12/12 (b)	6,000	6,362,340
Route 3 North Transit Improvement Association,			New York State Urban Development Corp., RB, State
Massachusetts, RB (MBIA), 5.63%, 6/15/10 (a)	4,640	4,871,258	Personal Income Tax, Series C, 5.00%, 3/15/10	7,705	7,947,476
			State of New York, GO, Refunding, Series C,
		14,563,183	5.00%, 4/15/12	5,285	5,796,694
Michigan — 2.0%					51,474,430
City of Detroit Michigan, RB, Second Lien, Series B
(FGIC), 5.50%, 7/01/11 (a)	5,000	5,466,750	North Carolina — 2.2%
Royal Oak Hospital Finance Authority, Michigan,			County of Wake North Carolina, GO, Refunding,
RB, Refunding, William Beaumont Hospital,			Series C, 5.00%, 3/01/12	5,185	5,707,804
6.25%, 1/01/10	3,970	4,030,900	Mecklenburg County North Carolina, GO, Public
State of Michigan, RB, Refunding, Series B (FSA),			Improvement, Series B, 4.00%, 2/01/10	3,000	3,064,410
5.00%, 9/01/10	4,120	4,312,734	North Carolina Housing Finance Agency, North Carolina,
			RB, Multifamily Housing, AMT, 3.70%, 1/01/10 (b)	1,240	1,244,972
		13,810,384	North Carolina Municipal Power Agency No. 1 Catawba,
			North Carolina, RB, Refunding, Catawba Electric
			Revenue (MBIA), 6.00%, 1/01/10	5,000	5,117,150
					15,134,336

See Notes to Financial Statements.

18 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued)			BlackRock Short-Term Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Ohio — 2.5%			Texas (concluded)
Ohio State Water Development Authority, Various RB,			Harris County Health Facilities Development Corp.,
Refunding, FirstEnergy, Series B, 3.38%, 10/01/09 (b)	$ 8,000	$ 8,001,360	RB, Saint Luke’s Episcopal Hospital, Series A,
State of Ohio, GO:			5.38%, 8/15/11 (a)	$ 5,500	$ 5,992,415
Community Schools, Series A, 5.00%, 3/15/11	3,875	4,134,315	Lower Colorado River Authority, RB, LCRA Transmission
Highway Capital Improvement, Series I, 5.00%,			(FSA), 5.25%, 5/15/10	2,690	2,797,734
5/01/10	5,000	5,190,900	Matagorda County Navigation District No. 1, Texas,
		17,326,575	Refunding, RB, AEP Texas Central Co. Project,
			5.13%, 6/01/11 (b)	5,000	5,052,800
Oregon — 0.3%			North Texas Tollway Authority, Refunding, RB, System,
Oregon State Department of Administrative Services,			First Tier, Series E-1, 5.00%, 1/01/10 (b)	7,000	7,074,270
Oregon, COP, Series A (FSA), 5.00%, 5/01/11	1,725	1,840,523	Plano ISD, GO, Refunding & School Building,
Pennsylvania — 6.8%			5.00%, 2/15/11	5,000	5,323,600
Bethlehem Area School District, GO, Series A (MBIA),			Spring ISD, Texas, GO, Schoolhouse, Series 2005,
5.00%, 9/01/10	4,000	4,159,120	Series A (FSA), 5.00%, 8/15/29 (b)	4,000	4,012,600
Bucks County IDA, Various RB, Waste Management Inc.			State of Texas, GO, Refunding, Public Finance Authority,
Project, AMT, 3.90%, 2/01/10 (b)	2,670	2,665,781	5.00%, 10/01/12	11,170	12,434,667
Commonwealth of Pennsylvania, GO:			Tarrant County Cultural Education Facilities Finance
First Refunding, 5.00%, 7/15/12	2,500	2,770,475	Corp., Refunding, RB, Texas Health Resources,
First Series, 5.00%, 3/15/13	7,455	8,312,549	Series A, 5.00%, 2/15/11	4,275	4,419,452
Second Series (MBIA), 5.00%, 7/01/12	13,000	14,383,590	University of Texas, RB, Financing System, Series B,
Third Refunding, 5.00%, 7/01/09	5,000	5,000,650	5.00%, 8/15/10	5,000	5,250,550
Pennsylvania Higher Educational Facilities Authority,					88,073,429
RB, Series AH, 4.00%, 6/15/11	3,650	3,831,149
University of Pittsburgh, Pennsylvania, RB, Panthers,			Virginia — 3.1%
Pitt Asset Notes, 5.00%, 8/01/10	5,000	5,186,350	County of Fairfax Virginia, GO, Refunding & Public
			Improvement, Series A, 5.25%, 4/01/12	3,940	4,373,558
		46,309,664	Virginia Public Building Authority, Virginia, RB:
Rhode Island — 0.2%			Series B, 5.00%, 8/01/12	7,185	7,966,944
Rhode Island State & Providence Plantations, GO,			Series C, 5.00%, 8/01/10	4,380	4,590,021
Refunding, Consolidated Capital Development Loan,			Virginia Public School Authority, Virginia, RB, School
Series A, 5.00%, 7/15/11	1,000	1,075,460	Educational Tech Notes, Series IX, 5.00%, 4/15/12	4,065	4,471,703
South Carolina — 1.7%					21,402,226
Hilton Head Island Public Facilities Corp., COP, Beach			Washington — 4.3%
Preservation Fee Pledge (MBIA), 5.00%, 8/01/09	2,240	2,248,781	City of Tacoma Washington, Refunding, RB, Series A
South Carolina State Public Service Authority, Refunding,			(FSA), 5.63%, 1/01/11 (a)	2,900	3,132,232
RB, Series A, 5.00%, 1/01/12	3,000	3,253,110	Energy Northwest, RB, Columbia, Series A (AMBAC),
State of South Carolina, GO, State Highway, Series B,			5.25%, 7/01/09 (c)	9,940	9,941,292
4.50%, 4/01/12	6,000	6,403,800	State of Washington, GO, Refunding, Various Purpose,
		11,905,691	Series R–A (AMBAC), 5.00%, 1/01/11	9,260	9,808,192
Tennessee — 2.0%			State of Washington, GO, Series D, 4.00%, 1/01/11	6,560	6,851,789
County of Shelby Tennessee, GO, Refunding, Series A					29,733,505
(AMBAC), 5.00%, 4/01/12	4,000	4,396,560	Wisconsin — 1.2%
Memphis-Shelby County Airport Authority, RB, Series A			State of Wisconsin, RB, Series A, 3.00%, 5/01/10	1,200	1,223,472
(FSA), AMT, 5.50%, 3/01/10	8,830	9,041,920	Wisconsin Public Power Inc, Wisconsin, RB, Series A
		13,438,480	(MBIA), 5.25%, 7/01/10	7,070	7,318,581
Texas — 12.9%					8,542,053
Austin ISD, Texas, GO, Refunding, 5.25%, 8/01/09	3,980	3,996,835	Total Long-Term Investments
City of Dallas Texas, GO, 5.00%, 2/15/12	4,775	5,230,726	(Cost — $637,435,803) — 94.1%		644,768,436
City of Houston Texas, RB, Subordinate Lien, Series B
(FSA), 5.50%, 7/01/10 (a)	5,500	5,776,430
City of San Antonio Texas, RB, Junior Lien, System,
3.63%, 12/01/10 (b)	5,000	5,126,150
County of Harris Texas, GO, Refunding,			Short-Term Securities
5.00%, 8/15/12 (a)	5,000	5,563,050	Louisiana — 2.9%
County of Harris Texas, Refunding, RB, Toll Road,			City of West Baton Rouge Louisiana, TECP,
Series B-2 (MBIA), 5.00%, 8/15/21 (b)	5,000	5,019,700	6.51%, 7/10/09	20,000	20,000,000
County of Montgomery Texas, GO, Unlimited
Tax Adjustable Rate Road, Series B (FSA),
3.00%, 3/01/28 (b)	5,000	5,002,450

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 19

Schedule of Investments (concluded) BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Money Market Fund — 5.7%
FFI Institutional Tax-Exempt Fund, 0.40% (d)(e)	39,113,596	$39,113,596
Total Short-Term Securities
(Cost — $59,113,596) — 8.6%		59,113,596
Total Investments (Cost — $696,549,399*) — 102.7%		703,882,032
Liabilities in Excess of Other Assets — (2.7)%		(18,805,202)
Net Assets — 100.0%		$ 685,076,830
* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 696,597,225
Gross unrealized appreciation		$7,510,686
Gross unrealized depreciation		(225,879)
Net unrealized appreciation		$7,284,807

(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date.
(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

FFI Institutional Tax-Exempt Fund	29,901,542	$251,373

(e) Represents the current yield as of report date.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

		Investments in
Valuation Inputs		Securities
		Assets
Level 1 — Short-Term Securities		$39,113,596
Level 2:
Long-Term Investments[1]		644,768,436
Short-Term Securities		20,000,000
Total Level 2		664,768,436
Level 3		—
Total		$ 703,882,032
[1] See above Schedule of Investments for values in each state or political classification.

See Notes to Financial Statements.

20 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments June 30, 2009 BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Alabama — 2.0%			California (concluded)
Lauderdale County & Florence Health Care Authority,			University of California, RB, Series O, 5.75%, 5/15/34	$ 1,450	$ 1,543,148
Alabama, RB, Coffee Health Group, Series A (MBIA),			Washington Unified School District-Yolo County,
6.00%, 7/01/29	$ 9,495	$ 8,584,809	California, COP, New High School Project (AMBAC),
University of Alabama, Alabama, RB, General,			5.13%, 8/01/37	10,000	8,103,700
Birmingham, (FGIC), 6.00%, 10/01/09 (a)	7,000	7,096,670			129,457,766
		15,681,479	Colorado — 2.7%
Alaska — 0.7%			City of Aurora Colorado, COP (AMBAC),
Borough of Matanuska-Susitna Alaska, RB, Goose Creek			6.00%, 12/01/10 (a)	19,250	20,652,170
Correctional Center (AGC), 6.00%, 9/01/32	5,000	5,328,700	Florida — 5.1%
California — 16.9%			City of Miami Florida, RB, Miami Revenues (MBIA),
Antelope Valley Community College District, GO,			5.00%, 1/01/37	1,350	1,223,019
Election of 2004, Series B (MBIA), 5.25%, 8/01/39	1,050	1,031,247	Collier County School Board, COP (FSA), 5.00%, 2/15/23	2,000	1,985,260
Arcadia Unified School District, California, GO, CAB,			County of Broward Florida, RB, Series A,
Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	2,800	395,080	5.25%, 10/01/34	1,450	1,444,244
Cabrillo Community College District, California, GO, CAB,			County of Duval Florida, COP, Master Lease Program
Election of 2004, Series B (MBIA), 5.19%, 8/01/37 (b)	4,100	644,766	(FSA), 5.00%, 7/01/33	3,800	3,591,988
City of San Jose California, GO, Libraries, Parks, Public			County of Miami-Dade Florida, GO, Building Better
Safety Project (MBIA), 5.00%, 9/01/30	3,700	3,703,885	Community Program, Series B-1, 5.75%, 7/01/33	2,400	2,466,144
City of San Jose California, RB, Series A (AMBAC), AMT,			County of Miami-Dade Florida, RB, Miami International
5.50%, 3/01/32	6,400	5,800,192	Airport, AMT:
Coast Community College District, California, GO, CAB,			Series A (AGC), 5.50%, 10/01/26	7,000	6,669,670
Election of 2002, Series C (FSA):			Series A (AGC), 5.50%, 10/01/27	5,495	5,168,982
5.58%, 8/01/13 (c)	6,475	5,283,470	(Syncora), 5.00%, 10/01/40	9,980	8,326,813
5.40%, 8/01/36 (b)	5,800	1,041,854	Hillsborough County Aviation Authority, Florida, RB,
Fresno Unified School District, California, GO, Election			Series A (AGC), AMT, 5.38%, 10/01/33	5,000	4,561,250
of 2001:			Miami-Dade County School Board, Florida, COP,
Series D (MBIA), 5.00%, 8/01/27	5,170	5,085,160	Series B (AGC), 5.25%, 5/01/31	2,500	2,471,000
Series E (FSA), 5.00%, 8/01/30	1,500	1,473,090	West Coast Regional Water Supply Authority, Refunded RB,
Hesperia Public Financing Authority, California, TAN,			(AMBAC), 10.40%, 10/01/10 (a)	850	907,647
Redevelopment & Housing Projects, Series A (Syncora),					38,816,017
5.50%, 9/01/27	10,000	8,282,100
Los Angeles Municipal Improvement Corp., RB,			Georgia — 4.4%
Series B-1 (MBIA), 4.75%, 8/01/37	12,300	10,939,374	Municipal Electric Authority of Georgia, RB (AMBAC):
Modesto Schools Infrastructure Financing Agency,			2005, Series Y, 6.40%, 1/01/11 (a)	90	97,372
Special Tax (AMBAC), 5.50%, 9/01/36	8,965	7,339,287	Series Y, 6.40%, 1/01/13 (d)	490	539,627
Mount Diablo Unified School District, California, GO,			Series EE, 7.00%, 1/01/25	20,000	23,728,400
Election of 2002 (MBIA), 5.00%, 7/01/27	12,040	11,843,507	2005, Series Y, 6.40%, 1/01/13	8,420	9,119,365
Orange County Sanitation District, COP, Series B (FSA),					33,484,764
5.00%, 2/01/31	1,380	1,379,945	Illinois — 3.1%
Palm Springs Financing Authority, RB, Convention Center			City of Chicago Illinois, RB:
Project, Series A (MBIA), 5.50%, 11/01/35	6,190	5,892,261	General, Airport 3rd Lien, Series B-2 (MBIA), AMT,
Ramona Unified School District, California, COP,			6.00%, 1/01/27	17,690	17,614,110
Refunding, CAB (MBIA), 5.14%, 5/01/32 (c)	10,500	8,410,920	Series A, 5.50%, 1/01/38	3,000	3,143,070
Rialto Unified School District, California, GO, CAB,			Illinois State Toll Highway Authority, RB, Series B,
Series A (MBIA), 6.24%, 6/01/25 (b)	11,685	4,312,817	5.50%, 1/01/33	3,125	3,219,062
Roseville Joint Union High School District, California, GO,
Election of 2004, Series A (MBIA), 5.00%, 8/01/29	5,000	4,937,400			23,976,242
Sacramento City Unified School District, California, GO,			Indiana — 0.1%
Election of 1999, Series B (MBIA), 5.00%, 7/01/26	5,075	5,084,795	Indiana Municipal Power Agency, Indiana, RB, Indiana
San Diego Community College District, California, GO,			Municipal Power Agency Series B, 5.75%, 1/01/34	700	700,686
Election of 2002 (FSA), 5.00%, 5/01/30	2,685	2,637,073	Kansas — 0.0%
San Diego County Water Authority, COP, Series 2008 A,			City of Manhattan Kansas, RB, Mercy Health Center (FSA),
COP (FSA), 5.00%, 5/01/33	4,500	4,395,555	5.50%, 8/15/20	350	352,296
San Jose Unified School District, Santa Clara County
California, GO, Election of 2002, Series B (MBIA),			Louisiana — 1.1%
5.00%, 8/01/29	3,650	3,604,302	Rapides Finance Authority, Louisiana, RB, Cleco
Tahoe-Truckee Unified School District, California, GO,			Power LLC Project (AMBAC), AMT, 4.70%, 11/01/36	2,675	1,880,257
School Facilities Improvement 2, Election of 2002,			State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/31	6,585	6,607,257
Series A (MBIA), 5.25%, 8/01/29	2,535	2,528,637			8,487,514
Tustin Unified School District, California, Special Tax,
Senior Lien, Community Facilities District 97–1,
Series A (FSA):
5.00%, 9/01/32	7,980	6,897,912
5.00%, 9/01/38	8,230	6,866,289

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 21

Schedule of Investments (continued) BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Maryland — 1.4%			New Jersey — 8.0%
Maryland Community Development Administration, RB,			Cape May County Industrial Pollution Control Financing
Residential, Series A, AMT, 5.75%, 9/01/39	$ 5,705	$ 5,764,960	Authority, Refunding, RB, Atlantic City Electric Co.,
Maryland Health & Higher Educational Facilities			Series A (MBIA), 6.80%, 3/01/21	$ 6,810	$ 7,869,500
Authority, RB, University of Maryland Medical System,			Garden State Preservation Trust, RB, 2005 Series A (FSA):
Series B (MBIA), 7.00%, 7/01/22	4,400	4,999,676	5.80%, 11/01/21	3,125	3,493,594
		10,764,636	5.80%, 11/01/22	8,310	9,251,274
			5.80%, 11/01/23	4,340	4,809,588
Massachusetts — 2.6%			New Jersey EDA, RB, Motor Vehicle Services Revenue,
Massachusetts Housing Finance Agency, Massachusetts, RB:			Series A (MBIA), 5.25%, 7/01/33	27,900	27,488,196
Rental, Mortgage, Series C (FSA), AMT, 5.60%,			New Jersey EDA, Refunding, RB, School Facilities
1/01/45	4,000	3,862,720	Construction:
S/F Housing, Series 128 (FSA), AMT, 4.80%,			Series AA, 5.50%, 12/15/29	400	415,848
12/01/27	2,845	2,606,191	Series N-1 (MBIA), 5.50%, 9/01/28	1,400	1,462,622
S/F Housing, Series 128 (FSA), AMT, 4.88%,			New Jersey State Housing & Mortgage Finance Agency,
12/01/38	6,955	6,112,889	RB, Series AA, 6.38%, 10/01/28	2,000	2,163,800
Massachusetts School Building Authority, RB, Series A			New Jersey Transportation Trust Fund Authority, New Jersey,
(FSA), 5.00%, 8/15/30	7,000	7,039,970	RB, Transportation System, Series A, 5.88%, 12/15/38	4,255	4,509,747
		19,621,770			61,464,169
Michigan — 2.8%			New Mexico — 0.7%
City of Detroit Michigan, RB:			New Mexico Finance Authority, RB, Senior Lien, Series A
Second Lien, Remarketed, Series A (MBIA), 5.00%,			(MBIA), 5.13%, 6/15/18	5,000	5,451,400
7/01/30	1,500	1,306,080
Second Lien, Remarketed, Series B (FSA), 6.25%,			New York — 10.0%
7/01/36	675	703,006	City of New York New York, GO, Series C (Syncora), 5.63%,
Second Lien, Remarketed, Series B (FSA), 7.00%,			3/15/18	5	5,296
7/01/36	350	385,731	City of Niagara Falls New York, GO, Public Improvement
Second Lien, Remarketed, Series E (FGIC), 5.75%,			(MBIA), 6.90%, 3/01/24	5	5,002
7/01/31	4,000	4,116,000	New York City Municipal Water Finance Authority, RB,
System, Second Lien, Series B (MBIA), 5.00%,			Fiscal 2009, Series A, 5.75%, 6/15/40	700	747,677
7/01/36	5,000	4,172,800	New York State Thruway Authority, RB, Series G (FSA),
Michigan Strategic Fund, Refunding, RB, Detroit			5.00%, 1/01/32	16,830	16,539,851
Edison Co. Project, Series A, Syncora, AMT,			New York State Urban Development Corp., RB, State
5.50%, 6/01/30	11,845	10,414,124	Personal Income Tax, State Facilities, Series A-1
			(MBIA), 5.25%, 3/15/34	9,900	10,043,352
		21,097,741	Sales Tax Asset Receivable Corp., RB:
Minnesota — 2.0%			DRIVERS, Series 1133Z (AMBAC), 9.43%, 7/01/09	3	2,685
Delano ISD No. 879, Minnesota, GO, Series A (FSA),			Series A (MBIA), 5.00%, 10/15/20	12,555	13,380,115
5.88%, 2/01/25	5,860	6,244,709	Series A (AMBAC), 5.00%, 10/15/32	15,650	15,866,596
Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA):			Tobacco Settlement Financing Corp., New York, RB,
5.65%, 2/01/20	3,735	3,967,093	Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	20,300	20,388,102
5.70%, 2/01/11 (a)	4,440	4,719,365			76,978,676
		14,931,167	North Carolina — 0.4%
Mississippi — 1.6%			North Carolina Housing Finance Agency, North Carolina,
Harrison County Wastewater Management District, RB,			RB, Home Ownership, Series 14, Series A (AMBAC),
Refunding, Wastewater Treatment Facilities, Series A			AMT, 5.35%, 1/01/22	2,880	2,891,376
(FGIC), 8.50%, 2/01/13 (d)	1,320	1,629,302	North Dakota — 0.3%
Mississippi Hospital Equipment & Facilities Authority,			North Dakota State Housing Finance Agency, North
RB, Forrest County General Hospital Project (FSA),			Dakota, RB, Housing Finance Program, Series C
6.00%, 1/01/11 (a)	10,000	10,826,700	(AMBAC), AMT, 5.30%, 7/01/22	2,135	2,090,763
		12,456,002	Oregon — 2.2%
Nevada — 0.9%			Oregon State Department of Administrative Services,
City of Las Vegas Nevada, GO, Limited Tax, Performing			Oregon, COP, Series A (AMBAC), 6.25%, 5/01/10 (a)	8,700	9,201,468
Arts Center, 6.00%, 4/01/34	1,450	1,530,794	Oregon State Housing & Community Services
Clark County Water Reclamation District, GO, Series B,			Department, Oregon, RB, S/F Mortgage
5.75%, 7/01/34	3,125	3,285,125	Program, Series G, AMT, 5.50%, 1/01/38	3,095	3,104,749
County of Clark Nevada, RB, Southwest Gas Corp.			Port of Portland Oregon, RB, International Airport,
Project, AMT:			Series 7, B (MBIA), AMT, 7.10%, 1/01/12 (a)	3,865	4,389,403
Series A (FGIC), 4.75%, 9/01/36	25	17,690			16,695,620
Series D (MBIA), 5.25%, 3/01/38	2,200	1,691,008
		6,524,617

See Notes to Financial Statements.

22 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Pennsylvania — 1.6%			Wisconsin — 1.4%
City of Philadelphia Pennsylvania, RB, Twelfth Series B			City of Superior Wisconsin, Refunding, RB, Midwest Energy
(MBIA), 7.00%, 5/15/20 (d)	$4,985	$ 6,084,641	Resource, Series E (MBIA), 6.90%, 8/01/21	$ 9,000	$ 10,840,950
Philadelphia Redevelopment Authority, RB, Neighborhood			Virginia — 0.1%
Transformation, Series A (MBIA), 5.50%, 4/15/20	3,930	3,976,217	Fairfax County IDA, Virginia, RB, Health Care, Inova
Philadelphia School District, GO, Series E,			Health System, Series A, 5.50%, 5/15/35	600	605,880
6.00%, 9/01/38	2,300	2,410,423
			Puerto Rico — 0.4%
		12,471,281	Puerto Rico Sales Tax Financing Corp., RB, First
Rhode Island — 0.9%			Sub-Series A, 6.38%, 8/01/39	2,850	2,927,634
Rhode Island EDC, RB, Series B (FGIC),			Total Municipal Bonds — 86.4%		661,694,912
6.00%, 7/01/10 (a)	6,815	7,240,801
South Carolina — 0.3%
South Carolina State Public Service Authority, RB,			Municipal Bonds Transferred to
Santee Cooper Series A, 5.50%, 1/01/38	2,300	2,407,410	Tender Option Bond Trusts (e)
Texas — 10.2%			California — 1.3%
City of Houston Texas, COP, Series J (AMBAC),			Sequoia Union High School District, California, GO,
6.25%, 12/15/13	3,500	3,838,625	Refunding Series B (FSA), 5.50%, 7/01/35	10,055	10,194,795
City of Houston Texas, Refunding, RB, Combined,
First Lien, Series A (AGC), 6.00%, 11/15/35	3,650	3,961,236	District of Columbia — 1.2%
Dallas-Fort Worth International Airport Facilities			Metropolitan Washington Airports Authority, RB, Series B
Improvement Corp., RB, Joint, Series A (MBIA), AMT:			(FSA), AMT, 5.00%, 10/01/36	10,000	8,809,782
6.00%, 11/01/28	25,950	25,962,975	Florida — 3.4%
5.50%, 11/01/33	2,000	1,855,840	Broward County School Board, Florida, COP, Series A
Lewisville ISD, Texas, GO, CAB, Refunding, School			(FSA), 5.25%, 7/01/33	10,000	9,786,400
Building (MBIA), 4.67%, 8/15/24 (b)	8,110	3,518,523	City of Tallahassee, Florida, RB (MBIA), 5.00%, 10/01/37	10,000	9,534,100
Mansfield ISD, Texas, GO, School Building,			JEA, Florida Electric System, RB, Sub-Series A,
5.00%, 2/15/33	3,000	3,032,040	5.63%, 10/01/32	6,300	6,423,669
North Texas Tollway Authority, Refunding, RB, CAB,					25,744,169
System, 1st Tier, Series I (AGC), 6.30%, 1/01/42 (c)	10,000	7,173,600
North Texas Tollway Authority, Refunding, RB, System,			Illinois — 0.6%
First Tier:			City of Chicago, Illinois, Refunding, RB, Second Lien
(MBIA), 5.75%, 1/01/40	7,700	7,667,044	(FSA), 5.25%, 11/01/33	5,000	5,043,700
Series A, 6.00%, 1/01/25	1,000	1,046,720	Massachusetts — 2.0%
Series A (AMBAC), 5.63%, 1/01/33	2,140	2,119,349	Massachusetts School Building Authority, RB, Series A
Series B (MBIA), 5.75%, 1/01/40	9,870	9,827,756	(FSA), 5.00%, 8/15/30	15,000	15,085,650
Texas Department of Housing & Community Affairs, RB,			New Jersey — 1.8%
Mortgage, Series A (MBIA), AMT:			New Jersey State Turnpike Authority, RB, Series C (FSA),
5.45%, 9/01/23	2,040	2,049,874	5.00%, 1/01/30	13,500	13,720,590
5.50%, 3/01/26	2,615	2,616,072
State of Texas, GO, Water Financial Assistance,			New York — 2.2%
5.75%, 8/01/31	3,000	3,093,030	New York State Dormitory Authority, RB, Education,
			Series B, 5.75%, 3/15/36	2,010	2,150,198
		77,762,684	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
Utah — 1.6%			5.25%, 10/15/27	13,925	14,439,807
Utah Transit Authority, Utah, RB, Series A (FSA),					16,590,005
5.00%, 6/15/36	4,000	3,964,800
Utah Transit Authority, Utah, Refunding, RB, CAB,			Texas — 1.3%
Sub-Series A (MBIA), 5.29%, 6/15/36 (b)	11,930	2,099,203	Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse,
Utah Water Finance Agency, Utah, RB, Pooled Loan			5.00%, 2/15/32	10,000	10,145,000
Financing Program, Series A (AMBAC):			Washington — 1.3%
5.75%, 10/01/15	2,515	2,622,617	State of Washington, GO, Series D (FSA), 5.00%, 1/01/28 10,000		10,241,300
6.00%, 10/01/20	3,770	3,893,467	Total Municipal Bonds Transferred to
		12,580,087	Tender Option Bond Trusts — 15.1%		115,574,991
Vermont — 0.2%
Vermont Housing Finance Agency, Vermont, RB, Multiple
Purpose, Series C (FSA), AMT, 5.50%, 11/01/38	1,280	1,234,790
Washington — 0.7%			Mutual Funds	Shares
Chelan County Public Utility District No. 1, RB, Chelan			BlackRock Insured Municipal Term Trust, Inc. (f)	204,800	2,109,440
Hydro System, Series A (AMBAC), AMT, 5.45%, 7/01/37	6,485	5,717,824	Total Mutual Funds — 0.3%		2,109,440
			Total Long-Term Investments
			(Cost — $796,045,295) — 101.8%		779,379,343

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 23

Schedule of Investments (concluded) BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

Short-Term Securities			Shares	Value

Money Market Fund — 4.1%
FFI Institutional Tax-Exempt Fund, 0.40%, (f)(g)		30,927,431 $		30,927,431
Total Short-Term Securities
(Cost — $30,927,431) — 4.1%				30,927,431
Total Investments (Cost — $826,972,726*) — 105.9%				810,306,774
Other Assets Less Liabilities — 1.6%				12,219,595
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (7.5)%				(57,106,158)
Net Assets — 100.0%				$765,420,211
* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 770,815,890
Gross unrealized appreciation				$20,634,799
Gross unrealized depreciation				(37,876,412)
Net unrealized depreciation				$(17,241,613)

(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) Security is collateralized by Municipal or US Treasury Obligations.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Loss	Income

BlackRock California
Insured Municipal
2008 Term Trust, Inc.	—	$ 5,003,709	$ (620,439) $199,086
BlackRock Insured
Municipal 2008
Term Trust, Inc.	—	$13,942,110	$(2,008,785) $439,830
BlackRock Insured
Municipal Term
Trust, Inc.	—	—	—	$ 75,660
FFI Institutional
Tax-Exempt Fund	$22,279,823[1]	—	—	$336,032

[1] Represents net purchased cost.
(g) Represents the current yield as of report date.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1:
Long-Term Investments:
Mutual Funds	$ 2,109,440
Short-Term Securities	30,927,431
Total Level 1	33,036,871
Level 2 — Long-Term Investments[1]	777,269,903
Level 3	—
Total	$ 810,306,774

[1] See above Schedule of Investments for values in each state or political classi-
fication, excluding security types in Level 1 within the table.

See Notes to Financial Statements.

24 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments June 30, 2009 BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Alabama — 0.5%			California (continued)
Alabama Incentives Financing Authority, Alabama, RB,			California Pollution Control Financing Authority, Refunding,
Series A (AMBAC), 6.00%, 10/01/29	$ 3,820	$3,909,121	RB, Republic Services Inc. Project, Series C,
Jefferson County Public Building Authority, RB (AMBAC),			AMT, 5.25%, 6/01/23	$ 3,300	$3,088,371
5.13%, 4/01/21	3,525	2,197,837	California Pollution Control Financing Authority, RB,
Mobile Industrial Development Board, RB, International			Waste Management Inc. Project, Series A-2, AMT,
Paper Co. Project, Series A, AMT, 6.35%, 5/15/16	500	478,780	5.40%, 4/01/25	9,500	8,679,295
Selma Industrial Development Board, Alabama, Refunding,			California Rural Home Mortgage Finance Authority,
RB, International Paper Co. Project, Series A,			California, RB, Mortgage, Backed Securities
AMT, 6.70%, 2/01/18	2,500	2,420,750	Program, Series A-2 (GNMA), AMT, 7.00%, 9/01/29	35	35,511
Tuscaloosa Special Care Facilities Financing Authority,			California Statewide Communities Development
RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	3,400	1,448,026	Authority, RB:
		10,454,514	Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	2,842,770
			Catholic Healthcare West, Series D, 5.50%, 7/01/31	2,500	2,342,600
Arizona — 1.5%			Health Facilities, Memorial Health Services, Series A,
Arizona Health Facilities Authority, Arizona, RB, Catholic			6.00%, 10/01/23	9,880	10,044,502
Healthcare West, Series A, 6.63%, 7/01/20	4,000	4,240,600	Chula Vista Community Facilities District, California,
Maricopa County & Phoenix Industrial Development			Special Tax, No. 06-1, Eastlake, Woods, Area A,
Authorities, RB, S/F, Series A-2 (GNMA), AMT, 5.80%,			6.15%, 9/01/26	2,965	2,811,324
7/01/40	5,845	5,884,161	City of Chula Vista California, RB, San Diego Gas,
Maricopa County IDA, Arizona, RB, Arizona Charter			Series A, Remarketed, 5.88%, 2/15/34	4,875	4,894,695
Schools Project 1, Series A, 6.75%, 7/01/29	3,100	2,066,429	City of Los Angeles California, Refunding, RB,
Peoria Improvement District No. 8401, Arizona, Special			Sub-Series A (MBIA), 5.00%, 6/01/27	26,270	26,305,990
Assessment:			City of Roseville California, Special Tax:
No. 8801, 7.30%, 1/01/11	395	410,006	Fiddyment Ranch Community Facilities No. 1, 5.13%,
No. 8802, 7.20%, 1/01/10	430	442,629	9/01/26	3,060	2,012,990
No. 8802, 7.20%, 1/01/13	510	529,120	Stoneridge, Community Facilities No. 1,
Phoenix IDA, Arizona, Refunding, RB, America West			6.20%, 9/01/11 (c)	1,250	1,414,675
Airlines Inc, AMT, 6.30%, 4/01/23	3,685	2,303,936	Stoneridge, Community Facilities No. 1,
Pima County IDA, RB, Industrial Development, Tucson			6.30%, 9/01/11 (c)	2,500	2,834,700
Electric Power, Series A, 6.38%, 9/01/29	3,785	3,645,901	Los Angeles Community College District, California, GO:
Pinal County IDA, Arizona, RB, San Manuel Facilities			2001 Election, Series E-1, 5.00%, 8/01/33	10,000	9,646,800
Project, AMT, 6.25%, 6/01/26	500	382,335	2003 Election, Series F-1, 5.00%, 8/01/33	22,795	21,899,612
Prescott Valley Improvement District, Arizona, Special			Los Angeles County Metropolitan Transportation
Assessment, Sewer Collection System Roadway			Authority, RB, Proposition A First Tier Senior, Series A
Repair, 7.90%, 1/01/12	250	262,005	(AMBAC), 5.00%, 7/01/35	12,730	12,404,621
Tucson IDA, RB, Christian Care Project, Series A (Radian),			Los Angeles Unified School District, California, GO,
6.13%, 7/01/10 (c)	3,515	3,724,705	Election of 2004, Series H (FSA), 5.00%, 7/01/32	20,000	19,310,800
Vistancia Community Facilities District, Arizona, GO:			Metropolitan Water District of Southern California,
6.75%, 7/15/22	3,000	2,936,400	Refunding, RB, Series B, 5.00%, 7/01/35	10,000	10,029,300
5.75%, 7/15/24	2,125	1,864,114	Modesto Irrigation District, COP, Capital Improvement,
		28,692,341	Series A, 6.00%, 10/01/39	8,935	9,203,229
Arkansas — 0.0%			Pittsburg Redevelopment Agency, TAN, Refunding, Sub,
City of Pine Bluff Arkansas, Refunding, RB, International			Los Medanos Community Project, Series A,
Paper Co. Project, Series A, AMT, 6.70%, 8/01/20	500	483,450	6.50%, 9/01/28	10,000	10,178,400
Jonesboro Residential Housing & Health Care Facilities			San Francisco City & County Airports Commission,
Board, Refunding, RB, Saint Bernards Regional			Refunding, Various RB, Second Series:
Medical Center, Series B (AMBAC), 5.90%, 7/01/16	120	120,152	34E (FSA), AMT, 5.75%, 5/01/21	8,220	8,411,855
University of Central Arkansas, RB, Housing System			A-3, AMT, 6.75%, 5/01/19	12,600	13,155,282
(FSA), 6.50%, 1/01/10 (c)	250	262,643	San Francisco City & County Redevelopment Agency,
			Special Tax, Community Facilities District No. 6,
		866,245	Mission, Series A:
California — 15.5%			6.00%, 8/01/21	5,000	4,804,700
Agua Caliente Band of Cahuilla Indians, RB,			6.00%, 8/01/25	2,500	2,343,125
6.00%, 7/01/18	2,500	2,085,925	San Francisco Uptown Parking Corp., California, RB,
Antelope Valley Healthcare District, California, Various RB,			Union Square (MBIA), 6.00%, 7/01/20	1,075	1,151,594
Series A, 5.25%, 9/01/17	12,000	10,424,520	San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	10,232,000
California Health Facilities Financing Authority, California,			Santa Clara County Financing Authority, Refunding, RB,
RB, Series A:			Lease Series L, 5.25%, 5/15/36	9,000	8,846,730
Catholic Healthcare West, 6.00%, 7/01/39	5,055	5,027,147	Santa Margarita Water District, California, Special Tax,
Sutter Health, 6.25%, 8/15/35	2,500	2,519,500	Facilities District 99, 1, Escrow, 6.25%, 9/01/09 (c)	2,925	3,009,942

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 25

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (concluded)			Florida — 9.4%
Santa Margarita Water District, California, Special Tax,			Anthem Park Community Development District, RB,
Facilities District 99-1, 6.20%, 9/01/20	$ 2,650	$2,650,239	5.80%, 5/01/36	$ 1,845	$992,758
Tuolumne Wind Project Authority, RB, Tuolumne Co.			Ave Maria Stewardship Community Development District,
Project, Series A, 5.88%, 1/01/29	16,130	16,358,562	Special Assessment:
State of California, GO, Various Purpose,			BAN, 4.80%, 11/01/12	1,500	1,010,955
6.50%, 4/01/33	45,000	47,145,600	Series A, 5.13%, 5/01/38	1,900	969,152
		298,146,906	Capital Region Community Development District, Florida,
			Special Assessment, Capital Improvement, Series A,
Colorado — 1.1%			7.00%, 5/01/39	1,065	771,827
Colorado Health Facilities Authority, RB, Catholic Health			City of Jacksonville Florida, Refunding & Improvement
Initiatives, Series D, 6.25%, 10/01/33	3,520	3,745,843	(MBIA), RB, 5.25%, 10/01/32	1,200	1,185,612
Colorado Housing & Finance Authority, Colorado, RB,			City of Port Saint Lucie Florida, RB, (MBIA),
S/F Program, Senior:			5.13%, 9/01/36	19,275	18,899,523
Series A-2, AMT, 7.50%, 4/01/31	180	192,766	County of Lee Florida, RB, Series A (FSA), AMT,
Series A-3, 7.35%, 10/01/30	70	73,366	6.00%, 10/01/29	13,000	13,063,700
Series B-2, AMT, 7.10%, 4/01/17	60	61,973	County of Miami-Dade Florida, GO, Building Better
Series B-2, AMT, 7.25%, 10/01/31	550	563,211	Community Program:
Series B-3, 6.55%, 10/01/16	180	187,351	Series B, 6.38%, 7/01/28	7,750	8,459,202
Series C-2 (FHA), AMT, 7.25%, 10/01/31 (c)	270	271,612	Series B-1, 6.00%, 7/01/38	25,000	26,004,250
Series C-3 (FHA), 6.75%, 10/01/21 (c)	375	402,367	County of Miami-Dade Florida, RB:
Series C-3 (FHA), 7.15%, 10/01/30 (c)	95	97,033	Miami International Airport, Series A, AMT, (AGC),
Elk Valley Public Improvement, RB, Public Improvement Fee:			5.50%, 10/01/25	7,320	7,030,640
Series A, 7.35%, 9/01/31	7,560	6,060,928	Miami International Airport, Series A, AMT, (FSA),
Series B, 7.45%, 9/01/31	805	651,889	5.50%, 10/01/41	1,400	1,261,526
Plaza Metropolitan District No. 1, Colorado, TAN, Public			Series A (FSA), AMT, 5.00%, 10/01/33	1,400	1,187,438
Improvement Fee, Tax Increment, 8.00%, 12/01/25	7,700	6,662,579	County of Miami-Dade Florida, Refunding, RB, Series C,
Plaza Metropolitan District No. 1, Colorado, TAN,			6.00%, 10/01/23	20,000	21,557,400
Sub Public Improvement Fee, Tax Increment,			County of Osceola Florida, RB, Series A (MBIA),
8.13%, 12/01/25	1,910	1,488,215	5.50%, 10/01/27	925	931,752
		20,459,133	County of Saint Johns Florida, RB, CAB (AMBAC),
Connecticut — 1.1%			5.37%, 6/01/32 (d)	2,295	539,600
Connecticut HFA, RB, Housing Mortgage Finance			County of Saint Johns Florida, RB, Series A (AMBAC),
Program, Series C-1, 6.30%, 11/15/17	960	961,766	5.25%, 10/01/28	1,000	1,005,840
Connecticut State Development Authority, RB:			Fiddlers Creek Community Development District No. 2,
Bridgeport Remarketed (AMBAC), AMT, 6.15%,			Special Assessment:
4/01/35	1,250	1,098,350	Series A, 6.38%, 5/01/35	6,850	4,188,295
(MBIA), 6.60%, 6/15/14	1,000	1,003,930	Series B, 5.75%, 5/01/13	555	489,615
Connecticut State Development Authority, Refunding, RB,			Florida Housing Finance Agency, RB, Homeowner
Aquarion Water Co. Connecticut Project (Syncora), AMT,			Mortgage, Series 3 (MBIA), AMT, 6.35%, 7/01/28 (c)	680	688,140
5.10%, 9/01/37	2,750	2,064,920	Florida Housing Finance Corp., RB, Homeowner Mortgage,
Connecticut State Health & Educational Facility			AMT:
Authority, RB:			Series 1 (GNMA), 6.00%, 7/01/39	1,745	1,783,879
Bridgeport Hospital, Series A (MBIA), 6.63%,			Series 4, (FSA), 6.25%, 7/01/22	340	345,379
7/01/18	1,000	1,004,300	Greater Orlando Aviation Authority, Florida, RB, Special
Eastern Connecticut Health, Series A (Radian),			Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,000	736,490
6.50%, 7/01/10 (c)	11,350	12,143,251	Harbor Bay Community Development District, Florida,
(Radian), 6.63%, 7/01/26	640	621,171	Special Assessment, Series A, 7.00%, 5/01/33	935	897,301
Waterbury Hospital Issue, Series C, (Radian), 5.75%,			Heritage Harbour North Community Development District,
7/01/20	1,500	1,333,485	Special Assessment, 6.38%, 5/01/38	500	335,560
Connecticut State Health & Educational Facility			Highland Meadows Community Development District,
Authority, RB, Refunded Balance, Eastern Connecticut,			Special Assessment, Series A, 5.50%, 5/01/36	1,090	477,137
Series A (Radian), 6.50%, 7/01/10 (c)	695	743,573	Hillsborough County IDA, RB, National Gypsum, AMT:
			Series A, 7.13%, 4/01/30	6,000	3,351,420
		20,974,746	Series B, 7.13%, 4/01/30	6,750	3,770,347
District of Columbia — 1.3%			JEA, RB, Scherer 4 Project, Series A, 6.00%, 10/01/37	8,225	8,501,689
District of Columbia, RB, Series A, 5.50%, 12/01/30	17,000	18,066,410	Jacksonville Economic Development Commission, RB:
District of Columbia Water & Sewer Authority, RB,			Mayo Clinic Jacksonville, Series A (MBIA), 5.50%,
Series A, 5.50%, 10/01/39	6,475	6,653,969	11/15/36	1,000	1,002,980
		24,720,379	Mayo Clinic Jacksonville, Series A, 5.50%, 11/15/36	1,000	1,002,980
			Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	2,000	2,005,960
			Metropolitan Parking Solutions Project (ACA), AMT,
			5.50%, 10/01/30	3,000	2,291,520
			Metropolitan Parking Solutions Project (ACA), AMT,
			5.88%, 6/01/31	815	774,274

See Notes to Financial Statements.

26 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value

Florida (concluded)
Jacksonville Port Authority, RB (AGC), AMT,
6.00%, 11/01/38	$1,170	$1,144,623
Lee County HFA, RB, Multi-County Program, Series A-2
(GNMA), AMT, 6.00%, 9/01/40	915	963,852
Lee County IDA, Florida, Refunding, RB, Shell Point Alliance
Community Project, 5.00%, 11/15/29	2,000	1,350,420
Lexington Oaks Community District, Special Assessment,
Series A, 6.70%, 5/01/33	1,075	1,077,741
Manatee County HFA, RB, Series A (GNMA), AMT, 5.90%,
9/01/40	700	691,124
Miami-Dade County IDA, RB, Waste Management Inc.
Project, 1, AMT, 7.00%, 12/01/18	2,000	2,054,880
New River Community Development District, Special
Assessment, Series B, 5.00%, 5/01/13 (a)(b)	1,000	424,310
Orange County HFA, RB, Housing, Loma Vista Project,
Series G, AMT, 5.50%, 3/01/32	3,500	3,437,455
Orange County School Board, COP, Series A (AGC),
5.50%, 8/01/34	11,100	11,151,504
Orlando Urban Community Development District, Florida,
Special Assessment, Capital Improvement:
6.25%, 5/01/34	1,000	681,420
Series A, 6.95%, 5/01/11 (c)	930	1,020,201
Panther Trace II Community Development District,
Special Assessment:
5.13%, 11/01/13	9,725	6,207,467
Series A, 5.60%, 5/01/35	4,800	2,924,832
Park Place Community Development District, Florida,
Special Assessment, 6.75%, 5/01/10 (c)	1,400	1,487,892
Saint Lucie West Services District, RB, Senior Lien (MBIA),
6.00%, 10/01/22	2,000	2,072,040
Santa Rosa County School Board, COP, Series 2 (MBIA),
5.25%, 2/01/26	2,000	2,024,320
Somerset County Florida, RB, Somerset Community
Development District, 5.00%, 5/01/15	1,110	858,974
Sterling Hill Community Development District, Special
Assessment, Series B, 5.50%, 11/01/10	175	156,188
Tern Bay Community Development District, Special
Assessment, Series B, 5.00%, 5/01/15 (a)(b)	1,190	415,786
Volusia County IDA, RB, Student Housing, Stetson
University Project, Series A (CIFG), 5.00%, 6/01/35	1,000	800,470
Watergrass Community Development District, Special
Assessment, Series B:
4.88%, 11/01/10	2,470	1,468,143
5.13%, 11/01/14	1,000	519,260
		180,447,043
Georgia — 1.0%
Fulton County Residential Care Facilities for the Elderly
Authority, RB, Canterbury Court Project, Series A,
6.00%, 2/15/22	2,250	1,773,742
Gainesville Redevelopment Authority, Refunding, RB,
Riverside Military Academy:
5.13%, 3/01/27	2,460	1,478,460
5.13%, 3/01/37	1,800	894,906
Municipal Electric Authority of Georgia, RB, General
Resolution Projects, Sub-Series D, 6.00%, 1/01/23	10,000	10,687,900
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	5,000	3,509,600
		18,344,608

Municipal Bonds	(000)	Value

Illinois — 6.9%
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	$12,425	$13,832,504
City of Chicago Illinois, RB, General, Airport 3rd Lien,
Series B-2 (Syncora), AMT, 6.00%, 1/01/29	20,000	20,015,600
City of Chicago Illinois, RB, Series A (GNMA), AMT, 7.15%,
9/01/31	220	227,047
City of Chicago Illinois, Special Assessment, Lake Shore
East, 6.75%, 12/01/32	2,000	1,518,180
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%,
11/01/38	5,700	5,975,595
Community Rehabilitation Providers Facilities,
Series A, 6.50%, 7/01/22	3,140	3,002,248
Friendship Village Schaumburg, Series A, 5.63%,
2/15/37	1,750	1,151,202
Landing at Plymouth Place Project, Series A, 6.00%,
5/15/37	2,155	1,517,853
Northwestern Memorial Hospital, Series A, 6.00%,
8/15/39	9,200	9,416,476
OSF Healthcare System, Series A, 7.00%, 11/15/27	3,335	3,424,478
OSF Healthcare System, Series A, 7.13%, 11/15/35	1,725	1,759,000
Rush University Medical Center Obligation Group
Series A, 7.25%, 11/01/30	6,900	7,570,956
Rush University Medical Center Obligation Group
Series B, 7.25%, 11/01/30	4,850	5,321,614
Sherman Health System, 2007A, 5.50%, 8/01/37	3,500	2,569,385
University of Chicago, Series B, 6.25%, 7/01/38	20,000	21,992,400
State of Illinois, GO, 1st Series (MBIA):
5.75%, 12/01/15	8,890	9,367,749
5.75%, 12/01/16	3,745	3,940,826
5.75%, 12/01/17	4,000	4,206,280
State of Illinois, RB, 6.00%, 6/15/20	3,000	3,100,650
Town of Cicero Illinois, GO, Corp. Purpose (MBIA),
6.00%, 12/01/28	1,450	1,454,756
Village of Bolingbrook Illinois, Special Tax, Forest City
Project, 5.90%, 3/01/27	1,000	696,430
Village of Hodgkins Illinois, RB, MBM Project, AMT,
6.00%, 11/01/23	10,000	9,923,200
Village of Wheeling Illinois, TAN, North Milwaukee,
Lake-Cook TIF Project, 6.00%, 1/01/25	1,585	1,259,758
		133,244,187
Indiana — 1.0%
Indiana Finance Authority, Various RB, Duke Energy
Industry, Series B, 6.00%, 8/01/39	8,335	8,372,007
Indiana Municipal Power Agency, Indiana, RB, Indiana
Municipal Power Agency, Series B, 6.00%, 1/01/39	10,500	10,744,125
		19,116,132
Iowa — 0.2%
Iowa Finance Authority, Refunding, RB, Care Initiatives
Project, 9.25%, 7/01/11 (c)	3,670	4,270,192
Kansas — 0.2%
City of Wichita Kansas, RB, Refunding & Improvement,
Facilities, Series III, 6.25%, 11/15/19	2,500	2,573,875
Sedgwick & Shawnee Counties Kansas, RB, Mortgage,
Backed Securities, Series A-1 (GNMA), AMT,
6.95%, 6/01/29	975	1,052,045
		3,625,920

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 27

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Louisiana — 0.4%
Louisiana Housing Finance Agency, RB, S/F, Series D-2
(GNMA), AMT, 5.80%, 6/01/20	$245	$250,074
Louisiana Local Government Environmental Facilities
Community Development Authority, RB, Capital Projects
& Equipment Acquisition, Series A (AMBAC),
6.30%, 7/01/30	6,300	6,048,189
Rapides Finance Authority, Louisiana, RB, International
Paper Co. Project, Series A, AMT, 6.55%, 11/15/23	2,000	1,846,060
		8,144,323
Maryland — 0.3%
Anne Arundel County, Maryland, Special Obligation
Revenue Bonds (Arundel Mills Project),
7.10%, 7/01/10 (c)	500	510,075
Maryland Community Development Administration, RB:
Housing, Series B, AMT, 6.15%, 1/01/21	1,000	1,005,340
Waters Landing II Apartments, Series A, AMT,
5.88%, 8/01/33	1,000	1,023,460
Maryland Health & Higher Educational Facilities
Authority, RB, King Farm Presbyterian Community,
Series B, 5.00%, 1/01/17	3,200	2,548,352
		5,087,227
Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Linden
Ponds Inc. Facilities, Series A, 5.50%, 11/15/27	3,000	1,985,130
Massachusetts Educational Financing Authority, RB,
Issue E (AMBAC), AMT, 5.85%, 7/01/14	105	105,064
Massachusetts Health & Educational Facilities Authority,
RB, Linked Stars & Cars (AMBAC), 6.55%, 6/23/22	6,350	6,336,728
Massachusetts Housing Finance Agency, Massachusetts,
RB, Series B, 7.00%, 12/01/38	5,000	5,430,450
Massachusetts State Water Pollution Abatement, RB,
Series A, 6.38%, 2/01/15	130	130,597
Montachusett Regional Vocational Technical School
District, Massachusetts, GO (MBIA), 5.95%, 1/15/10 (c)	1,600	1,663,328
		15,651,297
Michigan — 2.0%
Dickinson County EDC, Michigan, Refunding, RB,
International Paper Co. Project, Series A,
5.75%, 6/01/16	500	480,680
Eastern Michigan University, Michigan, Refunding, RB,
(AMBAC), 6.00%, 6/01/24	415	422,773
Flint Hospital Building Authority, Michigan, Refunding, RB,
Hurley Medical Center, 6.00%, 7/01/20	2,825	2,307,347
Michigan State Building Authority, Refunding, RB,
Facilities Program, Series I, 6.25%, 10/15/38	6,250	6,684,437
Michigan Strategic Fund, Refunding, Various RB, Detroit
Edison, Series ET-2, 5.50%, 8/01/29	6,000	6,045,840
Royal Oak Hospital Finance Authority, Michigan, RB,
William Beaumont Hospital, 8.25%, 9/01/39	15,195	16,985,883
State of Michigan, RB, GAN (FSA), 5.25%, 9/15/24	5,000	5,086,300
		38,013,260
Minnesota — 0.7%
City of Eden Prairie Minnesota, RB, Rolling Hills Project,
Series A (GNMA), 6.15%, 8/20/31	1,000	1,062,870
City of Minneapolis Minnesota, RB, Fairview Health
Services, Series A, 6.75%, 11/15/32	4,800	5,023,296
City of Saint Cloud Minnesota, RB, Saint Cloud Hospital
Obligation Group, Series A (FSA), 6.25%, 5/01/20	1,000	1,021,360
City of Waconia Minnesota, RB, Ridgeview Medical
Center Project, Series A (Radian), 6.13%, 1/01/10 (c)	1,500	1,539,225

	Par
Municipal Bonds	(000)	Value

Minnesota (concluded)
Minneapolis-Saint Paul Metropolitan Airports
Commission, RB, Sub-Series D (MBIA), AMT:
5.75%, 1/01/12	$470	$484,861
5.75%, 1/01/14	470	477,896
5.75%, 1/01/15	2,060	2,089,540
Ramsey County Housing & Redevelopment Authority,
Minnesota, RB, Hanover Townhouses Project, AMT,
6.00%, 7/01/31	1,110	1,114,551
		12,813,599
Mississippi — 0.2%
County of Warren Mississippi, RB, Refunding, International
Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,627,580
Mississippi Business Finance Corp., RB, Waste
Management Inc. Project, AMT, 6.88%, 3/01/10 (f)	1,500	1,526,400
		3,153,980
Missouri — 0.1%
City of Fenton Missouri, TAN, Refunding, Gravois Bluffs
Redevelopment Project, 5.00%, 4/01/14	1,000	1,009,100
Kansas City IDA, Missouri, RB, First Mortgage, Bishop
Spencer, Series A, 6.50%, 1/01/35	1,500	1,082,790
		2,091,890
Nevada — 2.9%
City of Elko Nevada, GO, Airport Improvement, Series B
(MBIA), AMT:
6.10%, 10/01/14	165	165,558
6.30%, 10/01/19	245	245,426
6.75%, 10/01/24	320	320,730
7.00%, 10/01/29	225	225,468
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	10,000	10,557,200
Clark County Improvement District, Nevada, Special
Assessment, Special Improvement District No. 142,
Local Improvement, 6.38%, 8/01/23	1,480	1,149,028
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/38	26,000	27,290,640
Nevada Housing Division, Nevada, RB, Multi-Unit
Housing, Series A (FHLMC), AMT, 6.30%, 4/01/32	4,950	4,969,602
Reno Special Assessment District No. 4, Special
Assessment, Somerset Parkway, 6.63%, 12/01/22	1,770	1,419,328
Sparks Redevelopment Agency, Nevada, TAN, Refunding,
Series A (Radian):
6.00%, 1/15/15	3,110	3,148,253
6.00%, 1/15/23	6,315	6,291,635
		55,782,868
New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority, RB:
Elliot Hospital, Series B, 5.60%, 10/01/22	1,750	1,757,700
Havenwood, Heritage Heights, Series A, 5.00%,
1/01/16	490	411,076
Havenwood, Heritage Heights, Series A, 5.35%,
1/01/26	1,035	741,753
		2,910,529
New Jersey — 1.9%
Camden County Pollution Control Financing Authority, RB,
Series B, AMT, 7.50%, 12/01/09	70	70,143
City of Jersey City New Jersey, GO, Refunding Note,
5.40%, 6/25/10	13,790	13,854,888
New Jersey EDA, RB, Cedar Crest Village Inc. Facilities,
Series A, 7.25%, 11/15/11 (c)	3,300	3,730,452

See Notes to Financial Statements.

28 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding, RB, School Facilities
Construction, Series AA, 5.50%, 12/15/29	$ 2,000	$2,079,240
New Jersey Educational Facilities Authority, Refunding,
RB, University Medical & Dentistry, Series B:
7.13%, 12/01/23	1,870	1,958,507
7.50%, 12/01/32	7,200	7,542,864
New Jersey Health Care Facilities Financing Authority,
RB, Capital Health System Obligation Group, Series A,
5.75%, 7/01/13 (c)	2,250	2,556,292
New Jersey State Housing & Mortgage Finance Agency,
RB, Series B (FSA), 6.25%, 11/01/26	640	644,608
New Jersey State Turnpike Authority, RB, Series A (MBIA),
5.75%, 1/01/18	2,975	3,007,487
		35,444,481
New Mexico — 0.1%
County of Santa Fe New Mexico, RB (FSA), 6.00%,
2/01/27	250	277,475
New Mexico Mortgage Finance Authority, RB, S/F
Mortgage Program, Series D, (FNMA), AMT, 6.15%,
7/01/35	2,175	2,204,449
		2,481,924
New York — 6.5%
City of New York New York, GO:
Series A, 6.00%, 5/15/10 (c)	6,540	6,922,982
Series A (Syncora), 6.00%, 5/15/21	60	61,268
Series B (MBIA), 5.88%, 8/01/15	1,300	1,370,889
Series E-1, 6.25%, 10/15/28	7,600	8,399,596
Long Island Power Authority, RB:
General, Series A, 6.00%, 5/01/33	18,300	19,839,945
Series A, 5.50%, 4/01/24	220	228,734
Metropolitan Transportation Authority, RB:
Series B, 5.00%, 11/15/34	6,600	6,467,604
Series 2008C, 6.50%, 11/15/28	17,420	19,136,567
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,685,667
6.88%, 11/01/38	5,700	6,211,404
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	3,500	2,859,640
Special Needs Facilities Pooled Program, C-1,
6.00%, 7/01/12	1,945	1,813,674
New York City Municipal Water Finance Authority, RB:
Fiscal 2009 Series EE, 5.25%, 6/15/40	10,000	10,127,400
Series FF-2, 5.50%, 6/15/40	12,500	13,090,125
New York City Transitional Finance Authority, RB, Fiscal
2009, Series S-2, 5.50%, 7/15/27	2,800	2,906,960
New York State Dormitory Authority, RB:
Mount Sinai Health, Series A, 6.50%, 7/01/16	2,410	2,481,456
Mount Sinai Health, Series A, 6.50%, 7/01/25	1,680	1,711,450
State University Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,499,950
Oneida County Industrial Development Agency,
New York, RB, Civic Facilities, Faxton Hospital,
Series C (Radian), 6.63%, 1/01/15	2,285	2,323,914
Westchester County Industrial Development Agency,
New York, RB:
Mortgage, Kendal On Hudson Project, Series A,
6.50%, 1/01/13 (c)	8,095	9,321,393
Special Needs Facilities Pooled Program, E-1,
6.00%, 7/01/12	435	405,237
		123,865,855

Municipal Bonds	(000)	Value

North Carolina — 2.5%
North Carolina Eastern Municipal Power Agency, North
Carolina, RB, Series D:
6.75%, 1/01/26	$ 4,000	$4,064,160
(ACA), 6.70%, 1/01/19	4,440	4,523,872
North Carolina Housing Finance Agency, North Carolina,
RB, Home Ownership, Series 9, Series A, AMT,
5.80%, 1/01/20	3,480	3,552,071
North Carolina Medical Care Commission, North
Carolina, RB, First Mortgage:
Forest at Duke Project, 6.38%, 9/01/12 (c)	1,000	1,143,290
Givens Estates Project, Series A, 6.50%, 7/01/13 (c)	2,500	2,963,350
Presbyterian Homes, 5.50%, 10/01/31	3,000	2,255,790
Presbyterian Homes Project, 6.88%, 10/01/10 (c)	2,500	2,709,525
North Carolina Medical Care Commission, North
Carolina, Refunding, RB, First Mortgage:
Forest at Duke, 5.13%, 9/01/32	5,000	3,995,050
Givens Estates, 5.00%, 7/01/33	2,000	1,464,720
Presbyterian, Series B, 5.20%, 10/01/21	2,500	2,168,875
Salemtowne, 5.10%, 10/01/30	1,100	702,196
North Carolina Municipal Power Agency No. 1 Catawba,
North Carolina, RB, Series B:
6.38%, 1/01/13	500	513,060
6.50%, 1/01/20	12,000	12,215,160
(ACA), 6.38%, 1/01/13	1,080	1,108,210
(ACA), 6.50%, 1/01/20	2,500	2,544,825
Piedmont Triad Airport Authority, North Carolina, Airport
Refunding RB, Series A (c):
6.00%, 7/01/10	1,000	1,010,160
6.38%, 7/01/10	1,000	1,010,170
		47,944,484
Ohio — 0.9%
Ohio Air Quality Development Authority, RB, Ohio Power,
AMT, 7.13%, 6/01/41	7,000	7,135,450
Ohio Housing Finance Agency, Ohio, RB, Residential,
Mortgage Backed, Series C (GNMA), AMT,
5.90%, 9/01/35	1,195	1,220,179
Ohio State Water Development Authority, Refunding, RB,
FirstEnergy, Series A, 5.88%, 6/01/16 (f)	8,300	8,454,214
Port of Greater Cincinnati Development Authority, Special
Assessment, Coop Public Parking Infrastructure Project,
6.40%, 2/15/34	1,470	1,046,096
		17,855,939
Oregon — 0.0%
Oregon State Housing & Community Services
Department, Oregon, RB, S/F Mortgage Program,
Series A:
6.40%, 7/01/18	20	20,035
AMT, 6.20%, 7/01/27	15	15,007
Portland Housing Authority, RB, Housing, Lovejoy Station
Apartments Project (MBIA), AMT, 5.90%, 7/01/23	500	503,330
		538,372
Pennsylvania — 3.2%
Bucks County IDA, RB, Ann’s Choice Inc. Facilities,
Series A, 6.13%, 1/01/25	1,760	1,369,491
Delaware County IDA, Pennsylvania, Refunding, RB,
Resource Recovery Facilities, Series A,
6.10%, 7/01/13	6,760	6,761,758
Lancaster County Hospital Authority, RB, Brethren Village
Project, Series A:
6.25%, 7/01/26	1,160	1,052,920
6.50%, 7/01/40	1,000	863,390

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 29

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority,
RB, Pennsylvania, American Water Co. Project,
6.20%, 4/01/39	$ 2,475	$2,551,403
Pennsylvania Economic Development Financing
Authority, Various RB, Allegheny Energy Supply Co.,
7.00%, 7/15/39	10,000	10,092,700
Philadelphia Authority for Industrial Development, RB,
Commercial Development, Remarketed, AMT,
7.75%, 12/01/17	1,265	1,087,369
Philadelphia Redevelopment Authority, RB, Neighborhood
Transformation, Series A (MBIA), 5.30%, 4/15/26	36,210	36,087,248
Sayre Health Care Facilities Authority, RB,
Health, Series A, 5.88%, 12/01/31	1,085	1,024,989
Susquehanna Area Regional Airport Authority,
Pennsylvania, RB, Series A, AMT, 6.50%, 1/01/38	1,000	783,410
		61,674,678
Rhode Island — 0.4%
Rhode Island EDC, RB, Senior, Note Obligation,
Providence Place Mall (Radian), 6.13%, 7/01/20	1,000	1,002,060
Rhode Island Health & Educational Building Corp., RB,
Hospital Financing, Lifespan Obligation, Series A (AGC),
7.00%, 5/15/39	6,250	6,853,563
		7,855,623
South Carolina — 2.5%
Medical University Hospital Authority, Refunding, RB,
Series A (c):
6.38%, 8/15/12	5,400	6,227,496
6.50%, 8/15/12	2,450	2,834,772
South Carolina Jobs-EDA, RB, SC Episcopal Home, Still
Project, Series A, 6.38%, 5/15/32	5,000	3,754,950
South Carolina State Ports Authority, South Carolina, RB
(FSA), AMT, 5.30%, 7/01/26	36,340	35,978,780
		48,795,998
Tennessee — 0.9%
Chattanooga Industrial Development Board, Tennessee,
RB (AMBAC):
5.75%, 10/01/17	4,485	4,590,263
5.75%, 10/01/18	3,740	3,822,617
Johnson City Health & Educational Facilities Board,
RB, Appalachian Christian Village Project, Series A,
6.25%, 2/15/32	1,000	733,740
Shelby County Health Educational & Housing Facilities
Board, RB, Methodist Healthcare, 6.50%, 9/01/12 (c)	7,300	8,391,131
		17,537,751
Texas — 14.1%
Austin Texas Convention Enterprises Inc, Texas, RB,
First Tier, Series A (c):
6.60%, 1/01/11	5,300	5,750,765
6.70%, 1/01/11	2,300	2,499,042
Bexar County Health Facilities Development Corp.,
Texas, RB, Army Retirement Residence Project,
6.30%, 7/01/12 (c)	1,750	1,996,330
Brazos River Authority, Refunding, RB, TXU Electric Co.
Project, Series C, AMT, 5.75%, 5/01/36	21,130	16,217,275
Brazos River Harbor Navigation District, RB, Dow Chemical
Co. Project:
Series A-7, AMT, 6.63%, 5/15/33	3,700	3,338,547
Series A-1, Remarketed, AMT, 6.25%, 5/15/33	10,000	10,005,000

	Par
Municipal Bonds	(000)	Value

Texas (concluded)
Central Texas Housing Finance Corp., Texas, RB (GNMA),
AMT, 8.20%, 6/28/17 (c)	$ 260	$270,751
City of Austin Texas, RB, Town Lake Community Events
Center Venue (FGIC), 6.20%, 11/15/09 (c)	5,000	5,109,500
City of Houston Texas, GO, Refunding, Public
Improvement, Series A, 5.25%, 3/01/28	10,000	10,394,500
City of Houston Texas, Refunding, RB, Combined,
First Lien, Series A:
(AGC), 6.00%, 11/15/35	23,900	25,937,953
(MBIA), 5.13%, 5/15/28	12,300	12,487,206
City of Houston Texas, RB, Special Facilities, Continental,
Series E, AMT, 7.00%, 7/01/29	6,000	4,967,580
City of Webster Texas, GO, Certificates Obligation,
Series A (FSA):
6.00%, 3/01/10 (c)	1,500	1,556,265
6.00%, 3/01/21	805	825,479
County of Harris Texas, RB, Senior Lien, Toll Road,
Series A, 5.00%, 8/15/38	12,250	12,064,535
Dallas-Fort Worth International Airport Facilities
Improvement Corp., RB:
Joint, Series A (MBIA), AMT, 6.00%, 11/01/24	30,000	30,047,100
Series 2001-A-1, AMT, 6.15%, 1/01/16	3,620	3,210,397
Dallas-Fort Worth International Airport Facilities
Improvement Corp., Refunding, RB, American
Airlines Inc, AMT, 5.50%, 11/01/30	5,000	2,025,350
Gregg County Health Facilities Development Corp.,
Texas, RB, Good Shepherd Medical Center Project
(Radian) (c):
6.38%, 10/01/10	3,500	3,735,655
6.88%, 10/01/10	1,000	1,073,440
Gulf Coast Waste Disposal Authority, Refunding, RB,
Series A, AMT, 6.10%, 8/01/24	4,000	3,515,280
Harris County Health Facilities Development Corp.,
Refunding, RB, Memorial Hermann Healthcare System,
Series B, 7.25%, 12/01/35	3,900	4,179,981
Kerrville Health Facilities Development Corp., RB, Sid
Peterson Memorial Hospital Project, 5.25%, 8/15/21	4,000	3,675,920
Matagorda County Navigation District No. 1, Texas,
Refunding, RB, Central Power & Light Co. Project, A,
Remarketed, 6.30%, 11/01/29	7,300	7,447,898
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier,
Series F, 6.13%, 1/01/31	40,000	40,415,600
Port of Bay City Authority, Texas, RB, Hoechst Celanese
Corp. Project, AMT, 6.50%, 5/01/26	7,350	5,435,546
South Plains Housing Finance Corp., Texas, RB, Mortgage,
Series A (GNMA), AMT, 7.30%, 9/01/31	740	751,588
Southeast Texas Housing Finance Corp., Texas, RB, College,
Series B (GNMA), AMT, 8.50%, 11/01/25	90	91,772
Tarrant County Cultural Education Facilities Finance
Corp., RB, Northwest Senior Housing, Edgemere Project,
Series A:
6.00%, 11/15/26	2,200	1,855,876
6.00%, 11/15/36	3,000	2,326,440
Texas State Public Finance Authority, RB (c):
General Services Commission Project, Series A (FSA),
6.00%, 2/01/10	2,100	2,169,069
State Preservation Project, Series B (FSA), 6.00%,
8/01/09	1,000	1,004,870
Texas State Turnpike Authority, RB, First Tier, Series A
(AMBAC), 5.75%, 8/15/38	45,000	43,277,400
		269,659,910
Utah — 0.0%
Utah Housing Finance Agency, RB, AMT, 5.50%, 1/01/18	525	530,250

See Notes to Financial Statements.

30 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Virginia — 0.7%
Albemarle County IDA, Refunding, RB, Westminster,
Canterbury, 5.00%, 1/01/24	$ 2,750	$2,200,357
Chesterfield County IDA, RB, Virginia Electric & Power Co.,
Series B, Remarketed, 5.88%, 6/01/17	2,425	2,500,563
Fairfax County EDA, RB, Goodwin House Inc,
5.13%, 10/01/37	3,250	2,452,515
King George County IDA, Virginia, RB, Waste
Management Inc, Series A, Remarketed, AMT,
6.00%, 6/01/23	2,700	2,694,060
Norfolk Redevelopment & Housing Authority, Virginia,
RB, First Mortgage, Retirement Community, Series A:
6.00%, 1/01/25	500	385,215
6.13%, 1/01/35	1,100	773,465
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	2,500	2,083,250
		13,089,425
Washington — 0.8%
Seattle Housing Authority, Washington, Various RB:
Housing, Replacement Housing Projects, 6.13%,
12/01/32	4,530	3,581,327
Newholly Project, Remarketed, AMT, 6.25%, 12/01/35	2,750	2,059,200
Washington Health Care Facilities Authority, Washington,
RB, Catholic Health Initiatives, D, 6.38%, 10/01/36	10,000	10,464,400
		16,104,927
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, RB,
SynergyHealth Inc, 6.00%, 11/15/23	5,450	5,554,204
Wisconsin Housing & EDA, Wisconsin, RB, Series C, AMT,
6.00%, 9/01/36	720	739,253
		6,293,457
Guam — 0.2%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	4,735	4,675,765
Puerto Rico — 1.9%
Puerto Rico Highway & Transportation Authority, RB, Sub,
5.75%, 7/01/22	7,995	7,622,193
Puerto Rico Infrastructure Financing Authority, RB, CAB,
Series A (FGIC), 4.92%, 7/01/30 (d)	19,200	3,644,737
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series A, 6.13%,
11/15/25	4,000	4,042,080
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	20,000	20,747,200
		36,056,210
Total Municipal Bonds — 84.2%		1,617,416,368

Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, Refunding,
RB, Series A, 6.00%, 10/01/35	7,631	8,161,075
Florida — 0.8%
JEA, RB, Sub-Series A, 5.63%, 10/01/32	10,530	10,736,704
South Broward Hospital District, Florida, RB, Hospital
(MBIA), 5.63%, 5/01/12 (c)	4,640	5,191,789
		15,928,493

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value

New York — 2.4%
New York State Dormitory Authority, RB, Education,
Series B, 5.75%, 3/15/36	$13,890	$14,858,828
New York State Environmental Facility Corp., State Clean
Water and Drinking Revolving Municipal Water, 5.00%,
6/15/28	30,000	30,385,800
		45,244,628
Texas — 1.1%
City of Houston Texas, Refunding, RB, Combined, First
Lien, Series A (MBIA), 5.13%, 5/15/28	20,000	20,304,400
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 4.7%		89,638,596
Total Long-Term Investments
(Cost — $1,743,779,867) — 88.9%		1,707,054,964

Short-Term Securities
California — 3.5%
Los Angeles County Metropolitan Transportation Authority,
Refunding, RB, VRDN, Proposition C, Second Senior,
Series A (MBIA), 2.00%, 7/07/09 (f)	67,250	67,250,000
Louisiana — 1.5%
City of West Baton Rouge, Louisiana, TECP,
6.50%, 7/10/09	27,600	27,600,000
New York — 1.0%
Babylon Industrial Development Agency, New York,
Refunding, RB, VRDN, Ogden Martin Project (FSA),
1.40%, 7/07/09 (f)	20,000	20,000,000
Pennsylvania — 2.8%
City of Philadelphia Pennsylvania, VRDN, GO, Multi-Mode,
Refunding, Series B (FSA), 3.50%, 7/07/09 (f)	53,200	53,200,000

	Shares
Money Market Fund — 4.4%
FFI Institutional Tax-Exempt Fund, 0.40% (g)(h)	84,654,839	84,654,839
Total Short-Term Securities
(Cost — $252,704,839) — 13.2%		252,704,839
Total Investments (Cost — $1,996,484,706*) — 102.1%		1,959,759,803
Other Assets Less Liabilities — 0.3%		5,204,228
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.4)%		(45,722,685)
Net Assets — 100.0%		$1,919,241,346

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$1,950,134,701
Gross unrealized appreciation		$47,052,041
Gross unrealized depreciation		(83,088,187)
Net unrealized depreciation		$(36,036,146)
(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 31

Schedule of Investments (concluded) BlackRock National Municipal Fund

(e) Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securi-
ties serve as collateral in a financing transaction. See Note 1 of the Notes to
Financial Statements for details of Municipal Bonds Transferred to Tender Option
Bond Trusts.
(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	—	$358
FFI Institutional Tax-Exempt Fund	(87,480,860)	$1,464,145

(h) Represents the current yield as of report date.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

		Investments in
Valuation Inputs		Securities
		Assets
Level 1 — Short-Term Securities		$84,654,839
Level 2:
Long-Term Investments[1]		1,707,054,964
Short-Term Securities		168,050,000
Total Level 2		1,875,104,964
Level 3		—
Total	$1,959,759,803

[1] See above Schedule of Investments for values in each state or political classification.

See Notes to Financial Statements.

32 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments June 30, 2009 BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 0.7%
County of Jefferson Alabama, RB, Series A,
5.00%, 1/01/10	$180	$168,660
Tuscaloosa Special Care Facilities Financing Authority,
RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	500	212,945
		381,605
Arizona — 8.0%
Maricopa County IDA, Arizona, RB:
Arizona Charter Schools Project 1, Series A, 6.63%,
7/01/20	250	187,130
Arizona Charter Schools Project 1, Series A, 6.75%,
7/01/29	300	199,977
Sun King Apartments Project, Series A, 6.75%, 5/01/31	185	141,701
Phoenix IDA, Arizona, Refunding, RB, America West
Airlines Inc, AMT, 6.30%, 4/01/23	1,000	625,220
Pima County IDA, RB:
American Charter Schools Foundation,
Series A, 5.63%, 7/01/38	685	485,103
Arizona Charter Schools Project,
Series O, 5.25%, 7/01/31	285	172,265
Industrial Development, Tucson Electric Power,
Series A, 6.38%, 9/01/29	780	751,335
Queen Creek Improvement District No. 1, Special
Assessment, 5.00%, 1/01/32	500	392,710
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	567,262
5.00%, 12/01/37	1,045	775,390
University Medical Center Corp., Arizona, RB,
6.25%, 7/01/29	180	177,777
		4,475,870
California — 5.2%
California Health Facilities Financing Authority,
California, RB, Catholic Healthcare West, Series A,
6.00%, 7/01/39	265	263,540
California Pollution Control Financing Authority, RB,
Waste Management Inc. Project, Series C, AMT,
5.13%, 11/01/23	750	678,052
City of Chula Vista California, RB, San Diego Gas,
Series A, Remarketed, 5.88%, 2/15/34	500	502,020
City of Roseville California, Special Tax, Fiddyment Ranch
Community Facilities No. 1, 5.25%, 9/01/36	465	275,089
Lammersville School District Community Facilities
District, Special Tax, No. 2002, Mountain House,
5.13%, 9/01/35	500	325,380
Southern California Public Power Authority, RB,
Project No. 1, Series A, 5.00%, 11/01/29	250	205,795
Temecula Public Financing Authority Community Facilities
District No. 1-2, Special Tax, Refunding, Harveston,
Sub-Series B, 5.10%, 9/01/36	500	321,890
Temecula Valley Unified School District Community
Facilities District, California, Special Tax, No. 2005-1,
5.00%, 9/01/36	565	359,854
		2,931,620
Connecticut — 2.6%
Connecticut State Health & Educational Facility
Authority, RB, University of Hartford, Series G (Radian),
5.25%, 7/01/36	1,000	826,540
Mashantucket Western Pequot Tribe, RB, 2006
Sub-Series A, Special RB, 5.50%, 9/01/36	500	239,670
Mohegan Tribe of Indians of Connecticut, RB, Public
Improvement, Priority Distribution, 6.25%, 1/01/31	605	390,612
		1,456,822

	Par
Municipal Bonds	(000)	Value

Florida — 8.5%
Capital Region Community Development District, Florida,
Special Assessment, Capital Improvement, Series A,
7.00%, 5/01/39	$280	$202,922
Highland Meadows Community Development District,
Special Assessment, Series A, 5.50%, 5/01/36	490	214,493
Hillsborough County IDA, RB, National Gypsum, Series B,
AMT, 7.13%, 4/01/30	1,000	558,570
Jacksonville Economic Development Commission, RB,
Gerdau Ameristeel US Inc, AMT, 5.30%, 5/01/37	300	177,798
Lee County IDA, Florida, RB:
Series A, Lee Charter Foundation, 5.38%, 6/15/37	570	327,260
Shell Point, Alliance Obligation Group, 5.00%,
11/15/32	600	386,964
Lee County IDA, Florida, Refunding, RB, Shell Point, Alliance
Community Project, 5.00%, 11/15/29	500	337,605
New River Community Development District, Special
Assessment, Series B, 5.00%, 5/01/13 (a)(b)	500	212,155
Pine Ridge Plantation Community Development District,
Special Assessment, Series B, 5.00%, 5/01/11	930	493,765
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	500	269,090
Sarasota County Health Facilities Authority, Refunding, RB,
Village On The Isle Project:
5.50%, 1/01/27	210	154,214
5.50%, 1/01/32	190	131,951
Sumter Landing Community Development District,
Florida, RB, Sub-Series B, 5.70%, 10/01/38	835	531,979
Tolomato Community Development District, Special
Assessment, 6.65%, 5/01/40	700	474,572
Watergrass Community Development District, Special
Assessment, Series A, 5.38%, 5/01/39	650	308,367
		4,781,705
Georgia — 3.4%
County of Clayton Georgia, TAN, Ellenwood Project,
7.50%, 7/01/33	690	587,121
Gainesville & Hall County Development Authority,
RB, ACTS Retirement, Life Community, Series A-2,
6.63%, 11/15/39	220	219,835
Richmond County Development Authority, RB,
International Paper Co. Projects, Series A, AMT,
5.00%, 8/01/30	1,000	683,630
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	600	421,152
		1,911,738
Illinois — 1.4%
City of Chicago Illinois, Refunding, RB, American Airlines,
5.50%, 12/01/30	1,000	455,070
Illinois Finance Authority, RB:
MJH Education Assistance IV, Senior Series A, 5.13%,
6/01/35 (a)(b)	70	31,496
Monarch Landing Inc. Facilities, Series A, 7.00%,
12/01/37	430	274,250
		760,816
Indiana — 2.4%
Indiana Health & Educational Facilities Financing
Authority, RB, Community Foundation Northwest
Indiana, 5.50%, 3/01/37	$700	592,487
Indiana Health Facility Financing Authority, Indiana, RB,
Methodist Hospital Inc:
5.38%, 9/15/22	185	144,041
5.50%, 9/15/31	525	369,605
Vigo County Hospital Authority, Indiana, RB, Union
Hospital Inc:
5.70%, 9/01/37	155	109,436
5.75%, 9/01/42	190	132,390
		1,347,959

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 33

Schedule of Investments (continued) BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Iowa — 0.7%
Iowa Finance Authority, Refunding, RB, Development,
Care Initiatives Project, Series A, 5.00%, 7/01/19	$500	$397,170
Kansas — 1.3%
City of Lenexa Kansas, Refunding & Improvement, RB,
5.50%, 5/15/39	1,100	724,581
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities
& Community Development Auth, RB, Westlake
Chemical Corp. Projects, 6.75%, 11/01/32	1,000	802,830
Maine — 1.1%
Town of Jay, Maine, Refunding, RB, International Paper Co.
Project, Series A, AMT, 4.90%, 11/01/17	750	641,768
Maryland — 2.5%
County of Howard Maryland, Refunding, RB, Vantage
House Facilities, Series A, 5.25%, 4/01/33	500	313,100
Maryland Health & Higher Educational Facilities
Authority, RB, Washington Christian Academy,
5.25%, 7/01/18	250	166,547
Maryland State Energy Financing Administration
Industrial Development Revenue, IDRB, Cogeneration,
AES Warrior Run, AMT, 7.40%, 9/01/19	1,000	894,050
		1,373,697
Massachusetts — 4.2%
Massachusetts Development Finance Agency, RB:
Curry College (ACA), 5.25%, 3/01/26	390	331,605
Linden Ponds Inc. Facilities, Series A,
5.75%, 11/15/35	500	317,310
Massachusetts Development Finance Agency,
Refunding, RB, Dominion Energy Brayton 1,
5.75%, 12/01/42	800	809,336
Massachusetts Health & Educational Facilities
Authority, RB, Bay Cove Human Services Issue, A,
5.90%, 4/01/28	635	466,979
Massachusetts Port Authority, RB, Delta Air Lines Inc.
Project, Series A (AMBAC), AMT, 5.50%, 1/01/19	600	409,800
		2,335,030
Michigan — 2.4%
Advanced Technology Academy, RB, 6.00%, 11/01/37	275	194,656
Garden City Hospital Finance Authority, Michigan, Refunding,
RB, Garden City Hospital Obligation, Series A, 5.00%,
8/15/38	310	155,015
Royal Oak Hospital Finance Authority, Michigan, RB,
William Beaumont Hospital, 8.25%, 9/01/39	915	1,022,842
		1,372,513
Missouri — 0.9%
City of Kansas City Missouri, TAN, Kansas City Missouri,
MainCor Project, Series A, 5.25%, 3/01/18	600	502,482
Nevada — 0.6%
County of Clark Nevada, RB:
Nevada Power Co. Project, Series A, AMT, 5.60%,
10/01/30	415	332,768
Southwest Gas Corp. Project, Series A, AMT, (FGIC),
4.75%, 9/01/36	20	14,152
		346,920
New Hampshire — 1.2%
New Hampshire Health & Education Facilities
Authority, RB, Havenwood, Heritage Heights, Series A,
5.40%, 1/01/30	950	648,033

	Par
Municipal Bonds	(000)	Value

New Jersey — 7.6%
Burlington County Bridge Commission, RB,
The Evergreens Project, 5.63%, 1/01/38	$750	$499,020
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	1,140	915,979
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	490	456,852
New Jersey EDA, Refunding, RB, Seabrook Village Inc.
Facilities, 5.25%, 11/15/36	500	343,225
New Jersey Educational Facilities Authority, Refunding, RB,
University Medical & Dentistry, Series B, 7.13%,
12/01/23	580	607,451
New Jersey Health Care Facilities Financing Authority, RB:
Pascack Valley Hospital Association,
6.63%, 7/01/36 (a)(b)	650	16,510
Saint Joseph’s Healthcare System, 6.63%, 7/01/38	725	604,788
South Jersey Hospital, 5.00%, 7/01/46	1,000	831,010
		4,274,835
New York — 1.7%
Genesee County Industrial Development Agency,
New York, RB, United Memorial Medical Center Project,
5.00%, 12/01/32	500	305,685
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT,
8.00%, 8/01/28	235	206,969
JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	750	456,608
New York Liberty Development Corp., RB, National Sports
Museum Project, Series A, 6.13%, 2/15/19 (a)(b)	1,000	1,000
		970,262
North Carolina — 2.4%
North Carolina Medical Care Commission, North
Carolina, RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	699,110
First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	800	674,376
		1,373,486
North Dakota — 0.4%
County of Ward North Dakota, RB, Trinity Obligated Group,
5.13%, 7/01/29	250	195,015
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, RB,
Asset Backed, Senior, Turbo, Series A-2:
5.13%, 6/01/24	630	507,150
6.50%, 6/01/47	760	467,324
County of Richland Ohio, RB, MedCentral Health System
Obligation, 5.25%, 11/15/36	625	521,463
		1,495,937
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, RB,
Health System, West Penn, Series A, 5.38%, 11/15/40	735	434,995
New Morgan IDA, Pennsylvania, RB, New Morgan
Landfill Co. Inc. Project, AMT, 6.50%, 4/01/19	515	503,222
Pennsylvania Higher Educational Facilities Authority, RB,
Allegheny Delaware Valley Obligation, Series A (MBIA),
5.88%, 11/15/16	585	517,573
Susquehanna Area Regional Airport Authority,
Pennsylvania, RB, Series A, AMT, 6.50%, 1/01/38	500	391,705
		1,847,495

See Notes to Financial Statements.

34 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp.,
Rhode Island, RB, Homeownership Opportunity,
Series 53-B, AMT, 5.00%, 10/01/46	$1,000	$822,310
South Carolina — 2.1%
City of Myrtle Beach South Carolina, TAN, Myrtle Beach
Air Force Base, Series A, 5.25%, 11/01/26	500	315,890
Connector 2000 Association Inc, RB, CAB, Senior,
Series B, 8.59%, 1/01/15 (c)	1,000	472,480
South Carolina Jobs-EDA, RB, Refunding, First Mortgage,
Lutheran Homes, 5.50%, 5/01/28	600	415,578
		1,203,948
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., Tennessee, RB,
Series A, 5.25%, 9/01/26	1,250	1,016,388
Texas — 8.8%
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, AMT:
Series A, Remarketed, 8.25%, 10/01/30	750	404,993
Series C, 5.75%, 5/01/36	540	414,450
City of Houston Texas, RB, Special Facilities, Continental,
Series E, AMT:
6.75%, 7/01/21	630	533,377
7.38%, 7/01/22	500	449,010
Dallas-Fort Worth International Airport Facilities
Improvement Corp., Refunding, RB, American
Airlines Inc, AMT, 5.50%, 11/01/30	1,000	405,070
Danbury Higher Education Authority Inc, RB, AW Brown
Fellowship Charter, Series A (ACA), 5.00%, 8/15/26	355	270,737
Matagorda County Navigation District No. 1, Texas,
Refunding, RB, Central Power & Light Co. Project, A,
Remarketed, 6.30%, 11/01/29	290	295,875
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier,
Series F, 6.13%, 1/01/31	1,150	1,161,948
Texas State Public Finance Authority, RB, Kipp Inc.
Education, Series A (ACA):
5.00%, 2/15/28	680	441,714
5.00%, 2/15/36	1,000	591,490
		4,968,664
Virginia — 6.4%
Albemarle County IDA, Refunding, RB, Westminster,
Canterbury, 5.00%, 1/01/31	1,150	836,659
Chesterfield County EDA, Refunding, RB, Virginia
Electric & Power, Series A, 5.00%, 5/01/23	1,000	993,030
Fairfax County EDA, RB, Goodwin House Inc,
5.13%, 10/01/42	300	220,854
Fairfax County EDA, Refunding, RB, Retirement,
Greenspring, Series A, 4.88%, 10/01/36	500	351,550
Henrico County EDA, Virginia, Refunding, RB, Mortgage,
Westminster Canterbury, 5.00%, 10/01/27	450	354,487
Lexington IDA, RB, Mortgage, Kendal at Lexington,
Series A, 5.38%, 1/01/28	210	151,756
Tobacco Settlement Financing Corp., Virginia, RB, Senior,
Series B-1, 5.00%, 6/01/47	130	70,312
Watkins Centre Community Development Authority, RB,
5.40%, 3/01/20	750	624,975
		3,603,623
Wyoming — 1.5%
Wyoming Municipal Power Agency, Wyoming, RB,
Series A, 5.38%, 1/01/42	900	859,500

	Par
Municipal Bonds	(000)	Value

Guam — 3.2%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	$ 570 $	497,980
Territory of Guam, GO, Series A:
5.75%, 11/15/14	75	74,133
6.00%, 11/15/19	100	97,754
6.75%, 11/15/29	150	147,173
7.00%, 11/15/39	160	157,998
Territory of Guam, RB, Section 30, Series A:
5.63%, 12/01/29	340	326,244
5.75%, 12/01/34	525	511,970
		1,813,252
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	750	778,020
Total Municipal Bonds — 93.3%		52,415,894

Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
District of Columbia — 1.8%
District of Columbia, Water and Sewer Authority, Public
Utility Revenue RB, Senior Lien, Series A,
6.00%, 10/01/35	950	1,016,123
Virginia — 3.8%
Virginia State, HDA, Commonwealth Mortgage
RB, Series H, Sub-Series H-1 (MBIA),
5.38%, 7/01/36	2,110	2,116,942
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 5.6%		3,133,065
Total Long-Term Investments
(Cost — $71,581,931) — 98.9%		55,548,959

Short-Term Securities	Shares
Money Market Fund — 2.6%
FFI Institutional Tax-Exempt Fund, 0.40% (e)(f)	1,500,503	1,500,503
Total Short-Term Securities
(Cost — $1,500,503) — 2.6%		1,500,503
Total Investments (Cost — $73,082,434*) — 101.5%		57,049,462
Other Assets Less Liabilities — 1.2%		668,494
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.7)%		(1,533,456)
Net Assets — 100.0%		$56,184,500

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$71,435,642
Gross unrealized appreciation		$772,812
Gross unrealized depreciation		(16,689,147)
Net unrealized depreciation		$(15,916,335)

(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 35

Schedule of Investments (concluded) BlackRock High Yield Municipal Fund

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

FFI Institutional Tax-Exempt Fund	(4,310,207)	$30,985
(f) Represents the current yield as of report date.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

	Investments in
Valuation Inputs		Securities
		Assets
Level 1 — Short-Term Securities		$1,500,503
Level 2 — Long-Term Investments[1]		55,548,959
Level 3		—
Total		$57,049,462

[1] See above Schedule of Investments for values in each state or political classification.

See Notes to Financial Statements.

36 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments June 30, 2009 BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 85.0%

Corporate — 8.8%
Essex County Industrial Development Agency, New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	$350	$309,298
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project, 5.40%,
7/01/20	3,500	1,576,575
American Airlines, JFK International Airport, 7.75%,
8/01/31	2,000	1,702,980
British Airways Plc Project, 5.25%, 12/01/32	1,000	603,440
Continental Airlines Inc, 8.00%, 11/01/12	1,250	1,050,762
Continental Airlines Inc, 8.38%, 11/01/16	250	176,337
Terminal One Group Association Project, 5.50%,
1/01/24	2,500	2,276,225
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters:
5.25%, 10/01/35	2,000	1,807,400
5.50%, 10/01/37	405	377,561
New York State Energy Research & Development
Authority, Refunding, RB, Central Hudson Gas,
Series A (AMBAC), 5.45%, 8/01/27	2,000	2,006,580
Suffolk County Industrial Development Agency,
New York, RB, AMT:
Keyspan, Port Jefferson, 5.25%, 6/01/27	1,360	1,175,054
Ogden Martin System Huntington (AMBAC), 6.25%,
10/01/12	7,155	7,596,034
		20,658,246
County/City/Special District/School District — 13.5%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	1,250	1,229,750
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,715,455
Sub-Series J-1, 4.50%, 5/15/30	2,000	1,866,080
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	1,000	852,720
(MBIA), 4.50%, 2/15/47	930	739,964
New York City IDA, PILOT, RB:
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/36	1,970	1,653,106
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/39	1,250	1,036,325
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/46	3,100	2,464,593
Queens Baseball Stadium, (AGC), 6.50%, 1/01/46	700	760,718
Yankee Stadium, (FGIC), 5.00%, 3/01/46	400	311,020
Yankee Stadium, (MBIA), 5.00%, 3/01/36	500	419,330
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,000	865,820
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	204,904
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,087,463
Future Tax Secured, Series B, 5.50%, 2/01/17	170	180,836
Series S-2 (MBIA), 4.50%, 1/15/31	1,250	1,134,375
New York Convention Center Operating Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	4,950	4,467,375
5.00%, 11/15/44	1,340	1,161,807
Niagara County Industrial Development Agency,
Refunding, RB, Series A, AMT, 5.45%, 11/15/26	3,975	3,756,971
North Country Development Authority, Refunding, RB
(FSA), 6.00%, 5/15/15	885	973,013
Sachem Central School District of Holbrook, New York,
GO, Series B (MBIA), 5.00%, 10/15/13 (a)	2,300	2,595,297
		31,476,922

	Par
Municipal Bonds	(000)	Value

New York (continued)

Education — 9.1%
Dutchess County Industrial Development Agency,
New York, RB, Bard College Civic Facility, Series A-2,
4.50%, 8/01/36	$1,000	$677,500
Hempstead Town Industrial Development Agency, RB,
Adelphi University Civic Facilities:
5.75%, 6/01/22	1,700	1,745,254
5.50%, 6/01/32	2,250	2,260,102
Madison County Industrial Development Agency,
New York, RB, Commons II LLC, Student Housing,
Series A (CIFG), 5.00%, 6/01/33	400	325,168
Monroe County Industrial Development Agency,
RB, Student Housing, Collegiate, Series A,
5.38%, 4/01/29	445	340,047
New York City Industrial Development Agency, RB:
Lycee Francais de NY Project, Series A (ACA),
5.50%, 6/01/15	250	240,230
Lycee Francais de NY Project, Series A (ACA)
5.38%, 6/01/23	195	168,498
Polytechnic University Project (ACA),
5.25%, 11/01/37	750	583,815
Series C, 6.80%, 6/01/28	2,500	2,518,900
New York City Trust for Cultural Resources, RB, Juilliard
School, Series A, 5.00%, 1/01/39	1,050	1,058,694
New York Liberty Development Corp., RB, National Sports
Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	1,000	1,000
New York State Dormitory Authority, RB:
NY University, Insured, Series 1 (AMBAC),
5.50%, 7/01/40	1,000	1,097,830
Rochester Institute Technology, Series A,
6.00%, 7/01/33	1,000	1,043,780
Rochester University, Series A, 5.13%, 7/01/14 (a)	1,500	1,722,870
Rochester University, Series A, 5.25%, 7/01/23	250	257,187
Teachers College, 5.50%, 3/01/39	850	857,353
Schenectady Industrial Development Agency, Refunding,
RB, Union College Project, 5.00%, 7/01/31	2,900	2,905,075
Utica IDA, New York, RB:
Munson, Williams, Proctor Institute, 5.38%, 7/15/20	1,000	1,014,540
Munson, Williams, Proctor Institute, 5.40%, 7/15/30	1,210	1,216,837
Utica College Project, Series A, 5.75%, 8/01/28	1,470	1,118,479
		21,153,159
Health — 15.6%
Dutchess County Industrial Development Agency,
New York, RB, Saint Francis Hospital, Series B,
7.25%, 3/01/19	970	913,129
Erie County Industrial Development Agency, RB,
Episcopal Church Home, Series A:
5.88%, 2/01/18	1,385	1,216,570
6.00%, 2/01/28	3,000	2,305,200
Genesee County Industrial Development Agency,
New York, RB, United Memorial Medical Center Project:
5.00%, 12/01/27	500	328,585
5.00%, 12/01/32	1,080	660,280
Hudson Valley Hospital (FSA), 5.00%, 8/15/36	1,500	1,500,900
Nassau County Industrial Development Agency, RB,
Special Needs Facilities Pooled Program, F-1 (ACA),
4.90%, 7/01/21	525	386,116

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 37

Schedule of Investments (continued) BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value

New York (continued)

Health (concluded)
New York City Industrial Development Agency, RB:
A Very Special Place Inc. Project, Series A,
6.13%, 1/01/13	$355	$340,097
A Very Special Place Inc. Project, Series A,
7.00%, 1/01/33	1,600	1,356,128
PSCH Inc. Project, 6.38%, 7/01/33	6,000	4,577,460
Special Needs Facilities Pooled Program,
Series A-1, 6.50%, 7/01/17	1,000	858,520
Special Needs Facilities Pooled Program,
Series A-1 (ACA), 4.38%, 7/01/20	1,000	725,910
Special Needs Facilities Pooled Program,
Series A-1 (ACA), 4.50%, 7/01/30	210	123,631
Special Needs Facilities Pooled Program, Series C-1,
6.50%, 7/01/17	2,540	2,184,527
Special Needs Facilities Pooled Program, Series C-1
(ACA), 5.10%, 7/01/31	525	335,632
New York State Dormitory Authority, RB:
FHA, NY & Presbyterian Hospital (FSA),
5.00%, 8/15/36	1,000	979,580
FHA, NY & Presbyterian Hospital (FSA),
5.25%, 2/15/31	1,600	1,614,912
FHA, Nursing Home, Menorah Campus (FSA),
6.10%, 2/01/37	1,000	1,000,730
New York State Dormitory Authority, RB, Mount Sinai
Health, Series A, 6.63%, 7/01/18	1,650	1,696,348
NYU Hospital Center:
Series A, 5.00%, 7/01/16	1,130	1,058,177
Series B, 5.63%, 7/01/37	530	467,465
Orange County Industrial Development Agency,
New York, RB, Special Needs Facilities Pooled
Program, G-1 (ACA), 4.90%, 7/01/21	845	625,089
Suffolk County Industrial Development Agency,
New York, RB:
Huntington Hospital Project, Series B,
5.88%, 11/01/32	2,000	1,759,500
Special Needs Facilities Pooled Program, D-1,
6.50%, 7/01/17	135	120,994
Special Needs Facilities Pooled Program, D-1 (ACA),
4.90%, 7/01/21	330	244,118
Sullivan County Industrial Development Agency,
New York, RB, Special Needs Facilities Pooled
Program, H-1 (ACA), 4.90%, 7/01/21	330	244,118
Tompkins County Industrial Development Agency, New
York, RB, Care Community, Kendal Ithaca, Series A-2:
5.75%, 7/01/18	900	900,000
6.00%, 7/01/24	1,000	963,650
Westchester County Industrial Development Agency,
New York, RB:
Mortgage, Kendal On Hudson Project, Series A,
6.50%, 1/01/13 (a)	5,200	5,987,800
Special Needs Facilities Pooled Program, E-1 (ACA),
4.90%, 7/01/21	350	247,478
Yonkers Industrial Development Agency, New York, RB,
Sacred Heart Association Project, Series A, AMT,
5.00%, 10/01/37	1,000	865,820
		36,588,464
Housing — 5.6%
Monroe County Industrial Development Agency, RB,
Industrial Development, Southview Towers Project,
AMT, 6.25%, 2/01/31	1,000	1,007,980
New York City Housing Development Corp., RB, The
Animal Medical Center, Series A, 5.50%, 12/01/33	2,485	2,413,407

	Par
Municipal Bonds	(000)	Value

New York (continued)

Housing (concluded)
New York City Housing Development Corp., AMT, RB:
Series A, 5.50%, 11/01/34	$2,500	$2,381,750
Series C, 5.05%, 11/01/36	1,220	1,051,969
New York Mortgage Agency, New York, AMT, RB:
Series 133, 4.95%, 10/01/21	1,000	989,970
Series 143, 4.90%, 10/01/37	1,900	1,665,996
New York State Housing Finance Agency, Series A,
AMT, RB:
Division Street, 5.10%, 2/15/38	875	801,273
Highland Ave Senior Apartments, 5.00%, 2/15/39	2,000	1,700,020
Kensico Terrace Apartments, 4.90%, 2/15/38	645	562,814
Multifamily Housing, Watergate II, 4.75%, 2/15/34	580	507,517
		13,082,696
State — 8.0%
New York Municipal Bond Bank Agency, RB, Series C,
5.25%, 12/01/22	1,000	1,021,950
New York State Dormitory Authority, RB:
Education, Series A, 5.00%, 3/15/28	1,000	1,019,970
Education, Series A, 5.00%, 3/15/38	1,000	984,930
Mental Health Services Facilities Improvement,
Series A, (FSA), 5.00%, 2/15/22	1,000	1,023,040
Municipal Health Facilities, Lease, Sub-Series 2-4,
4.75%, 1/15/30	2,100	1,966,419
School District Financing Program, Series E (MBIA),
5.75%, 10/01/30	1,180	1,193,110
Series A, 5.00%, 2/15/39	1,125	1,106,145
Upstate Community Colleges, Series B,
5.25%, 7/01/21	1,565	1,601,230
New York State Thruway Authority, RB, Series A-1,
5.00%, 4/01/29	1,000	1,008,380
New York State Urban Development Corp., Refunding RB:
Clarkson Center Adv Materials, 5.50%, 1/01/20	1,685	1,869,491
University Facilities Grants, 5.50%, 1/01/19	3,500	3,894,100
State of New York, GO, Series A:
5.00%, 2/15/39	1,950	1,963,221
(MBIA), 4.13%, 3/01/37	150	127,018
		18,779,004
Tobacco — 5.4%
Chautauqua Tobacco Asset Securitization Corp., New
York, RB, 6.75%, 7/01/40	1,000	841,000
Erie County Tobacco Asset Securitization Corp.,
New York, RB, Asset Backed, Senior, Class A,
6.25%, 7/15/10 (a)	4,000	4,267,720
Nassau County Tobacco Settlement Corp., RB, Asset
Backed, Senior, Series A-3, 5.00%, 6/01/35	2,000	1,348,860
New York Counties Tobacco Trust I, RB:
Tobacco Settlement, Series B (a), 6.50%, 6/01/10	1,550	1,651,912
Tobacco Settlement, Series B (a), 6.63%, 6/01/10	1,010	1,077,569
Tobacco Pass Thru, Series B, 6.50%, 6/01/35	750	645,457
Tobacco Pass Thru, Series B, 6.63%, 6/01/42	490	411,860
Niagara County Tobacco Asset Securitization Corp.,
New York, RB, Asset Backed Bond, 6.25%, 5/15/40	1,000	800,550
Tobacco Settlement Financing Corp., New York, RB,
Asset Backed, Series A-2 (AMBAC), 5.25%, 6/01/20	1,455	1,469,434
		12,514,362

See Notes to Financial Statements.

38 ANNUAL REPORT JUNE 30, 2009

Schedule of Investments (continued) BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)

Transportation — 12.8%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	$1,600	$1,757,664
Series A, 4.50%, 11/15/38	2,700	2,326,185
Series A, 5.63%, 11/15/39	500	514,565
Series B, 5.00%, 11/15/34	1,310	1,283,721
Series B, 4.50%, 11/15/37	1,000	864,830
Onandaga County Industrial Development Agency,
New York, RB, AMT:
Senior, Air Cargo, 6.13%, 1/01/32	3,955	2,876,195
Sub, Air Cargo, 7.25%, 1/01/32	1,365	1,109,527
Port Authority of New York & New Jersey, RB:
Consolidated, 132nd Series, 5.00%, 9/01/25	1,000	1,028,330
Special Project, JFK International Air Terminal 6
(MBIA), AMT:
6.25%, 12/01/10	5,250	5,428,343
6.25%, 12/01/11	2,555	2,611,210
6.25%, 12/01/13	1,575	1,607,099
6.25%, 12/01/14	2,620	2,631,764
Triborough Bridge & Tunnel Authority, New York,
Refunding, RB:
General, Series B, 5.00%, 11/15/27	2,000	2,011,600
(MBIA), 5.25%, 11/15/23	3,900	3,998,280
		30,049,313
Utilities — 6.2%
Long Island Power Authority, RB:
General, Series A, 6.00%, 5/01/33	2,450	2,656,167
General, Series C (CIFG), 5.25%, 9/01/29	3,000	3,018,390
Series A, 5.50%, 4/01/24	1,250	1,299,625
Series A, 5.75%, 4/01/39	300	313,053
New York City Municipal Water Finance Authority, RB:
Fiscal 2008, Series A, 5.00%, 6/15/38	1,570	1,562,825
Fiscal 2009, Series A, 5.75%, 6/15/40	500	534,055
Second General Resolution, Series DD, 4.75%,
6/15/35	250	237,135
Series A, 4.25%, 6/15/33	1,000	885,590
Series D, 4.75%, 6/15/38	770	730,545
Series FF-2, 5.50%, 6/15/40	800	837,768
New York State Environmental Facilities Corp., New York,
Refunding, RB, Riverbank State Park (AMBAC),
6.25%, 4/01/12	2,320	2,432,358
		14,507,511
Total Municipal Bonds in New York		198,809,677

Guam — 1.8%

County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A,
5.75%, 12/01/34	915	892,290
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	957,865
Tobacco — 0.3%
Guam Economic Development & Commerce
Authority, RB, Tobacco Settlement Asset Backed,
5.63%, 6/01/47	1,075	757,047
Utilities — 0.7%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	2,000	1,747,300
Total Municipal Bonds in Guam		4,354,502

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 8.4%

Corporate — 0.2%
Puerto Rico Industrial Medical & Environmental
Pollution Control Facilities Financing Authority,
Various RB, Special Facilities, American Airlines,
Series A, 6.45%, 12/01/25	$1,000	$425,120
Education — 0.4%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (MBIA),
5.00%, 7/01/33	1,000	848,940
Housing — 1.3%
Puerto Rico HFA, RB, Sub, Capital Fund Modernization,
5.13%, 12/01/27	3,000	3,036,780
State — 5.6%
Commonwealth of Puerto Rico, GO, Public Improvement
(MBIA), 5.75%, 7/01/10 (a)	9,500	9,925,696
Puerto Rico Infrastructure Financing Authority, RB, CAB,
Series A (d):
(AMBAC), 5.00%, 7/01/44	1,100	70,576
(FGIC), 4.77%, 7/01/42	7,470	560,698
Puerto Rico Public Buildings Authority, RB,
Government Facilities, I, 5.25%, 7/01/14 (a)	55	61,796
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	2,500	2,382,925
		13,001,691
Tobacco — 0.3%
Children’s Trust Fund, RB, Asset Backed Bonds,
5.63%, 5/15/43	1,000	704,810
Transportation — 0.4%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (FSA), 6.25%, 7/01/21	1,000	1,068,430
Utilities — 0.2%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior
Lien, Series A, 6.00%, 7/01/38	500	456,670
Total Municipal Bonds in Puerto Rico		19,542,441

U.S. Virgin Islands — 1.9%

Corporate — 1.9%
United States Virgin Islands, RB, Senior Secured,
Hovensa Coker Project, AMT, 6.50%, 7/01/21	4,500	4,433,850
Total Municipal Bonds in the U.S. Virgin Islands		4,433,850
Total Municipal Bonds — 97.1%		227,140,470

Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
County/City/Special District/School District — 1.0%
New York State Mortgage Agency RB, AMT, Series 101,
5.40%, 4/01/32	2,539	2,442,586
Housing — 0.8%
New York City, New York, GO, Series J, 5.00%, 5/15/23	1,800	1,823,184
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.8%		4,265,770
Total Long-Term Investments
(Cost — $243,364,506) — 98.9%		231,406,240

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 39

Schedule of Investments (concluded) BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Fund — 1.2%
CMA New York Municipal Money Fund, 0.04% (f)(g)	2,809,967 $	2,809,967
Total Short-Term Securities
(Cost — $2,809,967) — 1.2%		2,809,967
Total Investments (Cost — $246,174,473*) — 100.1%		234,216,207
Other Assets Less Liabilities — 0.8%		1,852,323
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (0.9)%		(2,175,693)
Net Assets — 100.0%		$233,892,837
* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 243,869,029
Gross unrealized appreciation		$5,924,043
Gross unrealized depreciation		(17,747,073)
Net unrealized depreciation		$(11,823,030)
(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Non-income producing security.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	(63,621)	$36,580
(g) Represents the current yield as of report date.
•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine sector sub-
classifications for reporting ease.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 2,809,967
Level 2 — Long-Term Investments[1]	231,406,240
Level 3	—
Total	$ 234,216,207

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

40 ANNUAL REPORT JUNE 30, 2009

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
June 30, 2009	Fund	Fund	Fund	Fund	Bond Fund

Assets

Investments at value — unaffiliated[1]	$ 664,768,436	$ 777,269,903	$1,875,104,964	$ 55,548,959	$ 231,406,240
Investments at value — affiliated[2]	39,113,596	33,036,871	84,654,839	1,500,503	2,809,967
Cash	400,955	57,132	15,551	49,482	45,667
Interest receivable	8,927,507	13,807,688	29,465,751	1,152,692	4,223,271
Investments sold receivable	—	275,000	9,702,555	212,100	35,000
Capital shares sold receivable	8,760,288	1,381,484	9,932,010	245,735	1,022,699
Dividends receivable	—	326	—	—	—
Prepaid expenses	63,936	36,488	121,243	21,692	34,655
Other assets	3,082	967,616	17,587	5,083	—
Total assets	722,037,800	826,832,508	2,009,014,500	58,736,246	239,577,499

Accrued Liabilities

Investments purchased payable	35,393,112	—	34,400,531	497,381	1,092,769
Income dividends payable	876,600	2,351,823	5,439,832	273,773	763,715
Capital shares redeemed payable	419,868	1,492,131	2,689,834	158,073	1,447,655
Interest expense and fees payable	—	373,661	61,437	3,301	5,485
Investment advisory fees payable	101,403	222,511	730,542	24,629	104,675
Distribution fees payable	83,725	95,707	385,043	5,281	38,207
Reorganization costs payable	—	—	19,279	—	—
Officer’s and Directors’ fees payable	1,927	—	828	—	103
Other affiliates payable	9,730	27,006	86,697	927	7,126
Other liabilities	337	17,343	9,446	—	24
Other accrued expenses payable	74,268	99,618	288,437	58,226	54,695
Total accrued liabilities	36,960,970	4,679,800	44,111,906	1,021,591	3,514,454

Other Liabilities

Trust certificates[3]	—	56,732,497	45,661,248	1,530,155	2,170,208
Total Liabilities	36,960,970	61,412,297	89,773,154	2,551,746	5,684,662
Net Assets	$ 685,076,830	$ 765,420,211	$1,919,241,346	$ 56,184,500	$ 233,892,837

Net Assets Consist of

Paid-in capital	$ 686,271,711	$ 795,833,703	$2,021,432,253	$ 80,320,425	$ 257,630,381
Undistributed net investment income	484,230	2,435,923	2,091,449	267,333	660,010
Accumulated net realized loss	(9,011,744)	(16,183,463)	(67,557,453)	(8,370,286)	(12,439,288)
Net unrealized appreciation/depreciation	7,332,633	(16,665,952)	(36,724,903)	(16,032,972)	(11,958,266)
Net Assets	$ 685,076,830	$ 765,420,211	$1,919,241,346	$ 56,184,500	$ 233,892,837
[1] Investments at cost — unaffiliated	$ 657,435,803	$ 793,864,450	$1,911,829,867	$ 71,581,931	$ 243,364,506
[2] Investments at cost — affiliated	$ 39,113,596	$ 33,108,276	$ 84,654,839	$ 1,500,503	$ 2,809,967
[3] Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 41

Statements of Assets and Liabilities (concluded)

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
June 30, 2009	Fund	Fund	Fund	Fund	Bond Fund
Net Asset Value
BlackRock:
Net assets	$ 2,423,506	—	—	—	—
Shares outstanding, $0.10 par value[4]	239,110	—	—	—	—
Net asset value	$ 10.14	—	—	—	—
Institutional:
Net assets	$ 403,143,081	$ 493,426,781	$ 934,806,985	$45,997,349	$ 19,105,473
Shares outstanding, $0.10 par value[5]	39,805,393	68,835,735	97,259,231	6,308,214	1,947,822
Net asset value	$ 10.13	$ 7.17	$ 9.61	$7.29	$ 9.81
Investor A:
Net assets	$ 121,354,595	$ 189,614,158	$ 635,090,403	$4,797,800	$ 20,527,992
Shares outstanding, $0.10 par value[6]	11,975,758	26,462,094	66,043,694	659,085	2,091,134
Net asset value	$ 10.13	$ 7.17	$ 9.62	$7.28	$ 9.82
Investor A1:
Net assets	$ 78,605,854	—	—	—	$ 157,705,510
Shares outstanding, $0.10 par value[7]	7,754,964	—	—	—	16,066,330
Net asset value	$ 10.14	—	—	—	$ 9.82
Investor B:
Net assets	$ 9,917,331	$ 20,504,133	$ 58,078,744	—	$ 11,769,736
Shares outstanding, $0.10 par value[8]	979,081	2,862,690	6,044,876	—	1,199,468
Net asset value	$ 10.13	$ 7.16	$ 9.61	—	$ 9.81
Investor C:
Net assets	$ 69,632,463	$ 27,375,281	$ 195,475,281	$5,389,351	$ 12,293,544
Shares outstanding, $0.10 par value[9]	6,873,291	3,816,087	20,326,106	739,047	1,252,866
Net asset value	$ 10.13	$ 7.17	$ 9.62	$7.29	$ 9.81
Investor C1:
Net assets	—	$ 34,499,858	$ 95,789,933	—	$ 12,490,582
Shares outstanding, $0.10 par value[10]	—	4,815,168	9,964,690	—	1,272,603
Net asset value	—	$ 7.16	$ 9.61	—	$ 9.81
[4] Authorized shares — BlackRock	150 Million	—	—	—	—
[5] Authorized shares — Institutional	150 Million	500 Million	375 Million	100 Million	Unlimited
[6] Authorized shares — Investor A	150 Million	500 Million	375 Million	100 Million	Unlimited
[7] Authorized shares — Investor A1	150 Million	—	—	—	Unlimited
[8] Authorized shares — Investor B	150 Million	375 Million	375 Million	—	Unlimited
[9] Authorized shares — Investor C	150 Million	375 Million	375 Million	100 Million	Unlimited
[10] Authorized shares — Investor C1	—	375 Million	375 Million	—	Unlimited

See Notes to Financial Statements.

42 ANNUAL REPORT JUNE 30, 2009

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Year Ended June 30, 2009	Fund	Fund	Fund	Fund	Bond Fund

Investment Income

Interest	$ 12,257,010	$ 40,928,863	$ 97,978,526	$4,426,278	$ 13,424,138
Income — affiliated	251,373	1,050,608	1,464,503	30,985	36,580
Total income	12,508,383	41,979,471	99,443,029	4,457,263	13,460,718

Expenses

Investment advisory	1,380,829	2,740,589	8,236,700	329,220	1,279,330
Service — Investor A	93,716	417,138	1,341,640	9,732	45,441
Service — Investor A1	93,278	—	—	—	160,634
Service and distribution — Investor B	36,513	194,187	452,532	—	71,833
Service and distribution — Investor C	296,941	184,612	1,402,418	42,131	100,360
Service and distribution — Investor C1	—	295,781	803,872	—	77,118
Transfer agent — BlackRock	113	—	—	—	—
Transfer agent — Institutional	70,707	185,918	608,266	9,232	6,495
Transfer agent — Investor A	10,569	79,278	326,690	1,370	9,567
Transfer agent — Investor A1	37,919	—	—	—	82,483
Transfer agent — Investor B	6,714	16,169	47,406	—	8,777
Transfer agent — Investor C	22,809	7,707	83,850	2,300	4,017
Transfer agent — Investor C1	—	20,158	60,092	—	5,404
Accounting services	148,851	233,121	493,419	37,215	126,274
Registration	97,540	63,223	170,278	44,161	59,826
Professional	44,503	73,946	119,568	52,778	92,238
Custodian	33,145	46,175	91,071	8,773	14,770
Officer and Directors	28,365	39,909	69,739	17,927	23,284
Printing	30,805	54,913	121,382	4,560	51,398
Miscellaneous	44,359	64,063	128,299	32,625	46,455
Total expenses excluding interest expense and fees	2,477,676	4,716,887	14,557,222	592,024	2,265,704
Interest expense and fees[1]	—	1,444,291	905,233	19,109	30,231
Total expenses	2,477,676	6,161,178	15,462,455	611,133	2,295,935
Less fees waived by advisor	(515,723)	(54,061)	(246,133)	(4,132)	(21,811)
Total expenses after fees waived	1,961,953	6,107,117	15,216,322	607,001	2,274,124
Net investment income	10,546,430	35,872,354	84,226,707	3,850,262	11,186,594

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments — unaffiliated	261,019	(7,486,508)	(44,213,737)	(5,775,729)	(2,371,177)
Investments — affiliated	—	(2,629,224)	—	—	—
Financial futures contracts and forward interest rate swaps	—	(1,600,511)	—	(39,255)	24,890
	261,019	(11,716,243)	(44,213,737)	(5,814,984)	(2,346,287)
Net change in unrealized appreciation/depreciation on:
Investments	5,682,308	(15,716,641)	(13,588,746)	(7,168,424)	(11,844,896)
Forward interest rate swaps	—	(477,428)	—	(11,349)	—
	5,682,308	(16,194,069)	(13,588,746)	(7,179,773)	(11,844,896)
Total realized and unrealized gain (loss)	5,943,327	(27,910,312)	(57,802,483)	(12,994,757)	(14,191,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 16,489,757	$ 7,962,042	$ 26,424,224	$(9,144,495)	$ (3,004,589)
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 43

Statements of Changes in Net Assets BlackRock Short-Term Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2009	2008
Operations
Net investment income	$ 10,546,430	$8,966,686
Net realized gain	261,019	12,000
Net change in unrealized appreciation/depreciation	5,682,308	2,166,329
Net increase in net assets resulting from operations	16,489,757	11,145,015

Dividends to Shareholders From
Net investment income:
BlackRock	(41,504)	(71,785)
Institutional	(6,430,095)	(4,627,509)
Investor A	(844,176)	(194,842)
Investor A1	(2,516,657)	(3,596,769)
Investor B	(251,687)	(373,728)
Investor C	(462,311)	(102,443)
Decrease in net assets resulting from dividends to shareholders	(10,546,430)	(8,967,076)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	362,727,917	40,508,797

Net Assets
Total increase in net assets	368,671,244	42,686,736
Beginning of year	316,405,586	273,718,850
End of year	$ 685,076,830	$316,405,586
Undistributed net investment income	$ 484,230	$486,524

See Notes to Financial Statements.

44 ANNUAL REPORT JUNE 30, 2009

Statements of Changes in Net Assets BlackRock Municipal Insured Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$ 35,872,354	$35,653,293
Net realized gain (loss)	(11,716,243)	574,108
Net change in unrealized appreciation/depreciation	(16,194,069)	(26,571,541)
Net increase in net assets resulting from operations	7,962,042	9,655,860

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(24,580,002)	(25,806,603)
Investor A	(7,725,521)	(7,157,029)
Investor B	(1,066,720)	(1,463,472)
Investor C	(715,523)	(297,697)
Investor C1	(1,505,786)	(1,726,891)
Net realized gain:
Institutional	(135,419)	(1,052,942)
Investor A	(43,983)	(306,404)
Investor B	(7,022)	(73,110)
Investor C	(4,233)	(15,328)
Investor C1	(9,875)	(86,569)
Decrease in net assets resulting from dividends and distributions to shareholders	(35,794,084)	(37,986,045)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(10,639,417)	(46,231,224)

Net Assets

Total decrease in net assets	(38,471,459)	(74,561,409)
Beginning of year	803,891,670	878,453,079
End of year	$ 765,420,211	$803,891,670
Undistributed net investment income	$ 2,435,923	$2,488,502

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 45

Statements of Changes in Net Assets BlackRock National Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2009	2008
Operations
Net investment income	$ 84,226,707	$ 74,910,375
Net realized loss	(44,213,737)	(15,131,451)
Net change in unrealized appreciation/depreciation	(13,588,746)	(57,072,431)
Net increase in net assets resulting from operations	26,424,224	2,706,493

Dividends to Shareholders From
Net investment income:
Institutional	(44,444,789)	(46,078,948)
Investor A	(25,627,959)	(17,700,693)
Investor B	(2,565,400)	(3,342,484)
Investor C	(5,636,702)	(2,504,463)
Investor C1	(4,241,791)	(4,959,335)
Decrease in net assets resulting from dividends to shareholders	(82,516,641)	(74,585,923)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	237,565,684	200,680,907

Net Assets
Total increase in net assets	181,473,267	128,801,477
Beginning of year	1,737,768,079	1,608,966,602
End of year	$ 1,919,241,346	$ 1,737,768,079
Undistributed net investment income	$ 2,091,449	$ 588,122

See Notes to Financial Statements.

46 ANNUAL REPORT JUNE 30, 2009

Statement of Changes in Net Assets BlackRock High Yield Municipal Fund

	Year Ended June 30,
Increase (Decrease) in Net Assets:	2009	2008
Operations
Net investment income	$ 3,850,262	$3,556,720
Net realized loss	(5,814,984)	(2,545,168)
Net change in unrealized appreciation/depreciation	(7,179,773)	(7,907,693)
Net decrease in net assets resulting from operations	(9,144,495)	(6,896,141)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(3,251,544)	(3,141,405)
Investor A	(230,702)	(269,449)
Investor C	(225,400)	(145,136)
Net realized gain:
Institutional	—	(135,095)
Investor A	—	(9,128)
Investor C	—	(7,832)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,707,646)	(3,708,045)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(13,207,313)	20,113,973

Net Assets
Total increase (decrease) in net assets	(26,059,454)	9,509,787
Beginning of year	82,243,954	72,734,167
End of year	$ 56,184,500	$82,243,954
Undistributed net investment income	$ 267,333	$114,576

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 47

Statement of Changes in Net Assets BlackRock New York Municipal Bond Fund

		Period
	Year Ended	October 1,	Year Ended
	June 30,	2007 to	September 30,
Increase (Decrease) in Net Assets:	2009	June 30, 2008	2007

Operations

Net investment income	$ 11,186,594	$ 8,770,678	$12,167,863
Net realized gain (loss)	(2,346,287)	(430,162)	1,055,885
Net change in unrealized appreciation/depreciation	(11,844,896)	(11,324,957)	(7,711,447)
Net increase (decrease) in net assets resulting from operations	(3,004,589)	(2,984,441)	5,512,301

Dividends to Shareholders From

Net investment income:
Institutional	(824,866)	(528,998)	(580,129)
Investor A	(868,191)	(492,475)	(254,373)
Investor A1	(7,903,455)	(6,420,560)	(9,328,279)
Investor B	(647,873)	(649,323)	(1,180,558)
Investor C	(406,304)	(175,050)	(65,246)
Investor C1	(569,047)	(450,890)	(676,159)
Decrease in net assets resulting from dividends to shareholders	(11,219,736)	(8,717,296)	(12,084,744)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(4,379,640)	(13,427,395)	(4,023,200)

Net Assets

Total decrease in net assets	(18,603,965)	(25,129,132)	(10,595,643)
Beginning of period	252,496,802	277,625,934	288,221,577
End of period	$ 233,892,837	$ 252,496,802	$277,625,934
Undistributed net investment income	$ 660,010	$ 636,917	$583,535

See Notes to Financial Statements.

48 ANNUAL REPORT JUNE 30, 2009

Financial Highlights BlackRock Short-Term Municipal Fund

		BlackRock				Institutional
			Period
		October 2, 2006[1]
	Year Ended June 30,				Year Ended June 30,
			to June 30,
	2009	2008	2007	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$9.89	$9.93	$ 9.97	$ 9.88	$9.88	$9.99	$ 10.05
Net investment income[2]	0.26	0.33	0.25	0.27	0.33	0.32	0.27	0.19
Net realized and unrealized gain (loss)	0.17	0.09	(0.04)	0.17	0.09	0.00[3]	(0.11)	(0.06)
Net increase from investment operations	0.43	0.42	0.21	0.44	0.42	0.32	0.16	0.13
Dividends from net investment income	(0.27)	(0.33)	(0.25)	(0.28)	(0.33)	(0.32)	(0.27)	(0.19)
Net asset value, end of period	$ 10.14	$9.98	$9.89	$ 10.13	$ 9.97	$9.88	$9.88	$ 9.99

Total Investment Return[4]
Based on net asset value	4.36%	4.26%	2.09%[5]	4.45%	4.31%	3.32%	1.57%	1.30%

Ratios to Average Net Assets
Total expenses	0.45%	0.42%	0.45%[6]	0.47%	0.49%	0.48%	0.45%	0.44%
Total expenses after fees waived	0.44%	0.39%	0.35%[6]	0.35%	0.35%	0.38%	0.44%	0.43%
Net investment income	2.65%	3.28%	3.34%[6]	2.68%	3.30%	3.27%	2.66%	1.88%

Supplemental Data
Net assets, end of period (000)	$ 2,424	$1,822	$2,457	$403,143	$181,624	$131,061	$149,333	$186,877
Portfolio turnover	21%	33%	110%	21%	33%	110%	83%	87%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $0.01 per share.
[4] Total investment returns exclude the effects of any sales charges.
[5] Aggregate total investment return.
[6] Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 49

Financial Highlights (continued) BlackRock Short-Term Municipal Fund

		Investor A
			Period
		October 2, 2006[1]
	Year Ended June 30,		to June 30,
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$9.88	$9.93
Net investment income[2]	0.21	0.30	0.23
Net realized and unrealized gain (loss)	0.19	0.11	(0.05)
Net increase from investment operations	0.40	0.41	0.18
Dividends from net investment income	(0.25)	(0.31)	(0.23)
Net asset value, end of period	$ 10.13	$9.98	$9.88

Total Investment Return[3]
Based on net asset value	4.08%	4.15%	1.79%[4]

Ratios to Average Net Assets
Total expenses	0.72%	0.79%	1.06%[5]
Total expenses after fees waived	0.60%	0.60%	0.61%[5]
Net investment income	2.26%	3.03%	3.12%[5]

Supplemental Data
Net assets, end of period (000)	$ 121,355	$9,403	$1,456
Portfolio turnover	21%	33%	110%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

50 ANNUAL REPORT JUNE 30, 2009

Financial Highlights (continued) BlackRock Short-Term Municipal Fund

			Investor A1					Investor B
		Year Ended June 30,					Year Ended June 30,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$9.98	$ 9.89	$9.89	$10.00	$ 10.06	$ 9.97	$ 9.88	$9.88	$10.00	$ 10.05
Net investment income[1]	0.27	0.32	0.32	0.26	0.18	0.24	0.30	0.29	0.23	0.15
Net realized and unrealized gain (loss)	0.16	0.09	(0.01)	(0.11)	(0.06)	0.16	0.08	(0.00)[2]	(0.12)	(0.05)
Net increase from investment operations	0.43	0.41	0.31	0.15	0.12	0.40	0.38	0.29	0.11	0.10
Dividends from net investment income	(0.27)	(0.32)	(0.31)	(0.26)	(0.18)	(0.24)	(0.29)	(0.29)	(0.23)	(0.15)
Net asset value, end of year	$10.14	$ 9.98	$9.89	$9.89	$ 10.00	$ 10.13	$ 9.97	$9.88	$9.88	$ 10.00

Total Investment Return[3]
Based on net asset value	4.34%	4.20%	3.21%	1.47%	1.20%	4.08%	3.94%	2.95%	1.11%	1.04%

Ratios to Average Net Assets
Total expenses	0.58%	0.59%	0.58%	0.55%	0.54%	0.85%	0.85%	0.85%	0.81%	0.80%
Total expenses after fees waived	0.45%	0.45%	0.48%	0.54%	0.53%	0.70%	0.70%	0.74%	0.80%	0.79%
Net investment income	2.70%	3.22%	3.18%	2.55%	1.76%	2.41%	2.97%	2.90%	2.28%	1.50%

Supplemental Data
Net assets, end of year (000)	$ 78,606	$105,580	$122,281	$ 99,293	$141,172	$ 9,917	$ 10,612	$ 14,380	$ 23,769	$ 38,565
Portfolio turnover	21%	33%	110%	83%	87%	21%	33%	110%	83%	87%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 51

Financial Highlights (concluded) BlackRock Short-Term Municipal Fund

		Investor C
			Period
		October 2, 2006[1]
	Year Ended June 30,		to June 30,
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$9.88	$9.93
Net investment income[2]	0.15	0.23	0.17
Net realized and unrealized gain (loss)	0.19	0.09	(0.05)
Net increase from investment operations	0.34	0.32	0.12
Dividends from net investment income	(0.18)	(0.23)	(0.17)
Net asset value, end of period	$ 10.13	$9.97	$9.88

Total Investment Return[3]
Based on net asset value	3.41%	3.27%	1.23%[4]

Ratios to Average Net Assets
Total expenses	1.52%	1.78%	2.06%[5]
Total expenses after fees waived	1.35%	1.35%	1.36%[5]
Net investment income	1.56%	2.28%	2.37%[5]

Supplemental Data
Net assets, end of period (000)	$ 69,632	$7,365	$2,084
Portfolio turnover	21%	33%	110%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.

See Notes to Financial Statements.

52 ANNUAL REPORT JUNE 30, 2009

Financial Highlights BlackRock Municipal Insured Fund

		Institutional						Investor A
		Year Ended June 30,					Year Ended June 30,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$7.42	$7.67	$7.69	$8.00	$ 7.70	$ 7.41	$ 7.67	$7.68	$8.00	$ 7.70
Net investment income[1]	0.35	0.33	0.32	0.35	0.36	0.33	0.31	0.33	0.33	0.34
Net realized and unrealized gain (loss)	(0.25)	(0.23)	0.03	(0.28)	0.30	(0.24)	(0.24)	0.01	(0.29)	0.30
Net increase from investment operations	0.10	0.10	0.35	0.07	0.66	0.09	0.07	0.34	0.04	0.64
Dividends and distributions from:
Net investment income	(0.35)	(0.34)	(0.33)	(0.35)	(0.36)	(0.33)	(0.32)	(0.31)	(0.33)	(0.34)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.35)	(0.35)	(0.37)	(0.38)	(0.36)	(0.33)	(0.33)	(0.35)	(0.36)	(0.34)
Net asset value, end of year	$7.17	$7.42	$7.67	$7.69	$ 8.00	$ 7.17	$ 7.41	$7.67	$7.68	$ 8.00

Total Investment Return[3]
Based on net asset value	1.52%	1.37%	4.60%	0.82%	8.74%	1.39%	0.96%	4.47%	0.44%	8.47%

Ratios to Average Net Assets
Total expenses	0.67%	0.85%	0.87%	0.74%	0.64%	0.93%	1.11%	1.13%	0.99%	0.89%
Total expenses after fees waived	0.66%	0.84%	0.87%	0.74%	0.63%	0.92%	1.10%	1.12%	0.99%	0.88%
Total expenses after fees waived and excluding
interest expense and fees[4]	0.47%	0.46%	0.47%	0.45%	0.46%	0.73%	0.72%	0.72%	0.70%	0.71%
Net investment income	4.93%	4.38%	4.42%	4.40%	4.58%	4.67%	4.12%	4.17%	4.15%	4.33%

Supplemental Data
Net assets, end of year (000)	$493,427	$545,130	$604,691	$639,687	$707,134	$189,614	$169,010	$172,236	$172,083	$182,216
Portfolio turnover	15%	40%	36%	41%	47%	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 53

Financial Highlights (continued) BlackRock Municipal Insured Fund

			Investor B
			Year Ended June 30,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$7.41	$7.67	$7.68	$7.99	$7.69
Net investment income[1]	0.29	0.27	0.29	0.29	0.30
Net realized and unrealized gain (loss)	(0.25)	(0.24)	0.01	(0.28)	0.30
Net increase from investment operations	0.04	0.03	0.30	0.01	0.60
Dividends and distributions from:
Net investment income	(0.29)	(0.28)	(0.27)	(0.29)	(0.30)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.29)	(0.29)	(0.31)	(0.32)	(0.30)
Net asset value, end of year	$7.16	$7.41	$7.67	$7.68	$7.99

Total Investment Return[3]
Based on net asset value	0.73%	0.45%	3.95%	0.05%	7.93%

Ratios to Average Net Assets
Total expenses	1.45%	1.61%	1.63%	1.50%	1.40%
Total expenses after fees waived	1.44%	1.61%	1.63%	1.50%	1.39%
Total expenses after fees waived and excluding interest expense and fees[4]	1.25%	1.23%	1.23%	1.21%	1.21%
Net investment income	4.15%	3.61%	3.67%	3.64%	3.83%

Supplemental Data
Net assets, end of year (000)	$20,504	$33,422	$45,533	$66,477	$91,355
Portfolio turnover	15%	40%	36%	41%	47%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

54 ANNUAL REPORT JUNE 30, 2009

Financial Highlights (concluded) BlackRock Municipal Insured Fund

		Investor C				Investor C1
			Period
			October 2,
			2006[1] to
	Year Ended June 30,				Year Ended June 30,
			June 30,
	2009	2008	2007	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.42	$7.68	$ 7.88	$ 7.41	$ 7.67	$7.68	$8.00	$ 7.69
Net investment income[2]	0.28	0.25	0.17	0.29	0.27	0.28	0.28	0.30
Net realized and unrealized gain (loss)	(0.26)	(0.24)	(0.14)	(0.25)	(0.24)	0.02	(0.29)	0.31
Net increase (decrease) from investment operations	0.02	0.01	0.03	0.04	0.03	0.30	(0.01)	0.61
Dividends and distributions from:
Net investment income	(0.27)	(0.26)	(0.19)	(0.29)	(0.28)	(0.27)	(0.28)	(0.30)
Net realized gain	(0.00)[3]	(0.01)	(0.04)	(0.00)[3]	(0.01)	(0.04)	(0.03)	—
Total dividends and distributions	(0.27)	(0.27)	(0.23)	(0.29)	(0.29)	(0.31)	(0.31)	(0.30)
Net asset value, end of period	$7.17	$7.42	$ 7.68	$ 7.16	$ 7.41	$7.67	$7.68	$ 8.00

Total Investment Return[4]
Based on net asset value	0.51%	0.22%	0.34%[5]	0.69%	0.41%	3.90%	(0.12)%	8.01%

Ratios to Average Net Assets
Total expenses	1.68%	1.85%	1.90%[6]	1.49%	1.66%	1.68%	1.55%	1.45%
Total expenses after fees waived	1.67%	1.84%	1.90%[6]	1.48%	1.65%	1.68%	1.55%	1.44%
Total expenses after fees waived and excluding interest expense and fees[7]	1.48%	1.46%	1.51%[6]	1.29%	1.27%	1.28%	1.26%	1.26%
Net investment income	3.92%	3.37%	3.37%[6]	4.11%	3.57%	3.63%	3.59%	3.77%

Supplemental Data
Net assets, end of period (000)	$ 27,375	$ 13,674	$ 4,542	$ 34,500	$ 42,655	$ 51,452	$ 61,046	$ 64,682
Portfolio turnover	15%	40%	36%	15%	40%	36%	41%	47%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 55

Financial Highlights BlackRock National Municipal Fund

		Institutional						Investor A
		Year Ended June 30,					Year Ended June 30,
	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$9.95	$10.39	$10.36	$10.66	$ 10.29	$ 9.96	$ 10.39	$10.37	$10.67	$ 10.29
Net investment income[1]	0.48	0.48	0.49	0.51	0.53	0.46	0.45	0.46	0.49	0.50
Net realized and unrealized gain (loss)	(0.35)	(0.44)	0.05	(0.30)	0.37	(0.35)	(0.43)	0.03	(0.30)	0.38
Net increase from
investment operations	0.13	0.04	0.54	0.21	0.90	0.11	0.02	0.49	0.19	0.88
Dividends from
net investment income	(0.47)	(0.48)	(0.51)	(0.51)	(0.53)	(0.45)	(0.45)	(0.47)	(0.49)	(0.50)
Net asset value, end of year	$9.61	$9.95	$10.39	$10.36	$ 10.66	$ 9.62	$ 9.96	$10.39	$10.37	$ 10.67

Total Investment Return[2]
Based on net asset value	1.56%	0.35%	5.06%	2.02%	8.89%	1.32%	0.22%	4.71%	1.77%	8.73%

Ratios to Average Net Assets
Total expenses	0.67%	0.79%	1.00%	0.85%	0.72%	0.91%	1.02%	1.24%	1.10%	0.97%
Total expenses after fees waived	0.65%	0.78%	0.99%	0.84%	0.72%	0.90%	1.01%	1.24%	1.09%	0.97%
Total expenses after fees waived and
excluding interest expense and fees[3]	0.60%	0.60%	0.59%	0.58%	0.59%	0.84%	0.82%	0.84%	0.83%	0.84%
Net investment income	5.10%	4.69%	4.66%	4.87%	5.02%	4.87%	4.46%	4.43%	4.61%	4.76%

Supplemental Data
Net assets, end of year (000)	$934,807	$977,642	$976,153	$890,984	$909,125	$635,090	$472,018	$349,225	$283,814	$248,231
Portfolio turnover	65%	61%	46%	56%	33%	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Total investment returns exclude the effects of sales charges.
[3] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

56 ANNUAL REPORT JUNE 30, 2009

Financial Highlights (continued) BlackRock National Municipal Fund

			Investor B
			Year Ended June 30,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$9.95	$10.38	$10.36	$10.66	$10.28
Net investment income[1]	0.41	0.40	0.41	0.43	0.45
Net realized and unrealized gain (loss)	(0.35)	(0.43)	0.02	(0.30)	0.38
Net increase (decrease) from investment operations	0.06	(0.03)	0.43	0.13	0.83
Dividends from net investment income	(0.40)	(0.40)	(0.41)	(0.43)	(0.45)
Net asset value, end of year	$9.61	$9.95	$10.38	$10.36	$10.66

Total Investment Return[2]
Based on net asset value	0.79%	(0.30)%	4.18%	1.25%	8.18%

Ratios to Average Net Assets
Total expenses	1.43%	1.54%	1.75%	1.61%	1.48%
Total expenses after fees waived	1.41%	1.53%	1.75%	1.60%	1.48%
Total expenses after fees waived and excluding interest expense and fees[3]	1.36%	1.35%	1.34%	1.34%	1.35%
Net investment income	4.35%	3.94%	3.92%	4.11%	4.27%

Supplemental Data
Net assets, end of year (000)	$58,079	$69,859	$101,260	$134,177	$177,553
Portfolio turnover	65%	61%	46%	56%	33%
[1] Based on average shares outstanding.
[2] Total investment returns exclude the effects of sales charges.
[3] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 57

Financial Highlights (concluded) BlackRock National Municipal Fund

		Investor C				Investor C1
			Period
			October 2,
			2006[1] to
	Year Ended June 30,				Year Ended June 30,
			June 30,
	2009	2008	2007	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$10.39	$ 10.57	$ 9.95	$ 10.39	$10.36	$10.66	$ 10.29
Net investment income[2]	0.39	0.37	0.25	0.41	0.40	0.41	0.43	0.44
Net realized and unrealized gain (loss)	(0.35)	(0.43)	(0.16)	(0.35)	(0.44)	0.04	(0.29)	0.37
Net increase (decrease) from investment operations	0.04	(0.06)	0.09	0.06	(0.04)	0.45	0.14	0.81
Dividends from net investment income	(0.38)	(0.37)	(0.27)	(0.40)	(0.40)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$9.62	$9.96	$ 10.39	$ 9.61	$ 9.95	$10.39	$10.36	$ 10.66

Total Investment Return[3]
Based on net asset value	0.56%	(0.57)%	0.96%[4]	0.76%	(0.44)%	4.23%	1.20%	8.02%

Ratios to Average Net Assets
Total expenses	1.66%	1.82%	2.05%[5]	1.46%	1.58%	1.80%	1.65%	1.53%
Total expenses after fees waived	1.65%	1.81%	2.05%[5]	1.44%	1.57%	1.80%	1.65%	1.53%
Total expenses after fees waived and excluding interest expense and fees[6]	1.59%	1.62%	1.65%[5]	1.39%	1.39%	1.39%	1.39%	1.40%
Net investment income	4.12%	3.66%	3.59%[5]	4.32%	3.90%	3.88%	4.05%	4.20%

Supplemental Data
Net assets, end of period (000)	$195,475	$103,504	$ 41,676	$ 95,790	$114,746	$140,653	$139,447	$107,893
Portfolio turnover	65%	61%	46%	65%	61%	46%	56%	33%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

58 ANNUAL REPORT JUNE 30, 2009

Financial Highlights BlackRock High Yield Municipal Fund

		Institutional			Investor A
			Period			Period
			August 1, 2006[1]			August 1, 2006[1]
	Year Ended June 30,			Year Ended June 30,
			to June 30,			to June 30,
	2009	2008	2007	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.68	$9.96	$10.00	$8.67	$9.95	$10.00
Net investment income[2]	0.48	0.44	0.39	0.44	0.41	0.32
Net realized and unrealized loss	(1.40)	(1.26)	(0.03)	(1.39)	(1.26)	0.01
Net increase (decrease) from investment operations	(0.92)	(0.82)	0.36	(0.95)	(0.85)	0.33
Dividends and distributions from:
Net investment income	(0.47)	(0.44)	(0.40)	(0.44)	(0.41)	(0.38)
Net realized gain	—	(0.02)	(0.00)[3]	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.47)	(0.46)	(0.40)	(0.44)	(0.43)	(0.38)
Net asset value, end of period	$7.29	$8.68	$9.96	$7.28	$8.67	$9.95

Total Investment Return[4]
Based on net asset value	(10.40)%	(8.38)%	3.59%[5]	(10.67)%	(8.62)%	3.26%[5]

Ratios to Average Net Assets
Total expenses	0.93%	0.84%	0.96%[6]	1.18%	1.08%	1.19%[6]
Total expenses after fees waived	0.92%	0.81%	0.62%[6]	1.17%	1.05%	0.89%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	0.89%	0.78%	0.62%[6]	1.14%	1.03%	0.89%[6]
Net investment income	6.52%	4.76%	4.35%[6]	6.13%	4.52%	4.16%[6]

Supplemental Data
Net assets, end of period (000)	$45,997	$71,203	$62,464	$4,798	$6,513	$5,892
Portfolio turnover	39%	33%	16%	39%	33%	16%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Total Investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 59

Financial Highlights (concluded) BlackRock High Yield Municipal Fund

		Investor C
			Period
			August 1, 2006[1]
	Year Ended June 30,		to June 30,
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.68	$9.97	$10.00
Net investment income[2]	0.41	0.34	0.30
Net realized and unrealized loss	(1.41)	(1.27)	(0.02)
Net increase (decrease) from investment operations	(1.00)	(0.93)	0.28
Dividends and distributions from:
Net investment income	(0.39)	(0.34)	(0.31)
Net realized gain	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.39)	(0.36)	(0.31)
Net asset value, end of period	$7.29	$8.68	$9.97

Total Investment Return[4]
Based on net asset value	(11.33)%	(9.40)%	2.84%[5]

Ratios to Average Net Assets
Total expenses	1.97%	1.85%	1.84%[6]
Total expenses after fees waived	1.97%	1.82%	1.53%[6]
Total expenses after fees waived and excluding interest expense and fees[7]	1.94%	1.80%	1.53%[6]
Net investment income	5.59%	3.76%	3.50%[6]

Supplemental Data
Net assets, end of period (000)	$5,389	$4,527	$4,378
Portfolio turnover	39%	33%	16%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Amount is less than $(0.01) per share.
[4] Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

60 ANNUAL REPORT JUNE 30, 2009

Financial Highlights BlackRock New York Municipal Bond Fund

			Institutional
		Period
		October 1,
	Year Ended	2007 to
	June 30,	June 30,		Year Ended September 30,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.38	$10.84	$11.10	$11.05	$11.03	$11.23
Net investment income[1]	0.48	0.36	0.49	0.51	0.54	0.54
Net realized and unrealized gain (loss)	(0.56)	(0.46)	(0.26)	0.04	0.02	(0.20)
Net increase (decrease) from investment operations	(0.08)	(0.10)	0.23	0.55	0.56	0.34
Dividends and distributions from:
Net investment income	(0.49)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.49)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)
Net asset value, end of period	$9.81	$10.38	$10.84	$11.10	$11.05	$11.03

Total Investment Return[3]
Based on net asset value	(0.60)%	(0.91)%[4]	2.12%	5.19%	5.15%	3.15%

Ratios to Average Net Assets
Total expenses	0.78%	0.82%[5]	0.85%	0.90%	0.89%	0.83%
Total expenses, after fees waived	0.77%	0.81%[5]	0.85%	0.90%	0.89%	0.82%
Total expenses after fees waived and excluding interest expense and fees[6]	0.76%	0.74%[5]	0.73%	0.74%	0.74%	0.74%
Net investment income	5.01%	4.56%[5]	4.51%	4.64%	4.89%	4.90%

Supplemental Data
Net assets, end of period (000)	$19,105	$17,949	$14,927	$10,995	$10,593	$10,332
Portfolio turnover	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 61

Financial Highlights (continued) BlackRock New York Municipal Bond Fund

		Investor A
		Period	Period
		October 1,	October 2,
	Year Ended	2007	2006[1] to
	June 30,	to June 30,	September 30,
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.39	$10.85	$11.10
Net investment income[2]	0.46	0.34	0.46
Net realized and unrealized loss	(0.57)	(0.46)	(0.25)
Net increase (decrease) from investment operations	(0.11)	(0.12)	0.21
Dividends from net investment income	(0.46)	(0.34)	(0.46)
Net asset value, end of period	$9.82	$10.39	$10.85

Total Investment Return[3]
Based on net asset value	(0.85)%	(1.10)%[4]	1.93%[4]

Ratios to Average Net Assets
Total expenses	1.05%	1.07%[5]	1.10%[5]
Total expenses after fees waived	1.04%	1.06%[5]	1.10%[5]
Total expenses after fees waived and excluding interest expense and fees[6]	1.02%	0.99%[5]	0.99%[5]
Net investment income	4.77%	4.31%[5]	4.27%[5]

Supplemental Data
Net assets, end of period (000)	$20,528	$16,181	$11,964
Portfolio turnover	30%	16%	19%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

62 ANNUAL REPORT JUNE 30, 2009

Financial Highlights (continued) BlackRock New York Municipal Bond Fund

			Investor A1
		Period
		October 1,
	Year Ended	2007 to
	June 30,	June 30,	Year Ended September 30,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 10.39	$10.85	$11.10	$11.05	$11.03	$11.23
Net investment income[1]	0.48	0.36	0.49	0.50	0.53	0.53
Net realized and unrealized gain (loss)	(0.57)	(0.47)	(0.26)	0.04	0.02	(0.20)
Net increase (decrease) from investment operations	(0.09)	(0.11)	0.23	0.54	0.55	0.33
Dividends and distributions from:
Net investment income	(0.48)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.48)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)
Net asset value, end of period	$ 9.82	$10.39	$10.85	$11.10	$11.05	$11.03

Total Investment Return[3]
Based on net asset value	(0.70)%	(0.99)%[4]	2.11%	5.08%	5.05%	3.05%

Ratios to Average Net Assets
Total expenses	0.89%	0.92%[5]	0.95%	1.00%	0.99%	0.93%
Total expenses after fees waived	0.88%	0.91%[5]	0.95%	0.99%	0.99%	0.92%
Total expenses after fees waived and
excluding interest expense and fees[6]	0.87%	0.84%[5]	0.83%	0.84%	0.84%	0.84%
Net investment income	4.90%	4.45%[5]	4.40%	4.52%	4.79%	4.79%

Supplemental Data
Net assets, end of period (000)	$ 157,706	$177,080	$204,497	$223,322	$141,319	$145,532
Portfolio turnover	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 63

Financial Highlights (continued) BlackRock New York Municipal Bond Fund

			Investor B
		Period
		October 1,
	Year Ended	2007 to
	June 30,	June 30,	Year Ended September 30,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$10.84	$11.10	$11.06	$11.04	$11.23
Net investment income[1]	0.44	0.33	0.44	0.45	0.49	0.49
Net realized and unrealized gain (loss)	(0.57)	(0.47)	(0.26)	0.04	0.01	(0.20)
Net increase (decrease) from investment operations	(0.13)	(0.14)	0.18	0.49	0.50	0.29
Dividends and distributions from:
Net investment income	(0.44)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.44)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)
Net asset value, end of period	$ 9.81	$10.38	$10.84	$11.10	$11.06	$11.04

Total Investment Return[3]
Based on net asset value	(1.11)%	(1.29)%[4]	1.60%	4.56%	4.62%	2.72%

Ratios to Average Net Assets
Total expenses	1.30%	1.31%[5]	1.36%	1.41%	1.40%	1.33%
Total expenses after fees waived	1.29%	1.31%[5]	1.36%	1.41%	1.40%	1.33%
Total expenses after fees waived and
excluding interest expense and fees[6]	1.27%	1.24%[5]	1.24%	1.25%	1.25%	1.25%
Net investment income	4.48%	4.06%[5]	3.99%	4.14%	4.38%	4.39%

Supplemental Data
Net assets, end of period (000)	$ 11,770	$18,535	$25,264	$34,921	$45,506	$57,409
Portfolio turnover	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

64 ANNUAL REPORT JUNE 30, 2009

Financial Highlights (continued) BlackRock New York Municipal Bond Fund

		Investor C
		Period	Period
		October 1,	October 2,
	Year Ended	2007	2006[1] to
	June 30,	to June 30,	September 30,
	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.38	$10.84	$11.10
Net investment income[2]	0.39	0.28	0.37
Net realized and unrealized loss	(0.56)	(0.46)	(0.25)
Net increase (decrease) from investment operations	(0.17)	(0.18)	0.12
Dividends from net investment income	(0.40)	(0.28)	(0.38)
Net asset value, end of period	$9.81	$10.38	$10.84

Total Investment Return[3]
Based on net asset value per share	(1.59)%	(1.65)%[4]	1.08%[4]

Ratios to Average Net Assets
Total expenses	1.79%	1.82%[5]	1.85%[5]
Total expenses after fees waived	1.78%	1.81%[5]	1.85%[5]
Total expenses after fees waived and excluding interest expense and fees[6]	1.76%	1.74%[5]	1.74%[5]
Net investment income	4.03%	3.57%[5]	3.52%[5]

Supplemental Data
Net assets, end of period (000)	$12,294	$8,535	$4,611
Portfolio turnover	30%	16%	19%
[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2009 65

Financial Highlights (concluded) BlackRock New York Municipal Bond Fund

			Investor C1
		Period
		October 1,
	Year Ended	2007 to
	June 30,	June 30,	Year Ended September 30,
	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.39	$10.85	$11.10	$11.06	$11.04	$11.24
Net investment income[1]	0.43	0.32	0.43	0.44	0.48	0.48
Net realized and unrealized gain (loss)	(0.58)	(0.47)	(0.25)	0.04	0.01	(0.21)
Net increase (decrease) from investment operations	(0.15)	(0.15)	0.18	0.48	0.49	0.27
Dividends and distributions from:
Net investment income	(0.43)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.43)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)
Net asset value, end of period	$9.81	$10.39	$10.85	$11.10	$11.06	$11.04

Total Investment Return[3]
Based on net asset value	(1.29)%	(1.35)%[4]	1.61%	4.46%	4.52%	2.53%

Ratios to Average Net Assets
Total expenses	1.38%	1.41%[5]	1.45%	1.51%	1.50%	1.43%
Total expenses after fees waived	1.37%	1.40%[5]	1.45%	1.50%	1.50%	1.43%
Total expenses after fees waived and
excluding interest expense and fees[6]	1.36%	1.33%[5]	1.33%	1.35%	1.35%	1.35%
Net investment income	4.41%	3.97%[5]	3.91%	4.03%	4.28%	4.29%

Supplemental Data
Net assets, end of period (000)	$12,491	$14,217	$16,364	$18,984	$17,080	$17,309
Portfolio turnover	30%	16%	19%	46%	24%	20%
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effect of sales charges.
[4] Aggregate total investment return.
[5] Annualized.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

66 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Municipal Fund (“Short-Term Municipal”), BlackRock
Municipal Insured Fund (“Municipal Insured”), BlackRock National
Municipal Fund (“National Municipal”) and BlackRock High Yield Municipal
Fund (“High Yield Municipal”) of BlackRock Municipal Bond Fund, Inc.
(“The Bond Fund”) and BlackRock New York Municipal Bond Fund (“New
York Municipal”) of BlackRock Multi-State Series Trust (the “Funds” or indi-
vidually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end manage-
ment investment companies. The Bond Fund is a Maryland corporation.
BlackRock Multi-State Series Trust is a Massachusetts business trust. The
Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Funds are referred to throughout this report as the
“Board of Directors” or the “Board”. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1, Investor B, and Investor C1 Shares are not generally available except for dividend and reinvestment. Shares of Investor B,
Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A,
Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholding servicing of such shares, and Investor
B, Investor C, and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value (“Fair Value Assets”).
When determining the price for Fair Value Assets the investment advisor and/or the sub advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-
length transaction. Fair value determinations shall be based upon all avail-
able factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the
Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The
Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such con-
ditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-
delivery basis the Funds assume the rights and risks of ownership of the security including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds may
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Fund. The TOB may also be termi-
nated without the consent of the Funds upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Funds, which typically invest the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Funds’
Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

ANNUAL REPORT JUNE 30, 2009 67

Notes to Financial Statements (continued)

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certifi-
cates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At June 30, 2009, the aggregate value of the underlying munici-
pal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates for trust certificates were as follows:

	Underlying		Range of
	Municipal		Interest
	Bonds	Liability for	Rates
	Transferred	Trust	for Trust
	to TOBs	Certificates	Certificates
Municipal Insured Fund	$115,574,991	$56,732,497	0.443% –
			2.450%
National Municipal Fund	$89,638,596	$45,661,248	0.443% -
			1.853%
High Yield Municipal Fund	$3,133,065	$1,530,155	0.487% –
			0.648%
New York Municipal Bond Fund	$4,265,770	$2,170,208	0.835% –
			1.425%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ invest-
ment income and distributions to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that each Fund segregates assets in connection with certain invest-
ments (e.g., financial futures contracts and swaps) each Fund will, consis-
tent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund may also be required to deliver or deposit securities as collateral for certain investments
(e.g., financial futures contracts and swaps). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), each Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-

tions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. Each Fund amortizes all pre-
miums and discounts on debt securities. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limita-
tions on all of the Funds’ US federal tax returns except New York Municipal remain open for the four years ended June 30, 2009. The statutes of limitations on the New York Municipal’s US federal tax returns remain open for each of the periods ended September 30, 2006, September 30, 2007,
June 30, 2008 and June 30, 2009.The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depend-
ing upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial
Accounting Standards No. 166, “Accounting for Transfers of Financial Assets
— an amendment of FASB Statement No. 140” (“FAS 166”), was issued.
FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows;
and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date.
Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166.
The impact of FAS 166 on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Derivative Financial Instruments

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an

68 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (continued)

unfavorable change in the price of the underlying security, or if the counter-
party does not perform under the contract. The Funds may mitigate these losses through master netting agreements included within an International
Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Funds and their counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty each Fund’s derivative financial instruments’ payables and/or receivables with collateral held. To the extent amounts due to the Funds from their counterparty are not fully collateral-
ized, contractually or otherwise, the Funds bear the risk of loss from coun-
terparty non-performance. See Note 1 “Segregation and Collateralization”
for information with respect to collateral practices.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instru-
ments, as described below.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or to economically hedge against interest rates (interest rate risk).
Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the con-
tract, the Funds agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the
Funds as unrealized gains or losses. When the contract is closed the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guar-
anteed against default by the exchange on which they trade.

Swaps: The Funds may enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is ter-
minated, the Funds will record a realized gain or loss equal to the differ-
ence between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Swap transactions involve, to vary-
ing degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•Forward Interest Rate Swaps — The Funds may enter into forward inter-
est rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). In a forward inter-
est rate swap, each Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. The Funds generally intend to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.
The Funds’ maximum risk of loss due to counterparty default is the amount of the unrealized gain on the contract.

Derivatives Not Accounted for as Hedging Instruments under Financial
Accounting Standards Board Statement of Financial Accounting Standards
No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

* As of June 30, 2009 there were no financial futures contracts or forward interest rate swaps outstanding. During the year ended June 30, 2009, the Funds had limited activity in these transactions.

The Effect of Derivative Instruments on the Statement of Operations
Year Ended June 30, 2009

Net Realized Gain (Loss) From
Derivatives Recognized in Income

	Municipal	High Yield	New York
	Insured	Municipal	Municipal
Interest rate contracts:
Financial futures contracts	—	$(58,301)	$ 24,890
Forward interest rate swaps	$(1,600,511)	$19,046	—
Total	$(1,600,511)	$(39,255)	$ 24,890
Net Change in Unrealized Depreciation on
Derivatives Recognized in Income

	Municipal	High Yield	New York
	Insured	Municipal	Municipal
Interest rate contracts:
Forward interest rate swaps	$ (477,428)	$(11,349)	—

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., (“Merrill Lynch”) on January 1, 2009.
Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s owner-
ship interest of BlackRock, BAC is not deemed an affiliate under the
1940 Act.

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”) the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Funds’ portfolios and provides the necessary personnel, facilities, equipment and certain

ANNUAL REPORT JUNE 30, 2009 69

Notes to Financial Statements (continued)

other services necessary to the operations of the Funds. For such services, the Funds pay the Manager a monthly fee based upon the average daily value of each Fund’s net assets at the following annual rates:

	Rate of Advisory Fee
Aggregate of Average
Daily Net Assets of the	Short-Term	Municipal	National
Three Combined Funds[1]	Municipal	Insured	Municipal
Not exceeding $250 million	0.400%	0.400%	0.500%
In excess of $250 million but
not exceeding $400 million	0.375%	0.375%	0.475%
In excess of $400 million but
not exceeding $550 million	0.350%	0.375%	0.475%
In excess of $550 million but
not exceeding $1.5 billion	0.325%	0.375%	0.475%
In excess of $1.5 billion	0.325%	0.350%	0.475%
[1] The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applica-
ble to a breakpoint level is determined by dividing the amount of the aggregate aver-
age daily net assets of the three combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the three combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

For Short-Term Municipal, the Manager voluntarily agreed to waive fees or expenses in order to limit expenses as follows: 0.35% for Institutional
Shares, 0.60% for Investor A Shares, 0.45% for Investor A1 Shares, 0.70%
for Investor B Shares and 1.35% for Investor C Shares. For the year ended
June 30, 2009, the Manager waived $469,803 which is included in fees waived by advisor in the Statements of Operations.

High Yield Municipal’s rates are as follows: 0.55% of the Fund’s average daily net assets not exceeding $250 million; 0.525% of average daily net assets in excess of $250 million but not exceeding $500 million; and
0.50% of average daily net assets in excess of $500 million. In addition, for High Yield Municipal, the Manager has voluntarily agreed to waive a por-
tion of the investment advisory fee. The amount of the waiver is determined monthly and can be discontinued at any time.

New York Municipal’s rates are as follows: 0.55% of the Fund’s average daily net assets not exceeding $500 million; 0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and
0.50% of average daily net assets in excess of $1 billion.

The Manager has also agreed to waive its advisory fees by the amount of investment advisory fee each Fund pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended June
30, 2009, the Funds paid these amounts, which are included in fees waived by advisor in the Statements of Operations:
		Fees Waived by
			Manager
Short-Term Municipal			$ 45,920
Municipal Insured			$ 54,061
National Municipal			$246,133
High Yield Municipal			$4,132
New York Municipal			$21,811

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Manager.

Each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations as follows:
				Reimbursement
					to Manager
Short-Term Municipal					$ 7,813
Municipal Insured					$15,749
National Municipal					$35,036
High Yield Municipal					$1,159
New York Municipal					$4,621

Effective October 1, 2008, each Fund has entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors,
Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole dis-
tributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch
Group, Inc. BIL and BDI are affiliates of BlackRock. The service and distri-
bution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

			Service Fees
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A	0.25%	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	—	—	—	0.10%
Investor B	0.15%	0.25%	0.25%	—	0.25%
Investor C	0.25%	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	0.25%	—	0.25%

		Distribution Fees
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor B	0.20%	0.50%	0.50%	—	0.25%
Investor C	0.75%	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	0.55%	—	0.35%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to
Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders.

70 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (continued)

For the year ended June 30, 2009, affiliates earned underwriting discounts and direct commissions and dealer concessions on sales of each of the
Fund’s Investor A and Investor A1 Shares, which totaled as follows. These amounts include payments to Merrill Lynch from July 1, 2008 to December
31, 2008 (after which Merrill Lynch was no longer considered an affiliate).

	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A Shares	$ 54,727	$ 57,566	$372,389	$ 5,589	$ 26,460

For the year ended June 30, 2009, affiliates received the following contin-
gent deferred sales charges relating to transactions in Investor B, Investor C and Investor C1 Shares as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor B Shares	$ 6,828	$26,600	$53,889	—	$ 8,250
Investor C Shares	$29,635	$17,981	$74,352	$ 232	$226
Investor C1 Shares	—	$ 2,531	$ 2,741	—	—

In addition, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A and Investor A1 Shares as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Investor A Shares	$28,585	$ 4,845	$59,475	—	$ 1,768

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned sub-
sidiary of PNC and an affiliate of the Manager, is the Funds’ transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for share-
holder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds,
12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administra-
tive services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the year ended June 30, 2009, the
Funds paid the following fees in return for these services, which are included in transfer agent in the Statements of Operations. These amounts include payments to Merrill Lynch from July 1, 2008 to December 31,
2008 (after which Merrill Lynch was no longer considered an affiliate).

Short-Term Municipal					$ 49,220
Municipal Insured					$ 85,890
National Municipal					$274,336
High Yield Municipal					$4,914
New York Municipal					$38,319

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the year ended June 30, 2009, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statements of Operations.

		Call Center Fees
	Short-Term	Municipal	National High Yield		New York
	Municipal	Insured Municipal Municipal Municipal
BlackRock	$17	—	—	—	—
Institutional	$ 2,611	$11,305	$31,964	$340	$192
Investor A	$645	$ 4,048	$18,195	$ 89	$394
Investor A1	$ 1,759	—	—	—	$4,418
Investor B	$222	$624	$ 1,542	—	$368
Investor C	$586	$302	$ 2,460	$ 96	$199
Investor C1	—	$809	$ 1,785	—	$246

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2009, were as follows:
			Purchases		Sales
Short-Term Municipal			$430,962,734		$82,774,248
Municipal Insured			$116,036,958	$ 169,073,666
National Municipal		$1,159,153,295		$1,016,586,147
High Yield Municipal			$24,450,605		$22,186,790
New York Municipal			$69,921,006		$67,486,173

5. Short-Term Borrowings:
The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of Additional Infor-
mation, subject to various other legal, regulatory or contractual limits. The
Funds paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008.
Each Fund pays a commitment fee of 0.08% per annum based on each
Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, higher of (i) 1.50% and (ii) 50% of the
CDX Index (as defined in the credit agreement) in effect from time to time.
The Funds did not borrow under the credit agreement during the year ended June 30, 2009.

ANNUAL REPORT JUNE 30, 2009 71

Notes to Financial Statements (continued)

6. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
The following permanent differences as of June 30, 2009 attributable to amortization methods on fixed income securities, securities in default, the tax classification of distributions received from a regulated investment company, and the expiration of capital loss carryforwards were reclassified to the following accounts:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	insured	Municipal	Municipal	Municipal

Paid-in capital	(114,955)	—	(24,540,841)	—	(7,034,310)
Undistributed net investment income	(2,294)	(331,381)	(206,739)	10,141	56,235
Accumulated net realized loss	117,249	331,381	24,747,580	(10,141)	6,978,075

The tax character of distributions paid during the fiscal years ended June 30, 2009, June 30, 2008 and September 30, 2007 were as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	insured	Municipal	Municipal	Municipal

Tax-exempt income
6/30/2009	$ 10,546,430	$ 35,417,924	$82,516,641	$3,707,646	$ 11,219,736
6/30/2008	8,967,076	36,451,692	74,585,923	3,555,990	8,717,296
9/30/2007	—	—	—	—	12,084,744

Ordinary income
6/30/2009	—	$175,638	—	—	—
6/30/2008	—	—	—	$130,484	—
9/30/2007	—	—	—	—	—

Long-term capital gains
6/30/2009	—	$200,522	—	—	—
6/30/2008	—	1,534,353	—	$21,571	—
9/30/2007	—	—	—	—	—

Total distributions
6/30/2009	$ 10,546,430	$ 35,794,084	$82,516,641	$3,707,646	$ 11,219,736
6/30/2008	$8,967,076	$ 37,986,045	$74,585,923	$3,708,045	$ 8,717,296
9/30/2007	—	—	—	—	$ 12,084,744

As of June 30, 2009, the tax components of accumulated losses were as follows:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	insured	Municipal	Municipal	Municipal

Undistributed tax-exempt income	$484,230	$ 1,263,259	$615,873	$121,845	$ 278,037
Undistributed ordinary income	—	—	—	52,092	—
Capital loss carryforwards	(8,963,918)	(6,021,988)	(23,956,786)	(4,017,232)	(10,955,432)
Net unrealized gains (losses)*	7,284,807	(25,654,763)	(78,849,994)	(20,292,630)	(13,060,149)
Total accumulated net losses	$(1,194,881)	$(30,413,492)	$(102,190,907)	$ (24,135,925)	$ (23,737,544)

* The differences between book-basis and tax-basis net unrealized gains (losses) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax for premiums and discounts on fixed income securities, the deferral of post-October capital losses for tax purposes, the book-tax differences in the accrual of income on securities in default, and the tax treatment of residual interests in tender option bond trusts.

72 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (continued)

As of June 30, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Short-Term	Municipal	National	High Yield	New York
	Municipal	insured	Municipal	Municipal	Municipal

Expires June 30,

2010	—	—	$ 444,566	—	—
2011	$ 32,641	—	942,957	—	—
2012	331,374	—	1,591,140	—	—
2013	1,178,808	—	48,027	—	$ 8,935,207
2014	4,110,940	—	—	—	—
2015	2,987,949	—	259,851	—	—
2016	322,206	—	1,320,166	$ 258,523	—
2017	—	$ 6,021,988	19,350,079	3,758,709	2,020,225

Total	$ 8,963,918	$ 6,021,988	$ 23,956,786	$ 4,017,232	$ 10,955,432

7. Concentration, Market and Credit Risk:

Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of
Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transac-
tions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

8. Reorganization:

On February 23, 2009 (the “Reorganization Date”), BlackRock National
Municipal Fund of BlackRock Municipal Bond Fund, Inc. (“National
Municipal”) acquired all of the assets and certain stated liabilities of
BlackRock Florida Municipal Bond Fund of BlackRock Multi-State
Municipal Series Trust (“Florida Municipal”). The reorganization was pur-
suant to an Agreement and Plan of Reorganization, which was approved by the shareholders of Florida Municipal on January 20, 2009. Under the Agreement and Plan of Reorganization, 201,716 Investor A Shares
and 4,540,365 Investor A1 Shares, 978,873 Investor B Shares, 265,991
Investor C Shares, 973,990 Investor C1 Shares and 1,391,348
Institutional Shares of Florida Municipal were exchanged for 4,478,243
Investor A Shares, 926,855 Investor B Shares, 250,847 Investor C Shares,
920,024 Investor C1 Shares, and 1,316,862 Institutional Shares, respec-
tively, of National Municipal. The conversion ratios for Investor A Shares,
Investor A1 Shares, Investor B Shares, Investor C Shares, Investor C1
Shares and Institutional Shares were 0.943518, 0.944400, 0.946859,
0.943066, 0.944593 and 0.946465, respectively. The assets of Florida
Municipal, which consisted of securities and related receivables less liabilities were converted on a tax free basis. On the Reorganization Date, the net assets of National Municipal were valued at $1,783,003,795
(including net assets of $74,311,909 for Florida Municipal, which included $2,960,415 of accumulated net realized loss and $6,897,370 of net unrealized depreciation).

ANNUAL REPORT JUNE 30, 2009 73

Notes to Financial Statements (continued)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
Short-Term Municipal	Shares	Amount	Shares	Amount
BlackRock Shares
Shares sold	112,538	$ 1,139,685	—	—
Shares issued to shareholders in reinvestment of dividends	4,126	41,504	7,219	$72,014
Total issued	116,664	1,181,189	7,219	72,014
Shares redeemed	(60,135)	(603,478)	(73,092)	(730,403)
Net increase (decrease)	56,529	$ 577,711	(65,873)	$(658,389)

Institutional Shares
Shares sold	30,230,793	$304,895,708	7,364,607	$73,727,719
Shares issued to shareholders in reinvestment of dividends	290,901	2,927,276	230,835	2,302,223
Total issued	30,521,694	307,822,984	7,595,442	76,029,942
Shares redeemed	(8,933,649)	(89,726,234)	(2,643,000)	(26,376,640)
Net increase	21,588,045	$218,096,750	4,952,442	$49,653,302

Investor A Shares
Shares sold and automatic conversion of shares	12,990,356	$131,223,446	1,168,727	$11,651,976
Shares issued to shareholders in reinvestment of dividends	60,059	606,385	11,803	117,921
Total issued	13,050,415	131,829,831	1,180,530	11,769,897
Shares redeemed	(2,017,284)	(20,331,780)	(385,226)	(3,860,050)
Net increase	11,033,131	$111,498,051	795,304	$7,909,847

Investor A1 Shares
Shares sold	60,500	$ 607,223	134,833	$1,345,652
Shares issued to shareholders in reinvestment of dividends	133,753	1,345,087	185,071	1,846,524
Total issued	194,253	1,952,310	319,904	3,192,176
Shares redeemed	(3,019,589)	(30,352,718)	(2,104,956)	(20,951,820)
Net decrease	(2,825,336)	$ (28,400,408)	(1,785,052)	$(17,759,644)

Investor B Shares
Shares sold	187,443	$ 1,880,888	66,520	$662,554
Shares issued to shareholders in reinvestment of dividends	15,683	157,656	21,958	218,871
Total issued	203,126	2,038,544	88,478	881,425
Shares redeemed and automatic conversion of shares	(288,235)	(2,896,017)	(479,536)	(4,783,875)
Net decrease	(85,109)	$ (857,473)	(391,058)	$(3,902,450)

Investor C Shares
Shares sold	7,199,561	$ 72,540,245	710,129	$7,088,444
Shares issued to shareholders in reinvestment of dividends	33,190	334,681	7,861	78,483
Total issued	7,232,751	72,874,926	717,990	7,166,927
Shares redeemed	(1,097,941)	(11,061,640)	(190,416)	(1,900,796)
Net increase	6,134,810	$ 61,813,286	527,574	$5,266,131

74 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
Municipal Insured	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	3,226,075	$ 22,737,812	1,777,861	$13,543,665
Shares issued to shareholders in reinvestment of dividends
and distributions	1,638,695	11,558,683	1,623,461	12,287,529
Total issued	4,864,770	34,296,495	3,401,322	25,831,194
Shares redeemed	(9,542,574)	(67,131,852)	(8,693,490)	(66,023,825)
Net decrease	(4,677,804)	$ (32,835,357)	(5,292,168)	$(40,192,631)

Investor A Shares
Shares sold and automatic conversion of shares	8,790,059	$ 62,362,833	2,991,401	$22,777,021
Shares issued to shareholders in reinvestment of dividends
and distributions	564,951	3,984,551	499,420	3,777,445
Total issued	9,355,010	66,347,384	3,490,821	26,554,466
Shares redeemed	(5,692,511)	(40,102,046)	(3,145,331)	(23,994,753)
Net increase	3,662,499	$ 26,245,338	345,490	$2,559,713

Investor B Shares
Shares sold	113,395	$ 784,859	192,937	$1,476,246
Shares issued to shareholders in reinvestment of dividends
and distributions	68,122	479,326	89,770	679,437
Total issued	181,517	1,264,185	282,707	2,155,683
Shares redeemed and automatic conversion of shares	(1,829,244)	(12,870,403)	(1,710,506)	(13,019,421)
Net decrease	(1,647,727)	$ (11,606,218)	(1,427,799)	$(10,863,738)

Investor C Shares
Shares sold	2,824,349	$ 19,963,381	1,416,686	$10,764,923
Shares issued to shareholders in reinvestment of dividends
and distributions	64,122	453,360	25,281	190,501
Total issued	2,888,471	20,416,741	1,441,967	10,955,424
Shares redeemed	(915,117)	(6,318,880)	(190,707)	(1,443,003)
Net increase	1,973,354	$ 14,097,861	1,251,260	$9,512,421

Investor C1 Shares
Shares sold	308	$ 2,275	259	$1,870
Shares issued to shareholders in reinvestment of dividends
and distributions	117,062	824,595	124,398	941,214
Total issued	117,370	826,870	124,657	943,084
Shares redeemed	(1,057,067)	(7,367,911)	(1,078,193)	(8,190,073)
Net decrease	(939,697)	$ (6,541,041)	(953,536)	$(7,246,989)

ANNUAL REPORT JUNE 30, 2009 75

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
National Municipal	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	23,391,888	$218,856,130	16,005,655	$ 163,209,896
Shares issued resulting from reorganization	1,316,862	12,395,093	—	—
Shares issued to shareholders in reinvestment of dividends	3,176,077	29,957,092	3,009,671	30,615,058
Total issued	27,884,827	261,208,315	19,015,326	193,824,954
Shares redeemed	(28,855,272)	(267,330,650)	(14,764,890)	(150,139,405)
Net increase (decrease)	(970,445)	$ (6,122,335)	4,250,436	$43,685,549

Investor A Shares
Shares sold and automatic conversion of shares	31,859,146	$295,936,080	18,700,872	$ 190,592,280
Shares issued resulting from reorganization	4,478,243	42,172,421	—	—
Shares issued to shareholders in reinvestment of dividends	1,318,677	12,433,840	919,230	9,340,480
Total issued	37,656,066	350,542,341	19,620,102	199,932,760
Shares redeemed	(19,016,556)	(176,818,811)	(5,822,235)	(59,464,427)
Net increase	18,639,510	$173,723,530	13,797,867	$ 140,468,333

Investor B Shares
Shares sold	480,937	$ 4,471,892	235,464	$2,398,074
Shares issued resulting from reorganization	926,855	8,720,800	—	—
Shares issued to shareholders in reinvestment of dividends	128,385	1,209,747	146,494	1,491,864
Total issued	1,536,177	14,402,439	381,958	3,889,938
Shares redeemed and automatic conversion of shares	(2,513,202)	(23,671,120)	(3,112,742)	(31,809,975)
Net decrease	(977,025)	$ (9,268,681)	(2,730,784)	$(27,920,037)

Investor C Shares
Shares sold	13,770,386	$129,633,926	7,587,682	$77,320,500
Shares issued resulting from reorganization	250,847	2,362,454	—	—
Shares issued to shareholders in reinvestment of dividends	429,597	4,047,957	175,685	1,781,872
Total issued	14,450,830	136,044,337	7,763,367	79,102,372
Shares redeemed	(4,518,696)	(42,305,488)	(1,379,487)	(14,088,908)
Net increase	9,932,134	$ 93,738,849	6,383,880	$65,013,464

Investor C1 Shares
Shares sold	14,271	$ 137,739	35,604	$365,498
Shares issued resulting from reorganization	920,024	8,661,141	—	—
Shares issued to shareholders in reinvestment of dividends	282,963	2,666,650	321,359	3,272,418
Total issued	1,217,258	11,465,530	356,963	3,637,916
Shares redeemed	(2,780,257)	(25,971,209)	(2,368,864)	(24,204,318)
Net decrease	(1,562,999)	$ (14,505,679)	(2,011,901)	$(20,566,402)

76 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
High Yield Municipal	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	2,789,461	$ 19,603,534	5,299,302	$48,686,114
Shares issued to shareholders in reinvestment of dividends
and distributions	8,324	59,586	4,317	39,399
Total issued	2,797,785	19,663,120	5,303,619	48,725,513
Shares redeemed	(4,689,484)	(33,516,161)	(3,372,274)	(30,775,895)
Net increase (decrease)	(1,891,699)	$ (13,853,041)	1,931,345	$17,949,618

Investor A Shares
Shares sold	527,679	$ 3,714,601	388,902	$3,588,193
Shares issued to shareholders in reinvestment of dividends
and distributions	16,677	124,025	20,824	190,141
Total issued	544,356	3,838,626	409,726	3,778,334
Shares redeemed	(636,324)	(4,783,763)	(250,883)	(2,323,475)
Net increase (decrease)	(91,968)	$ (945,137)	158,843	$1,454,859

Investor C Shares
Shares sold	411,739	$ 2,966,901	249,094	$2,283,008
Shares issued to shareholders in reinvestment of dividends
and distributions	19,240	137,887	11,628	105,769
Total issued	430,979	3,104,788	260,722	2,388,777
Shares redeemed	(213,248)	(1,513,923)	(178,727)	(1,679,281)
Net increase	217,731	$ 1,590,865	81,995	$709,496

ANNUAL REPORT JUNE 30, 2009 77

Notes to Financial Statements (continued)

		Year Ended	Period October 1, 2007			Year Ended
	June 30, 2009		to June 30, 2008		September 30, 2007
New York Municipal	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	771,195	$7,406,346	653,852	$6,941,064	563,362	$6,200,599
Shares issued to shareholders in reinvestment
of dividends	46,073	445,241	21,250	224,915	22,248	244,891
Total issued	817,268	7,851,587	675,102	7,165,979	585,610	6,445,490
Shares redeemed	(598,776)	(5,721,947)	(322,656)	(3,438,545)	(199,561)	(2,176,094)
Net increase	218,492	$2,129,640	352,446	$3,727,434	386,049	$4,269,396

		Year Ended	Period October 1, 2007		Period October 2, 2006*
	June 30, 2009		to June 30, 2008		to September 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	1,167,689	$11,352,956	1,128,404	$12,098,355	1,159,552	$12,798,513
Shares issued to shareholders in reinvestment
of dividends	52,001	501,759	26,141	276,958	11,371	124,414
Total issued	1,219,690	11,854,715	1,154,545	12,375,313	1,170,923	12,922,927
Shares redeemed	(686,270)	(6,557,951)	(699,518)	(7,416,904)	(68,236)	(742,952)
Net increase	533,420	$5,296,764	455,027	$4,958,409	1,102,687	$12,179,975
* Commencement of operations.
		Year Ended	Period October 1, 2007			Year Ended
	June 30, 2009		to June 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Investor A1
Shares sold	328,409	$3,216,644	285,153	$3,042,406	493,948	$5,431,046
Shares issued to shareholders in reinvestment
of dividends	501,203	4,844,260	357,383	3,789,957	501,703	5,534,705
Total issued	829,612	8,060,904	642,536	6,832,363	995,651	10,965,751
Shares redeemed	(1,812,255)	(17,442,375)	(2,443,975)	(25,874,500)	(2,256,844)	(24,905,480)
Net decrease	(982,643)	$ (9,381,471)	(1,801,439)	$(19,042,137)	(1,261,193)	$(13,939,729)

Investor B
Shares sold	20,430	$194,698	37,649	$404,726	62,337	$688,504
Shares issued to shareholders in reinvestment
of dividends	29,317	283,368	27,365	290,345	53,584	591,518
Total issued	49,747	478,066	65,014	695,071	115,921	1,280,022
Shares redeemed and automatic conversion of shares	(635,356)	(6,152,213)	(609,592)	(6,510,070)	(932,308)	(10,266,350)
Net decrease	(585,609)	$ (5,674,147)	(544,578)	$(5,814,999)	(816,387)	$(8,986,328)

78 ANNUAL REPORT JUNE 30, 2009

Notes to Financial Statements (concluded)

		Year Ended	Period October 1, 2007		Period October 2, 2006*
	June 30, 2009		to June 30, 2008		to September 30, 2007
New York Municipal (concluded)	Shares	Amount	Shares	Amount	Shares	Amount
Investor C
Shares sold	504,698	$4,881,220	445,757	$4,757,549	426,707	$4,696,020
Shares issued to shareholders in reinvestment
of dividends	29,471	283,932	13,218	139,705	4,448	48,645
Total issued	534,169	5,165,152	458,975	4,897,254	431,155	4,744,665
Shares redeemed	(103,375)	(1,017,741)	(62,073)	(662,001)	(5,985)	(65,594)
Net increase	430,794	$4,147,411	396,902	$4,235,253	425,170	$4,679,071
* Commencement of operations.
		Year Ended	Period October 1, 2007			Year Ended
	June 30, 2009		to June 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Investor C1
Shares sold	771	$7,603	1,102	$11,515	128	$1,415
Shares issued to shareholders in reinvestment
of dividends	37,880	365,898	27,507	291,749	39,561	436,364
Total issued	38,651	373,501	28,609	303,264	39,689	437,779
Shares redeemed	(134,896)	(1,271,338)	(168,317)	(1,794,619)	(240,915)	(2,663,364)
Net decrease	(96,245)	$(897,837)	(139,708)	$(1,491,355)	(201,226)	$(2,225,585)

10. Subsequent Events:

Effective July 1, 2009, for Short-Term Municipal, the Manager has
voluntarily agreed to waive fees or expenses in order to limit expenses.
The expense limitations as a percentage of net assets are as follows:
0.40% for Institutional Shares, 0.69% for Investor A Shares, 0.52%
for Investor A1 Shares, 0.81% for Investor B Shares and 1.55% for
Investor C Shares.

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through August 28, 2009, the date the financial statements were issued.

ANNUAL REPORT JUNE 30, 2009 79

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Municipal Bond Fund, Inc. and the Shareholders and Board
of Trustees of BlackRock Multi-State Municipal Series Trust
(collectively the “Funds”):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Municipal Bond
Fund, Inc., comprising the BlackRock Short-Term Municipal Fund,
BlackRock Municipal Insured Fund, BlackRock National Municipal Fund,
and BlackRock High Yield Municipal Fund, as of June 30, 2009, and the
related statements of operations for the year then ended, the statements of changes in net assets for the each of the two years in the period then ended, and the financial highlights for each of the periods presented. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock New York Municipal
Bond Fund, one of the funds constituting BlackRock Multi-State Municipal
Series Trust, as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period October 1, 2007 to June 30, 2008, and the year ended September 30, 2007, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial report-
ing. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signifi-
cant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Short-Term Municipal Fund, BlackRock Municipal Insured Fund,
BlackRock National Municipal Fund and BlackRock High Yield Municipal
Fund of BlackRock Municipal Bond Fund, Inc. as of June 30, 2009, the
results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. Additionally, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State
Municipal Series Trust as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period October 1, 2007 to June 30, 2008, and the year ended
September 30, 2007, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 28, 2009

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by
BlackRock Municipal Insured Fund of BlackRock Municipal Bond Fund, Inc.
during the taxable year ended June 30, 2009.
Record	Payable	Ordinary	Long-Term
Date	Date	Income	Capital Gains
12/18/2008	12/22/2008	$0.001639	$0.001927

All of the other net investment income distributions paid monthly by the Fund qualify as tax-exempt interest dividends for federal income tax purposes.

All of the net investment income distributions paid monthly by BlackRock
Short-Term Municipal Fund, BlackRock National Municipal Fund, and
BlackRock High Yield Municipal Fund of BlackRock Municipal Bond Fund, Inc.
and BlackRock New York Municipal Bond Fund of BlackRock Multi-State
Municipal Series Trust during the taxable years ended June 30, 2009 qualify as tax-exempt interest dividends for federal income tax purposes.

80 ANNUAL REPORT JUNE 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of BlackRock High Yield Municipal Fund (the “High
Yield Fund”), BlackRock Municipal Insured Fund (the “Insured Fund”),
BlackRock National Municipal Fund (the “National Fund”) and BlackRock
Short-Term Municipal Fund (the “Short-Term Fund”), each a series of
BlackRock Municipal Bond Fund, Inc. (the “Corporation”), and the Board
of Trustees of the BlackRock New York Municipal Bond Fund (the “New
York Fund”), a series of BlackRock Multi-State Municipal Series Trust (the
“Trust”), (collectively, the “Board,” and the members of which are referred to as “Board Members”) met on May 5, 2009 and June 4 – 5, 2009 to
consider the approval of the funds’ investment advisory agreements (col-
lectively, the “Advisory Agreements”) with BlackRock Advisors, LLC (the
“Manager”), each fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory
Agreements”) between the Manager and BlackRock Investment Manage-
ment, LLC (the “Sub-Advisor”) with respect to the funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” For simplicity, the
High Yield Fund, the Insured Fund, the National Fund, the Short-Term Fund,
the New York Fund, the Corporation and the Trust are referred to herein as the “Fund.” The Advisory Agreements and the Sub-Advisory Agreements are
referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”), at the time of the Board’s approval of the Agreements.
The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member.
The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee,
a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the
Performance Oversight Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent
Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continua-
tion of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund account-
ing; (c) Fund operating expenses; (d) the resources devoted to and com-
pliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and com-
pliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and
(k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the
May meeting included (a) information independently compiled and pre-
pared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the invest-
ment performance of the Fund as compared with a peer group of funds as determined by Lipper and, for the National Fund and Short-Term Fund,
a customized peer group selected by BlackRock (collectively, “Peers”);
(b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and signifi-
cant shareholders; (c) a general analysis provided by BlackRock concern-
ing investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale;
(e) a summary of aggregate amounts paid by the Fund to BlackRock;
(f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discus-
sions that occurred during the May 5, 2009 meeting, the Board presented
BlackRock with questions and requests for additional information and
BlackRock responded to these requests with additional written information in advance of the June 4 – 5, 2009 Board meeting.

At an in-person meeting held on June 4 – 5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the
Fund and the Sub-Advisory Agreements between the Manager and the

ANNUAL REPORT JUNE 30, 2009 81

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Sub-Advisor with respect to the Fund, each for a one-year term ending
June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund;
(d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to
BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the will-
ingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the
Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund.
BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call cen-
ter services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the May 5, 2009 meeting, the Board was provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of the Fund’s perform-
ance. The Board also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper cate-
gory and, for the National Fund and the Short-Term Fund, a customized peer group selected by BlackRock. The Board was provided with a descrip-
tion of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The
Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the High Yield Fund ranked in the fourth quartile against its Lipper Performance Composite for the one-year period reported.
The Board and BlackRock reviewed the reasons for the High Yield Fund’s underperformance during this period compared with its Peers. The Board was informed that, among other things, the High Yield Fund continues to be hampered by the securities in which the High Yield Fund originally invested at inception, at which time credit spread was at some of its tightest levels.
The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the High Yield Fund’s performance.

The Board noted that the Insured Fund ranked in the second, third and second quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the National Fund ranked in the second, first and first quartiles against its Customized Lipper Peer Group Composite for the one-,
three- and five-year periods reported, respectively.

The Board noted that the Short-Term Fund ranked in the first, second and second quartiles against its Customized Lipper Peer Group for the one-, three- and five-year periods reported, respectively.

82 ANNUAL REPORT JUNE 30, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that the New York Fund ranked in the third, first and second quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent Board
Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other com-
parable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s finan-
cial condition and profitability with respect to the services it provided the
Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed
BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating mar-
gin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating mar-
gins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addi-
tion, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the
Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed
BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to con-
tinue to provide the high quality of services that is expected by the Board.

The Board noted that the High Yield Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the
High Yield Fund’s Peers. The Board also noted that the High Yield Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Fund increases, thereby allow-
ing shareholders the potential to participate in economies of scale.

The Board noted that the Insured Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the
Insured Fund’s Peers. The Board also noted that the Insured Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the aggregate assets of the Insured Fund, the
National Fund and the Short-Term Fund increase, thereby allowing share-
holders the potential to participate in economies of scale.

The Board noted that, although the National Fund’s contractual advisory fees were above the median contractual advisory fees paid by the National
Fund’s Peers, its actual advisory fees, after giving effect to any expense reimbursements or fee waivers, were within 5% of the median amount. The
Board also noted that the National Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the aggregate assets of the Insured Fund, the National Fund and the Short-
Term Fund increase, thereby allowing shareholders the potential to partici-
pate in economies of scale.

The Board noted that the Short-Term Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Short-Term Fund’s Peers. The Board also noted that the Short-
Term Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the aggregate assets of the
Insured Fund, the National Fund and the Short-Term Fund increase, thereby allowing shareholders the potential to participate in economies of scale.
The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit the Short-Term Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the New York Fund’s contractual advisory fees were above the median contractual advisory fees paid by the New York Fund’s
Peers. The Board also noted that the New York Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New York Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

ANNUAL REPORT JUNE 30, 2009 83

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The
Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund, both tangible and intangi-
ble, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affili-
ates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Board received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the
Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-
important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board
Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

84 ANNUAL REPORT JUNE 30, 2009

Officers and Directors
Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Funds	a Director[2]	Principal Occupation(s) During Past Five Years	Overseen	Directorships

Non-Interested Directors[1]
Robert M. Hernandez	Chairman of the	Since	Director, Vice Chairman and Chief Financial Officer of USX	35 Funds	ACE Limited (insurance
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	101 Portfolios	company); Eastman Chemical
New York, NY 10022	and Member of				Company (chemical); RTI
1944	the Audit				International Metals, Inc.
	Committee				(metals); TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	35 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	101 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Director and		Parkinson’s Research since 2000; Director of BTG International Plc
1941	Member of the		(a global technology commercialization company) from 2001
	Audit Committee		to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	35 Funds	None
40 East 52nd Street		1995	1996 and Executive Vice President thereof from 1996 to 2003;	101 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	35 Funds	None
40 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member of	101 Portfolios
New York, NY 10022			Governance, Audit and Finance Committee, Avaya Inc. (computer
1946			equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an invest-	35 Funds	Knology, Inc. (telecommuni-
40 East 52nd Street		2007	mentpartnership) since 1979; Managing General Partner, The South	101 Portfolios	cations); Capital Southwest
New York, NY 10022			Atlantic Venture Funds since 1983; Member of the Investment		(financial)
1944			Advisory Council of the Florida State Board of Administration
from 2001 to 2007.

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	35 Funds	Alcatel-Lucent (telecommu-
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The	101 Portfolios	nications); Global Specialty
40 East 52nd Street			Coca Cola Company since 2002; Advisory Board Member BT		Metallurgical (metallurgical
New York, NY 10022			Americas (telecommunications) since 2004; Member of the Board		industry); UPS Corporation
1943			of Directors, Chicago Climate Exchange (environmental) since 2006;		(delivery service)
Member of the International Advisory Board GML (energy)
since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	35 Funds	None
40 East 52nd Street		2005		101 Portfolios
New York, NY 10022
1957
John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Director,	35 Funds	Cabot Corporation
40 East 52nd Street		2007	Allmerica Financial Corporation from 1995 to 2003; Director,	101 Portfolios	(chemicals); LKQ Corporation
New York, NY 10022			ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy		(auto parts manufacturing);
1943			solutions company) from 2006 to 2007.		TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm)	35 Funds	None
40 East 52nd Street		2000	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since	101 Portfolios
New York, NY 10022			2000; Director of ECMC Group (service provider to students, schools
1942			and lenders) since 2001; President, The American Law Institute,
(non-profit), since 2008; President, American Bar Association from
1995 to 1996.

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	35 Funds	None
40 East 52nd Street		2004	Inc. (holding company) since 1998; Director and Secretary, SCB	101 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

ANNUAL REPORT JUNE 30, 2009 85

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Funds	a Director[2]	Principal Occupation(s) During Past Five Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	35 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at	101 Portfolios
New York, NY 10022			the University of Wyoming from 2006 to 2008; Trustee, University
1941			of Wyoming Foundation since 2008; Director, The American
Museum of Fly Fishing since 1997; Director, The National Audubon
Society from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	35 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	1981	Business Administration since 1995.	101 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Date shown is the earliest date a person has served as director for any of the Funds covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Funds’
board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H.
Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F.
O’Brien, 2004; Roberta Cooper Ramo, 2000; Jean Margo Reid, 2004; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.

Interested Directors[3]

Richard S. Davis	Fund	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	175 Funds	None
40 East 52nd Street	President[4]	2007	Officer, State Street Research & Management Company from	285 Portfolios
New York, NY 10022	and Director		2000 to 2005; Chairman of the Board of Trustees, State Street
1945			Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	35 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	101 Portfolios
New York, NY 10022			since 1988 and Chairman of the Executive and Management
1952			Committees; Managing Director, The First Boston Corporation, Member
of its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial
Affairs Committee and a member of the Executive Committee, the
Ad Hoc Committee on Board Governance, and the Committee on
Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees,
Chairman of the Development/Trustee Stewardship Committee and
Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	175 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	285 Portfolios
New York, NY 10022			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005
to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

[3] Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Funds based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[4] Fund President for BlackRock Multi-State Municipal Series Trust.

86 ANNUAL REPORT JUNE 30, 2009

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers[1]
Donald C. Burke	President[2]	Since	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”)
40 East 52nd Street	and Chief	2007	and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005, Treasurer thereof
New York, NY 10022	Executive		from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer
Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009;
40 East 52nd Street	President	2009	Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group
New York, NY 10022			from 2000 to 2006.
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
40 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992
New York, NY 10022	Officer		to 2006.
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
40 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10022			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel
40 East 52nd Street	Compliance	2007	of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General
40 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Funds serve at the pleasure of the Board of Directors.
[2] Fund President for BlackRock Municipal Bond Fund, Inc.
Further information about the Funds’ Officers and Directors is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Investment Advisor	Transfer Agent		Accounting Agent	Legal Counsel	Independent Registered	Address for All Funds
BlackRock Advisors, LLC	PNC Global Investment		State Street Bank	Willkie Farr & Gallagher LLP	Public Accounting Firm	100 Bellevue Parkway
Wilmington, DE 19809	Servicing (U.S.) Inc.		and Trust Company	New York, NY 10019	Deloitte & Touche LLP	Wilmington, DE 19809
	Wilmington, DE 19809		Princeton, NJ 08540		Princeton, NJ 08540
Custodians			Distributor
The Bank of New York Mellon[3]			BlackRock Advisors, LLC
New York, NY 10286			New York, NY 10022
State Street Bank and Trust Company[4]
Boston, MA 02101

[3] For BlackRock Municipal Bond Fund, Inc.
[4] For BlackRock New York Municipal Bond Fund.

Effective July 31, 2009, Donald C. Burke, President for BlackRock Municipal Bond Fund, Inc. and Chief Executive Officer of
the Funds retired. The Fund’s Board of Directors wishes Mr. Burke well in his retirement.
Effective August 1, 2009, Anne F. Ackerley became President for BlackRock Municipal Bond Fund, Inc. and Chief Executive
Officer of the Funds, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Funds.

Effective August 1, 2009, Jean Margo Reid resigned as a Director of the Funds. The Board wishes Ms. Reid well in her future endeavors.

ANNUAL REPORT JUNE 30, 2009 87

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following informa-
tion is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

88 ANNUAL REPORT JUNE 30, 2009

Additional Information (concluded)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended
December 31 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. The Funds’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

ANNUAL REPORT JUNE 30, 2009 89

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices.
You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have
$50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

90 ANNUAL REPORT JUNE 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock GNMA Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT JUNE 30, 2009 91

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the
Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock High
Yield Municipal	$31,900	$31,200	$0	$0	$6,100	$6,100	$1,028	$1,049
Fund
BlackRock
Municipal Insured	$38,500	$37,600	$0	$0	$6,100	$6,100	$1,028	$1,049
Fund

BlackRock National	$37,500	$36,600	$0	$0	$6,100	$6,100	$1,028	$1,049
Municipal Fund
BlackRock Short-
Term Municipal	$27,700	$27,000	$0	$0	$6,100	$6,100	$1,028	$1,049
Fund
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock High Yield	$414,628	$412,149
Municipal Fund
BlackRock Municipal Insured
Fund	$414,628	$412,149

BlackRock National Municipal	$414,628	$412,149
Fund
BlackRock Short-Term
Municipal Fund	$414,628	$412,149

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a)

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: August 21, 2009